UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21261
Rydex ETF Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl Verboncoeur
Rydex ETF Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 2.2%
Boeing Co.	49,378	$2,118,810
General Dynamics Corp.	40,720	2,255,481
Goodrich Corp.	46,553	2,390,962
Honeywell International, Inc.	72,643	2,520,712
ITT Corp.	53,481	2,641,961
L-3 Communications Holdings, Inc.	33,468	2,526,834
Lockheed Martin Corp.	28,843	2,156,303
Northrop Grumman Corp.	50,757	2,262,747
Precision Castparts Corp.	29,965	2,391,507
Raytheon Co.	51,990	2,440,930
Rockwell Collins, Inc.	54,689	2,307,876
United Technologies Corp.	43,997	2,396,517

Total Aerospace & Defense		28,410,640

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	47,507	2,590,557
Expeditors International of Washington, Inc.	72,724	2,467,525
FedEx Corp.	46,590	3,160,666
United Parcel Service, Inc. — Class B	50,003	2,686,661

Total Air Freight & Logistics		10,905,409

Airlines 0.2%
Southwest Airlines Co.	363,086	2,850,225

Total Airlines		2,850,225

Auto Components 0.5%
Goodyear Tire & Rubber Co.(The)*	192,818	3,281,763
Johnson Controls, Inc.	115,731	2,995,118

Total Auto Components		6,276,881

Automobiles 0.5%
Ford Motor Co.*	415,353	3,322,824
Harley-Davidson, Inc.	144,324	3,261,722

Total Automobiles		6,584,546

Beverages 1.5%
Brown-Forman Corp. — Class B	54,609	2,400,066
Coca-Cola Co.(The)	48,816	2,432,989
Coca-Cola Enterprises, Inc.	136,807	2,570,603
Constellation Brands, Inc. — Class A*	183,953	2,512,798
Dr Pepper Snapple Group, Inc.*	107,439	2,644,074
Molson Coors Brewing Co. — Class B	55,617	2,514,445
Pepsi Bottling Group, Inc.	71,391	2,423,724
PepsiCo, Inc.	44,489	2,524,751

Total Beverages		20,023,450

Biotechnology 1.2%
Amgen, Inc.*	45,745	2,850,371
Biogen Idec, Inc.*	46,101	2,192,103
Celgene Corp.*	50,962	2,902,795
Cephalon, Inc.*	40,573	2,379,606
Genzyme Corp.*	43,501	2,257,267
Gilead Sciences, Inc.*	50,861	2,488,629

Total Biotechnology		15,070,771

Building Products 0.3%
Masco Corp.	261,506	3,642,779

Total Building Products		3,642,779

Capital Markets 2.8%
Ameriprise Financial, Inc.	100,027	2,780,751
Bank of New York Mellon Corp.	81,144	2,218,477
Charles Schwab Corp.(The)	135,187	2,415,792
E*TRADE Financial Corp.*	1,942,557	2,913,835
Federated Investors, Inc. — Class B	97,817	2,536,395
Franklin Resources, Inc.	32,718	2,901,432
Goldman Sachs Group, Inc.(The)	16,771	2,738,704

		Market
	Shares	Value

Invesco Ltd.	138,276	$2,730,951
Janus Capital Group, Inc.	203,638	2,781,695
Legg Mason, Inc.	99,436	2,798,129
Morgan Stanley	84,909	2,419,906
Northern Trust Corp.	45,179	2,702,156
State Street Corp.	50,466	2,538,440
T. Rowe Price Group, Inc.	56,887	2,657,192

Total Capital Markets		37,133,855

Chemicals 2.3%
Air Products & Chemicals, Inc.	36,991	2,759,529
CF Industries Holdings, Inc.	32,082	2,532,553
Dow Chemical Co.(The)	145,568	3,081,675
Du Pont (E.I.) de Nemours & Co.	95,924	2,966,929
Eastman Chemical Co.	61,969	3,077,381
Ecolab, Inc.	63,286	2,627,002
International Flavors & Fragrances, Inc.	74,065	2,611,532
Monsanto Co.	29,566	2,483,544
PPG Industries, Inc.	55,809	3,069,495
Praxair, Inc.	33,297	2,603,159
Sigma-Aldrich Corp.	49,598	2,517,098

Total Chemicals		30,329,897

Commercial Banks 2.8%
BB&T Corp.	106,110	2,427,797
Comerica, Inc.	113,390	2,703,218
Fifth Third Bancorp	320,363	3,043,448
First Horizon National Corp.*	188,371	2,414,916
Huntington Bancshares, Inc.	533,032	2,180,101
KeyCorp	388,076	2,243,079
M&T Bank Corp.	51,694	3,014,794
Marshall & Ilsley Corp.	467,330	2,822,673
PNC Financial Services Group, Inc.	59,169	2,169,136
Regions Financial Corp.	586,448	2,592,100
SunTrust Banks, Inc.	149,102	2,907,489
U.S. Bancorp	132,932	2,713,142
Wells Fargo & Co.	99,874	2,442,918
Zions Bancorp	181,239	2,461,226

Total Commercial Banks		36,136,037

Commercial Services & Supplies 2.3%
Avery Dennison Corp.	91,883	2,456,033
Cintas Corp.	107,188	2,698,994
Dun & Bradstreet Corp.	29,995	2,159,340
Equifax, Inc.	91,977	2,396,001
Iron Mountain, Inc.*	83,536	2,440,086
Monster Worldwide, Inc.*	194,761	2,537,736
Pitney Bowes, Inc.	112,728	2,327,833
R.R. Donnelley & Sons Co.	187,317	2,603,706
Republic Services, Inc.	102,667	2,730,942
Robert Half International, Inc.	108,238	2,683,220
Stericycle, Inc.*	46,848	2,398,618
Waste Management, Inc.	84,768	2,382,828

Total Commercial Services & Supplies		29,815,337

Communications Equipment 1.6%
Ciena Corp.*	225,145	2,512,618
Cisco Systems, Inc.*	126,525	2,784,815
Harris Corp.	83,374	2,610,440
JDS Uniphase Corp.*	403,590	2,365,037
Juniper Networks, Inc.*	106,179	2,774,457
Motorola, Inc.	389,268	2,787,159
QUALCOMM, Inc.	52,102	2,407,634
Tellabs, Inc.*	412,772	2,394,078

Total Communications Equipment		20,636,238

Computers & Peripherals 2.4%
Apple, Inc.*	17,343	2,833,673

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Dell, Inc.*	179,988	$2,408,239
EMC Corp.*	182,118	2,742,697
Hewlett-Packard Co.	62,470	2,704,951
International Business Machines Corp.	22,517	2,655,430
Lexmark International, Inc. — Class A*	156,583	2,267,322
NetApp, Inc.*	124,582	2,798,112
QLogic Corp.*	186,565	2,434,673
SanDisk Corp.*	163,968	2,921,910
Sun Microsystems, Inc.*	259,787	2,382,247
Teradata Corp.*	104,488	2,567,270
Western Digital Corp.*	92,664	2,803,086

Total Computers & Peripherals		31,519,610

Construction & Engineering 0.6%
Fluor Corp.	47,556	2,510,957
Jacobs Engineering Group, Inc.*	56,620	2,320,287
Quanta Services, Inc.*	99,306	2,314,823

Total Construction & Engineering		7,146,067

Construction Materials 0.2%
Vulcan Materials Co.	55,545	2,637,277

Total Construction Materials		2,637,277

Consumer Finance 0.9%
American Express Co.	96,777	2,741,692
Capital One Financial Corp.	108,011	3,315,938
Discover Financial Services	260,207	3,091,259
SLM Corp.*	272,438	2,421,974

Total Consumer Finance		11,570,863

Containers & Packaging 1.0%
Ball Corp.	56,814	2,747,525
Bemis Co., Inc.	99,016	2,606,101
Owens-Illinois, Inc.*	83,943	2,849,025
Pactiv Corp.*	116,530	2,934,225
Sealed Air Corp.	133,737	2,459,424

Total Containers & Packaging		13,596,300

Distributors 0.2%
Genuine Parts Co.	72,240	2,558,741

Total Distributors		2,558,741

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	36,274	2,504,357
DeVry, Inc.	48,527	2,413,733
H&R Block, Inc.	155,754	2,599,534

Total Diversified Consumer Services		7,517,624

Diversified Financial Services 1.6%
Bank of America Corp.	182,471	2,698,746
Citigroup, Inc.	755,181	2,393,924
CME Group, Inc.	7,309	2,037,969
IntercontinentalExchange, Inc.*	20,922	1,967,923
JPMorgan Chase & Co.	69,093	2,670,445
Leucadia National Corp.*	107,648	2,637,376
Moody’s Corp.	92,164	2,187,973
Nasdaq OMX Group (The)*	113,472	2,397,663
NYSE Euronext	84,378	2,273,987

Total Diversified Financial Services		21,266,006

Diversified Telecommunication Services 1.1%
AT&T, Inc.	100,151	2,626,961
CenturyTel, Inc.	76,668	2,406,609
Frontier Communications Corp.	356,093	2,492,651
Qwest Communications International, Inc.	593,197	2,289,740
Verizon Communications, Inc.	80,501	2,581,667
Windstream Corp.	290,337	2,546,255

Total Diversified Telecommunication Services		14,943,883

Electric Utilities 2.7%
Allegheny Energy, Inc.	90,136	2,272,329

		Market
	Shares	Value

American Electric Power Co., Inc.	84,466	$2,615,067
Duke Energy Corp.	166,272	2,573,891
Edison International	75,848	2,451,407
Entergy Corp.	30,846	2,477,859
Exelon Corp.	48,003	2,441,433
FirstEnergy Corp.	62,338	2,568,326
FPL Group, Inc.	42,003	2,380,310
Northeast Utilities	108,462	2,495,711
Pepco Holdings, Inc.	180,748	2,599,156
Pinnacle West Capital Corp.	82,755	2,644,850
PPL Corp.	72,460	2,448,423
Progress Energy, Inc.	64,826	2,556,737
Southern Co.	78,261	2,457,395

Total Electric Utilities		34,982,894

Electrical Equipment 0.6%
Cooper Industries, Ltd. — Class A	77,498	2,553,559
Emerson Electric Co.	72,792	2,648,173
Rockwell Automation, Inc.	78,418	3,247,289

Total Electrical Equipment		8,449,021

Electronic Equipment & Instruments 1.3%
Agilent Technologies, Inc.*	127,248	2,954,699
Amphenol Corp. — Class A	75,353	2,513,023
Corning, Inc.	156,951	2,668,167
FLIR Systems, Inc.*	104,515	2,246,027
Jabil Circuit, Inc.	348,474	3,192,022
Molex, Inc.	153,228	2,721,329

Total Electronic Equipment & Instruments		16,295,267

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	63,693	2,579,566
BJ Services Co.	172,759	2,449,723
Cameron International Corp.*	84,964	2,653,426
Diamond Offshore Drilling, Inc.	27,344	2,457,405
ENSCO International, Inc.	65,295	2,474,027
FMC Technologies, Inc.*	64,146	2,790,351
Halliburton Co.	111,866	2,471,120
Nabors Industries, Ltd.*	151,217	2,573,713
National-Oilwell Varco, Inc.*	69,587	2,500,957
Rowan Cos., Inc.	117,608	2,508,579
Schlumberger, Ltd.	43,153	2,308,685
Smith International, Inc.	89,897	2,259,112

Total Energy Equipment & Services		30,026,664

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	51,896	2,568,852
CVS Caremark Corp.	75,515	2,528,242
Kroger Co.(The)	110,627	2,365,205
Safeway, Inc.	113,766	2,153,591
SUPERVALU, Inc.	149,177	2,212,295
Sysco Corp.	100,670	2,391,919
Wal-Mart Stores, Inc.	49,641	2,476,093
Walgreen Co.	75,983	2,359,272
Whole Foods Market, Inc.*	124,769	3,018,162

Total Food & Staples Retailing		22,073,631

Food Products 2.7%
Archer-Daniels-Midland Co.	86,652	2,609,958
Campbell Soup Co.	84,268	2,614,836
ConAgra Foods, Inc.	127,812	2,508,950
Dean Foods Co.*	128,816	2,729,611
General Mills, Inc.	43,748	2,577,195
H.J. Heinz Co.	65,089	2,503,323
Hershey Co.(The)	68,588	2,740,091
Hormel Foods Corp.	69,500	2,495,745
J.M. Smucker Co.(The)	50,374	2,520,211
Kellogg Co.	52,881	2,511,847
Kraft Foods, Inc. — Class A	93,995	2,663,818

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

McCormick & Co., Inc.	74,154	$2,389,242
Sara Lee Corp.	264,818	2,817,663
Tyson Foods, Inc. — Class A	189,741	2,168,740

Total Food Products		35,851,230

Gas Utilities 0.6%
EQT Corp.	66,216	2,541,370
Nicor, Inc.	68,931	2,511,846
Questar Corp.	72,407	2,394,499

Total Gas Utilities		7,447,715

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	46,672	2,630,901
Becton, Dickinson & Co.	34,416	2,242,203
Boston Scientific Corp.*	253,384	2,721,344
C.R. Bard, Inc.	32,181	2,367,556
Dentsply International, Inc.	79,872	2,663,731
Hospira, Inc.*	65,577	2,520,124
Intuitive Surgical, Inc.*	14,813	3,367,291
Medtronic, Inc.	70,623	2,501,467
St Jude Medical, Inc.*	59,656	2,249,628
Stryker Corp.	59,364	2,308,072
Varian Medical Systems, Inc.*	63,642	2,244,653
Zimmer Holdings, Inc.*	56,363	2,626,516

Total Health Care Equipment & Supplies		30,443,486

Health Care Providers & Services 3.3%
Aetna, Inc.	92,935	2,506,457
AmerisourceBergen Corp.	130,033	2,564,251
Cardinal Health, Inc.	75,877	2,526,704
CIGNA Corp.	96,194	2,731,910
Coventry Health Care, Inc.*	126,736	2,914,928
DaVita, Inc.*	49,798	2,474,961
Express Scripts, Inc.*	35,969	2,519,269
Humana, Inc.*	75,652	2,485,168
Laboratory Corp. of America Holdings*	36,115	2,426,567
McKesson Corp.	53,741	2,748,852
Medco Health Solutions, Inc.*	51,884	2,742,588
Patterson Cos., Inc.*	115,759	2,935,648
Quest Diagnostics, Inc.	44,739	2,443,644
Tenet Healthcare Corp.*	832,889	3,289,911
UnitedHealth Group, Inc.	93,853	2,633,515
WellPoint, Inc.*	47,694	2,510,612

Total Health Care Providers & Services		42,454,985

Health Care Technology 0.2%
IMS Health, Inc.	178,722	2,144,664

Total Health Care Technology		2,144,664

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	90,332	2,528,393
Darden Restaurants, Inc.	69,436	2,249,032
International Game Technology	146,432	2,892,032
Marriott International, Inc. — Class A	108,186	2,330,329
McDonald’s Corp.	41,085	2,262,140
Starbucks Corp.*	168,335	2,979,530
Starwood Hotels & Resorts Worldwide, Inc.	104,854	2,475,603
Wyndham Worldwide Corp.	194,277	2,710,164
Wynn Resorts Ltd.*	65,092	3,330,758
Yum! Brands, Inc.	69,618	2,468,654

Total Hotels, Restaurants & Leisure		26,226,635

Household Durables 3.0%
Black & Decker Corp.	82,849	3,115,122
Centex Corp.*	284,935	3,108,641
D.R. Horton, Inc.	255,237	2,958,197
Fortune Brands, Inc.	68,565	2,713,117
Harman International Industries, Inc.	128,382	3,168,468
KB HOME	177,648	2,964,945

		Market
	Shares	Value

Leggett & Platt, Inc.	161,448	$2,801,123
Lennar Corp. — Class A	308,139	3,648,366
Newell Rubbermaid, Inc.	221,647	2,852,597
Pulte Homes, Inc.	273,671	3,111,639
Snap-on, Inc.	80,028	2,851,397
Stanley Works(The)	68,633	2,755,615
Whirlpool Corp.	55,345	3,159,646

Total Household Durables		39,208,873

Household Products 0.8%
Clorox Co.	42,437	2,589,081
Colgate-Palmolive Co.	33,856	2,452,529
Kimberly-Clark Corp.	47,090	2,752,410
Procter & Gamble Co.	47,290	2,625,068

Total Household Products		10,419,088

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	244,754	3,130,404
Constellation Energy Group, Inc.	89,270	2,562,049
Dynegy, Inc. — Class A*	1,108,656	2,228,398

Total Independent Power Producers & Energy Traders		7,920,851

Industrial Conglomerates 0.7%
3M Co.	40,331	2,844,142
General Electric Co.	198,902	2,665,287
Textron, Inc.	247,999	3,333,106

Total Industrial Conglomerates		8,842,535

Insurance 4.1%
AFLAC, Inc.	76,886	2,910,904
Allstate Corp.	98,924	2,662,045
American International Group, Inc.	80,700	1,060,398
Aon Corp.	63,646	2,510,835
Assurant, Inc.	100,287	2,559,324
Chubb Corp.	59,735	2,758,562
Cincinnati Financial Corp.	105,913	2,557,799
Genworth Financial, Inc. — Class A	353,754	2,440,903
Hartford Financial Services Group, Inc.	190,518	3,141,642
Lincoln National Corp.	139,416	2,954,225
Loews Corp.	87,679	2,632,124
Marsh & McLennan Cos., Inc.	115,461	2,357,714
MBIA, Inc.*	480,997	2,015,377
MetLife, Inc.	77,026	2,615,033
Principal Financial Group, Inc.	123,626	2,929,936
Progressive Corp.*	157,154	2,448,459
Prudential Financial, Inc.	62,373	2,761,253
Torchmark Corp.	63,539	2,481,833
Travelers Cos., Inc.(The)	56,551	2,435,652
Unum Group	148,072	2,779,311
XL Capital, Ltd. — Class A	210,966	2,970,401

Total Insurance		53,983,730

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	28,854	2,474,519
Expedia, Inc.*	146,074	3,025,193

Total Internet & Catalog Retail		5,499,712

Internet Software & Services 0.9%
Akamai Technologies, Inc.*	116,596	1,916,838
eBay, Inc.*	138,075	2,934,094
Google, Inc. — Class A*	5,713	2,531,145
VeriSign, Inc.*	128,754	2,631,732
Yahoo!, Inc.*	152,677	2,186,334

Total Internet Software & Services		12,200,143

IT Services 2.2%
Affiliated Computer Services, Inc. — Class A*	54,039	2,561,989
Automatic Data Processing, Inc.	67,403	2,510,762

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Cognizant Technology Solutions Corp. — Class A*	93,198	$2,757,729
Computer Sciences Corp.*	54,596	2,629,889
Convergys Corp.*	266,006	2,848,924
Fidelity National Information Services, Inc.	120,812	2,829,417
Fiserv, Inc.*	52,439	2,486,133
Mastercard, Inc. — Class A	14,848	2,880,957
Paychex, Inc.	89,773	2,378,985
Total System Services, Inc.	180,423	2,648,610
Western Union Co.	148,121	2,589,155

Total IT Services		29,122,550

Leisure Equipment & Products 0.6%
Eastman Kodak Co.	899,694	2,672,091
Hasbro, Inc.	95,140	2,521,210
Mattel, Inc.	145,841	2,563,885

Total Leisure Equipment & Products		7,757,186

Life Sciences Tools & Services 1.0%
Life Technologies Corp.*	59,620	2,714,499
Millipore Corp.*	35,090	2,442,264
PerkinElmer, Inc.	132,354	2,333,401
Thermo Fisher Scientific Inc.*	57,979	2,625,289
Waters Corp.*	48,793	2,451,848

Total Life Sciences Tools & Services		12,567,301

Machinery 2.5%
Caterpillar, Inc.	71,135	3,134,208
Cummins, Inc.	74,339	3,197,321
Danaher Corp.	39,001	2,388,421
Deere & Co.	59,663	2,609,660
Dover Corp.	71,381	2,427,668
Eaton Corp.	52,452	2,723,308
Flowserve Corp.	31,774	2,566,386
Illinois Tool Works, Inc.	67,317	2,729,704
Manitowoc Co., Inc.	413,235	2,553,792
PACCAR, Inc.	76,384	2,646,706
Pall Corp.	91,676	2,757,614
Parker-Hannifin Corp.	56,276	2,491,901

Total Machinery		32,226,689

Media 3.4%
CBS Corp. — Class B	325,859	2,668,785
Comcast Corp. — Class A	172,293	2,560,274
DIRECTV Group, Inc.(The)*	100,944	2,614,450
Gannett Co., Inc.	650,730	4,555,110
Interpublic Group of Cos., Inc.*	430,497	2,242,889
McGraw-Hill Cos., Inc.	79,993	2,507,780
Meredith Corp.	90,151	2,386,297
New York Times Co. — Class A	412,693	3,247,894
News Corp. — Class A	250,357	2,586,188
Omnicom Group, Inc.	73,940	2,513,960
Scripps Networks Interactive — Class A	85,302	2,753,548
Time Warner Cable, Inc.	77,695	2,568,597
Time Warner, Inc.	94,857	2,528,888
Viacom, Inc. — Class B*	102,333	2,370,032
Walt Disney Co.(The)	101,555	2,551,062
Washington Post Co. — Class B	7,022	3,170,433

Total Media		43,826,187

Metals & Mining 1.4%
AK Steel Holding Corp.	123,475	2,428,753
Alcoa, Inc.	215,171	2,530,411
Allegheny Technologies, Inc.	62,445	1,691,011
Freeport-McMoRan Copper & Gold, Inc.	47,010	2,834,703
Newmont Mining Corp.	57,137	2,362,615
Nucor Corp.	51,269	2,279,932
Titanium Metals Corp.	236,726	1,981,397

		Market
	Shares	Value

United States Steel Corp.	63,235	$2,513,591

Total Metals & Mining		18,622,413

Multi-Utilities 3.0%
Ameren Corp.	99,271	2,524,462
CenterPoint Energy, Inc.	223,125	2,688,656
CMS Energy Corp.	198,558	2,569,340
Consolidated Edison, Inc.	65,062	2,560,840
Dominion Resources, Inc.	72,959	2,466,014
DTE Energy Co.	76,206	2,626,059
Integrys Energy Group, Inc.	83,559	2,822,623
NiSource, Inc.	211,438	2,725,436
PG&E Corp.	63,245	2,553,201
Public Service Enterprise Group, Inc.	74,797	2,427,163
SCANA Corp.	76,308	2,697,488
Sempra Energy	49,196	2,579,346
TECO Energy, Inc.	201,446	2,717,507
Wisconsin Energy Corp.	59,634	2,562,473
Xcel Energy, Inc.	132,393	2,639,916

Total Multi-Utilities		39,160,524

Multiline Retail 1.7%
Big Lots, Inc.*	117,140	2,698,906
Family Dollar Stores, Inc.	82,144	2,580,965
J.C. Penney Co., Inc.	90,183	2,719,017
Kohl’s Corp.*	54,657	2,653,597
Macy’s, Inc.	212,393	2,954,387
Nordstrom, Inc.	124,685	3,296,671
Sears Holdings Corp.*	37,019	2,455,840
Target Corp.	60,406	2,634,910

Total Multiline Retail		21,994,293

Office Electronics 0.2%
Xerox Corp.	353,571	2,895,746

Total Office Electronics		2,895,746

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	52,875	2,548,575
Apache Corp.	31,589	2,651,897
Cabot Oil & Gas Corp.	75,010	2,635,101
Chesapeake Energy Corp.	113,554	2,434,598
Chevron Corp.	35,298	2,452,152
ConocoPhillips	55,385	2,420,878
CONSOL Energy, Inc.	64,365	2,286,888
Denbury Resources, Inc.*	162,340	2,694,844
Devon Energy Corp.	40,181	2,334,114
El Paso Corp.	261,628	2,631,978
EOG Resources, Inc.	34,372	2,544,559
Exxon Mobil Corp.	33,808	2,379,745
Hess Corp.	45,337	2,502,602
Marathon Oil Corp.	78,024	2,516,274
Massey Energy Co.	119,289	3,173,087
Murphy Oil Corp.	43,562	2,535,308
Noble Energy, Inc.	39,864	2,436,488
Occidental Petroleum Corp.	37,104	2,646,999
Peabody Energy Corp.	75,717	2,506,990
Pioneer Natural Resources Co.	92,280	2,634,594
Range Resources Corp.	53,848	2,499,086
Southwestern Energy Co.*	58,304	2,415,535
Spectra Energy Corp.	142,949	2,624,544
Sunoco, Inc.	96,810	2,390,239
Tesoro Corp.	172,045	2,252,069
Valero Energy Corp.	137,901	2,482,218
Williams Cos., Inc.(The)	155,127	2,589,070
XTO Energy, Inc.	60,830	2,447,191

Total Oil, Gas & Consumable Fuels		70,667,623

Paper & Forest Products 0.7%
International Paper Co.	171,217	3,220,592

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

MeadWestvaco Corp.	152,073	$2,963,903
Weyerhaeuser Co.	82,801	2,901,347

Total Paper & Forest Products		9,085,842

Personal Products 0.4%
Avon Products, Inc.	93,004	3,011,470
Estee Lauder Cos., Inc — Class A	75,869	2,764,666

Total Personal Products		5,776,136

Pharmaceuticals 2.5%
Abbott Laboratories	50,462	2,270,285
Allergan, Inc.	51,451	2,749,027
Bristol-Myers Squibb Co.	116,406	2,530,667
Eli Lilly & Co.	70,694	2,466,514
Forest Laboratories, Inc.*	97,722	2,524,159
Johnson & Johnson, Inc.	42,600	2,593,914
King Pharmaceuticals, Inc.*	243,017	2,204,164
Merck & Co., Inc.	91,720	2,752,517
Mylan Inc.*	182,952	2,413,137
Pfizer, Inc.	158,841	2,530,337
Schering-Plough Corp.	99,841	2,646,785
Watson Pharmaceuticals, Inc.*	75,953	2,637,848
Wyeth	53,222	2,477,484

Total Pharmaceuticals		32,796,838

Real Estate Investment Trusts (REITs) 2.9%
Apartment Investment & Management Co. — Class A	264,780	2,483,637
AvalonBay Communities, Inc.	41,795	2,432,469
Boston Properties, Inc.	51,367	2,717,314
Equity Residential	107,633	2,583,192
HCP, Inc.	116,104	2,990,839
Health Care REIT, Inc.	70,099	2,808,166
Host Hotels & Resorts, Inc.	307,143	2,788,859
Kimco Realty Corp.	239,323	2,354,938
Plum Creek Timber Co., Inc.	81,669	2,554,606
ProLogis	292,322	2,569,510
Public Storage, Inc.	37,389	2,713,320
Simon Property Group, Inc.	45,682	2,545,401
Ventas, Inc.	83,478	2,946,774
Vornado Realty Trust	53,561	2,732,682

Total Real Estate Investment Trusts (REITs)		37,221,707

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	271,864	2,963,318

Total Real Estate Management & Development		2,963,318

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	32,062	2,519,753
CSX Corp.	69,451	2,786,374
Norfolk Southern Corp.	62,314	2,695,081
Ryder System, Inc.	81,694	2,869,910
Union Pacific Corp.	45,931	2,641,951

Total Road & Rail		13,513,069

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	615,478	2,252,649
Altera Corp.	147,165	2,750,514
Analog Devices, Inc.	97,854	2,678,264
Applied Materials, Inc.	218,428	3,014,306
Broadcom Corp. — Class A*	94,557	2,669,344
Intel Corp.	149,900	2,885,575
KLA-Tencor Corp.	94,200	3,003,096
Linear Technology Corp.	106,833	2,870,603
LSI Corp.*	529,187	2,741,189
MEMC Electronic Materials, Inc.*	125,910	2,218,534
Microchip Technology, Inc.	106,464	2,867,075
Micron Technology, Inc.*	449,750	2,873,902
National Semiconductor Corp.	181,623	2,735,242

		Market
	Shares	Value

Novellus Systems, Inc.*	143,489	$2,808,080
NVIDIA Corp.*	214,075	2,767,990
Teradyne, Inc.*	362,487	2,856,398
Texas Instruments, Inc.	110,473	2,656,876
Xilinx, Inc.	119,252	2,586,576

Total Semiconductors & Semiconductor Equipment		49,236,213

Software 2.8%
Adobe Systems, Inc.*	81,730	2,649,687
Autodesk, Inc.*	116,066	2,531,399
BMC Software, Inc.*	68,744	2,339,358
CA, Inc.	139,111	2,940,807
Citrix Systems, Inc.*	73,339	2,610,868
Compuware Corp.*	339,617	2,489,393
Electronic Arts, Inc.*	115,437	2,478,432
Intuit, Inc.*	84,929	2,522,391
McAfee, Inc.*	59,319	2,644,441
Microsoft Corp.	99,085	2,330,479
Novell, Inc.*	520,036	2,381,765
Oracle Corp.	115,439	2,554,665
Red Hat, Inc.*	28,705	655,335
Salesforce.com, Inc.*	59,861	2,594,376
Symantec Corp.*	151,460	2,261,298

Total Software		35,984,694

Specialty Retail 3.4%
Abercrombie & Fitch Co. — Class A	91,791	2,624,305
AutoNation, Inc.*	140,837	2,912,509
AutoZone, Inc.*	15,302	2,349,928
Bed Bath & Beyond, Inc.*	84,258	2,927,965
Best Buy Co., Inc.	69,285	2,589,180
GameStop Corp. — Class A*	104,033	2,277,282
Gap, Inc.(The)	151,664	2,475,156
Home Depot, Inc.	101,708	2,638,306
Limited Brands, Inc.	202,617	2,621,864
Lowe’s Cos., Inc.	127,167	2,856,171
O’Reilly Automotive, Inc.*	63,515	2,582,520
Office Depot, Inc.*	556,043	2,529,996
RadioShack Corp.	173,432	2,689,930
Sherwin-Williams Co.(The)	44,682	2,580,386
Staples, Inc.	117,227	2,464,112
Tiffany & Co.	91,537	2,730,549
TJX Cos., Inc.	77,470	2,806,738

Total Specialty Retail		44,656,897

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	91,389	2,704,200
NIKE, Inc. — Class B	42,150	2,387,376
Polo Ralph Lauren Corp.	45,799	2,887,627
V.F. Corp.	40,782	2,638,188

Total Textiles, Apparel & Luxury Goods		10,617,391

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	185,856	2,613,136
People’s United Financial, Inc.	159,885	2,598,131

Total Thrifts & Mortgage Finance		5,211,267

Tobacco 0.8%
Altria Group, Inc.	145,675	2,553,683
Lorillard, Inc.	34,684	2,556,904
Philip Morris International, Inc.	56,401	2,628,287
Reynolds American, Inc.	63,742	2,773,414

Total Tobacco		10,512,288

Trading Companies & Distributors 0.4%
Fastenal Co.	71,607	2,547,061
W.W. Grainger, Inc.	29,527	2,654,773

Total Trading Companies & Distributors		5,201,834

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

Wireless Telecommunication Services 0.5%
American Tower Corp. — Class A*	80,455	$2,742,711
MetroPCS Communications, Inc.*	144,072	1,707,253
Sprint Nextel Corp.*	473,663	1,894,652

Total Wireless Telecommunication Services		6,344,616

Total Common Stocks (Cost $1,464,522,479)		1,303,006,182

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	2,776,507	2,776,507

Total Short Term Investments (Cost $2,776,507)		2,776,507

Total Investments 100.0%(b) (Cost $1,467,298,986)		1,305,782,689

Other Assets in Excess of Liabilities — 0.0%(a)		604,251

Net Assets — 100.0%		$1,306,386,940

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 1.0%
United Technologies Corp.	56,410	$3,072,653

Total Aerospace & Defense		3,072,653

Air Freight & Logistics 0.8%
United Parcel Service, Inc. — Class B	46,640	2,505,967

Total Air Freight & Logistics		2,505,967

Beverages 4.5%
Coca-Cola Co.(The)	156,120	7,781,021
PepsiCo, Inc.	104,990	5,958,182

Total Beverages		13,739,203

Biotechnology 2.4%
Amgen, Inc.*	68,270	4,253,904
Gilead Sciences, Inc.*	61,130	2,991,091

Total Biotechnology		7,244,995

Capital Markets 2.7%
Goldman Sachs Group, Inc.(The)	33,950	5,544,035
Morgan Stanley	91,660	2,612,310

Total Capital Markets		8,156,345

Chemicals 1.0%
Monsanto Co.	36,800	3,091,200

Total Chemicals		3,091,200

Commercial Banks 3.4%
U.S. Bancorp	127,970	2,611,868
Wells Fargo & Co.	320,740	7,845,300

Total Commercial Banks		10,457,168

Communications Equipment 4.5%
Cisco Systems, Inc.*	388,970	8,561,230
QUALCOMM, Inc.	111,610	5,157,498

Total Communications Equipment		13,718,728

Computers & Peripherals 8.9%
Apple, Inc.*	60,160	9,829,543
Hewlett-Packard Co.	161,270	6,982,991
International Business Machines Corp.	89,110	10,508,742

Total Computers & Peripherals		27,321,276

Diversified Financial Services 6.0%
Bank of America Corp.	583,430	8,628,930
JPMorgan Chase & Co.	253,510	9,798,161

Total Diversified Financial Services		18,427,091

Diversified Telecommunication Services 5.4%
AT&T, Inc.	397,880	10,436,392
Verizon Communications, Inc.	191,560	6,143,329

Total Diversified Telecommunication Services		16,579,721

Energy Equipment & Services 1.4%
Schlumberger, Ltd.	80,680	4,316,380

Total Energy Equipment & Services		4,316,380

Food & Staples Retailing 3.5%
CVS Caremark Corp.	98,180	3,287,067
Wal-Mart Stores, Inc.	149,090	7,436,609

Total Food & Staples Retailing		10,723,676

Food Products 0.9%
Kraft Foods, Inc. — Class A	99,320	2,814,729

Total Food Products		2,814,729

Health Care Equipment & Supplies 0.9%
Medtronic, Inc.	75,480	2,673,502

Total Health Care Equipment & Supplies		2,673,502

		Market
	Shares	Value

Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	74,400	$4,096,464

Total Hotels, Restaurants & Leisure		4,096,464

Household Products 3.6%
Procter & Gamble Co.	196,560	10,911,045

Total Household Products		10,911,045

Industrial Conglomerates 4.2%
3M Co.	46,830	3,302,451
General Electric Co.	714,140	9,569,476

Total Industrial Conglomerates		12,871,927

Internet Software & Services 2.3%
Google, Inc. — Class A*	16,150	7,155,257

Total Internet Software & Services		7,155,257

IT Services 0.7%
Visa, Inc. — Class A	30,300	1,983,438

Total IT Services		1,983,438

Media 2.0%
Comcast Corp. — Class A	193,860	2,880,760
Walt Disney Co.(The)	125,210	3,145,275

Total Media		6,026,035

Oil, Gas & Consumable Fuels 13.3%
Chevron Corp.	135,190	9,391,649
ConocoPhillips	99,910	4,367,066
Exxon Mobil Corp.	329,080	23,163,941
Occidental Petroleum Corp.	54,660	3,899,445

Total Oil, Gas & Consumable Fuels		40,822,101

Pharmaceuticals 13.0%
Abbott Laboratories	104,220	4,688,858
Bristol-Myers Squibb Co.	133,590	2,904,247
Eli Lilly & Co.	68,340	2,384,383
Johnson & Johnson, Inc.	185,830	11,315,189
Merck & Co., Inc.	142,180	4,266,822
Pfizer, Inc.	455,070	7,249,265
Schering-Plough Corp.	110,060	2,917,690
Wyeth	89,930	4,186,241

Total Pharmaceuticals		39,912,695

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	376,640	7,250,320

Total Semiconductors & Semiconductor Equipment		7,250,320

Software 5.9%
Microsoft Corp.	519,750	12,224,520
Oracle Corp.	257,770	5,704,450

Total Software		17,928,970

Specialty Retail 1.0%
Home Depot, Inc.	114,390	2,967,277

Total Specialty Retail		2,967,277

Tobacco 2.8%
Altria Group, Inc.	139,440	2,444,383
Philip Morris International, Inc.	132,280	6,164,248

Total Tobacco		8,608,631

Total Common Stocks
(Cost $395,830,835)		305,376,794

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	585,079	585,079

Total Short Term Investments
(Cost $585,079)		585,079

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

Market
Value

Total Investments 100.0%(b)
(Cost $396,415,914)	$305,961,873

Other Assets in Excess of Liabilities — 0.0%(a)	69,923

Net Assets — 100.0%	$306,031,796

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

Aerospace & Defense 0.3%
Northrop Grumman Corp.	1,300	$57,954

Total Aerospace & Defense		57,954

Auto Components 2.9%
Goodyear Tire & Rubber Co.(The)*	26,249	446,758
Johnson Controls, Inc.	4,090	105,849

Total Auto Components		552,607

Automobiles 2.5%
Ford Motor Co.*	59,118	472,944

Total Automobiles		472,944

Beverages 0.7%
Coca-Cola Enterprises, Inc.	7,300	137,167

Total Beverages		137,167

Building Products 0.9%
Masco Corp.	11,720	163,260

Total Building Products		163,260

Capital Markets 3.1%
Ameriprise Financial, Inc.	3,110	86,458
Legg Mason, Inc.	5,560	156,458
Morgan Stanley	12,210	347,985

Total Capital Markets		590,901

Chemicals 2.6%
Air Products & Chemicals, Inc.	1,310	97,726
Dow Chemical Co.(The)	7,060	149,460
Du Pont (E.I.) de Nemours & Co.	3,150	97,429
Eastman Chemical Co.	2,760	137,062

Total Chemicals		481,677

Commercial Banks 4.3%
BB&T Corp.	2,500	57,200
Comerica, Inc.	7,590	180,946
Fifth Third Bancorp	17,599	167,190
Huntington Bancshares, Inc.	16,179	66,172
KeyCorp	8,900	51,442
Marshall & Ilsley Corp.	9,780	59,071
Regions Financial Corp.	12,840	56,753
SunTrust Banks, Inc.	4,630	90,285
U.S. Bancorp	2,190	44,698
Zions Bancorp	2,010	27,296

Total Commercial Banks		801,053

Commercial Services & Supplies 1.1%
Avery Dennison Corp.	1,910	51,054
R.R. Donnelley & Sons Co.	11,520	160,128

Total Commercial Services & Supplies		211,182

Computers & Peripherals 0.8%
Sun Microsystems, Inc.*	15,439	141,576

Total Computers & Peripherals		141,576

Consumer Finance 0.4%
Capital One Financial Corp.	2,630	80,741

Total Consumer Finance		80,741

Diversified Financial Services 1.7%
Bank of America Corp.	10,850	160,471
Citigroup, Inc.	26,689	84,604
JPMorgan Chase & Co.	1,910	73,822

Total Diversified Financial Services		318,897

Diversified Telecommunication Services 3.1%
AT&T, Inc.	2,070	54,296
CenturyTel, Inc.	4,840	151,927
Frontier Communications Corp.	10,700	74,900

		Market
	Shares	Value

Qwest Communications International, Inc.	40,659	$156,944
Verizon Communications, Inc.	1,810	58,047
Windstream Corp.	10,500	92,085

Total Diversified Telecommunication Services		588,199

Electric Utilities 2.2%
American Electric Power Co., Inc.	1,890	58,514
Duke Energy Corp.	5,080	78,639
Pepco Holdings, Inc.	6,090	87,574
Pinnacle West Capital Corp.	3,680	117,613
Progress Energy, Inc.	1,910	75,330

Total Electric Utilities		417,670

Electronic Equipment & Instruments 1.7%
Jabil Circuit, Inc.	28,149	257,845
Molex, Inc.	3,800	67,488

Total Electronic Equipment & Instruments		325,333

Food & Staples Retailing 2.1%
SUPERVALU, Inc.	26,729	396,391

Total Food & Staples Retailing		396,391

Food Products 1.5%
ConAgra Foods, Inc.	3,270	64,190
Tyson Foods, Inc. — Class A	18,279	208,929

Total Food Products		273,119

Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	9,740	192,073
McKesson Corp.	1,530	78,260
Tenet Healthcare Corp.*	102,277	403,994

Total Health Care Providers & Services		674,327

Hotels, Restaurants & Leisure 4.7%
Carnival Corp.	4,650	130,153
Darden Restaurants, Inc.	1,830	59,274
International Game Technology	9,280	183,280
Starwood Hotels & Resorts Worldwide, Inc.	4,060	95,857
Wyndham Worldwide Corp.	30,339	423,229

Total Hotels, Restaurants & Leisure		891,793

Household Durables 2.4%
Fortune Brands, Inc.	1,300	51,441
Leggett & Platt, Inc.	6,190	107,397
Newell Rubbermaid, Inc.	8,490	109,266
Whirlpool Corp.	3,150	179,833

Total Household Durables		447,937

Independent Power Producers & Energy Traders 1.1%
Constellation Energy Group, Inc.	6,970	200,039

Total Independent Power Producers & Energy Traders		200,039

Industrial Conglomerates 1.0%
General Electric Co.	5,800	77,720
Textron, Inc.	7,930	106,579

Total Industrial Conglomerates		184,299

Insurance 17.9%
Allstate Corp.	4,350	117,058
American International Group, Inc.	10,698	140,572
Assurant, Inc.	2,080	53,082
Cincinnati Financial Corp.	2,320	56,028
Genworth Financial, Inc. — Class A	108,707	750,078
Hartford Financial Services Group, Inc.	23,019	379,583
Lincoln National Corp.	12,060	255,551
Principal Financial Group, Inc.	3,810	90,297
Prudential Financial, Inc.	3,410	150,961
XL Capital, Ltd. — Class A	98,257	1,383,459

Total Insurance		3,376,669

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

Leisure Equipment & Products 0.7%
Eastman Kodak Co.	25,209	$74,871
Mattel, Inc.	3,360	59,069

Total Leisure Equipment & Products		133,940

Media 4.0%
CBS Corp. — Class B	34,439	282,056
Gannett Co., Inc.	37,689	263,823
Meredith Corp.	5,130	135,791
Time Warner, Inc.	2,870	76,514

Total Media		758,184

Metals & Mining 3.1%
AK Steel Holding Corp.	13,180	259,251
Alcoa, Inc.	16,859	198,262
United States Steel Corp.	3,040	120,840

Total Metals & Mining		578,353

Multi-Utilities 4.1%
Ameren Corp.	3,130	79,596
CenterPoint Energy, Inc.	6,080	73,264
Consolidated Edison, Inc.	1,760	69,274
DTE Energy Co.	2,480	85,461
Integrys Energy Group, Inc.	2,330	78,707
NiSource, Inc.	13,390	172,597
SCANA Corp.	1,560	55,146
TECO Energy, Inc.	7,070	95,374
Xcel Energy, Inc.	2,920	58,225

Total Multi-Utilities		767,644

Multiline Retail 2.9%
J.C. Penney Co., Inc.	5,400	162,810
Macy’s, Inc.	28,039	390,023

Total Multiline Retail		552,833

Oil, Gas & Consumable Fuels 3.4%
Spectra Energy Corp.	8,080	148,349
Tesoro Corp.	27,229	356,427
Valero Energy Corp.	7,730	139,140

Total Oil, Gas & Consumable Fuels		643,916

Paper & Forest Products 3.6%
International Paper Co.	15,220	286,288
MeadWestvaco Corp.	15,569	303,440
Weyerhaeuser Co.	2,760	96,710

Total Paper & Forest Products		686,438

Pharmaceuticals 0.4%
Pfizer, Inc.	4,590	73,119

Total Pharmaceuticals		73,119

Real Estate Investment Trusts (REITs) 6.9%
Apartment Investment & Management Co. — Class A	9,220	86,484
AvalonBay Communities, Inc.	820	47,724
Boston Properties, Inc.	1,570	83,053
Equity Residential	2,230	53,520
HCP, Inc.	3,850	99,176
Health Care REIT, Inc.	2,210	88,532
Host Hotels & Resorts, Inc.	28,299	256,955
Kimco Realty Corp.	5,510	54,218
ProLogis	42,529	373,830
Simon Property Group, Inc.	1,430	79,680
Vornado Realty Trust	1,570	80,101

Total Real Estate Investment Trusts (REITs)		1,303,273

Road & Rail 0.3%
Ryder System, Inc.	1,570	55,154

Total Road & Rail		55,154

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment 1.1%
Analog Devices, Inc.	3,950	$108,112
Microchip Technology, Inc.	3,500	94,255

Total Semiconductors & Semiconductor Equipment		202,367

Specialty Retail 4.7%
AutoNation, Inc.*	9,840	203,491
Limited Brands, Inc.	12,440	160,974
Office Depot, Inc.*	113,686	517,271

Total Specialty Retail		881,736

Tobacco 1.7%
Altria Group, Inc.	6,880	120,606
Philip Morris International, Inc.	2,460	114,636
Reynolds American, Inc.	2,060	89,631

Total Tobacco		324,873

Total Common Stocks (Cost $19,711,636)		18,747,565

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	95,605	95,605

Total Short Term Investments
(Cost $95,605)		95,605

Total Investments 100.0%(b)
(Cost $19,807,241)		18,843,170

Other Assets in Excess of Liabilities — 0.0%(a)		7,056

Net Assets — 100.0%		$18,850,226

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.2%
Lockheed Martin Corp.	2,120	$158,491
Rockwell Collins, Inc.	6,020	254,044

Total Aerospace & Defense		412,535

Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc.	3,900	212,667
Expeditors International of Washington, Inc.	5,560	188,651

Total Air Freight & Logistics		401,318

Beverages 0.6%
PepsiCo, Inc.	3,280	186,140

Total Beverages		186,140

Biotechnology 2.2%
Amgen, Inc.*	3,130	195,030
Biogen Idec, Inc.*	3,320	157,866
Celgene Corp.*	7,170	408,403

Total Biotechnology		761,299

Capital Markets 2.1%
Franklin Resources, Inc.	2,310	204,851
Goldman Sachs Group, Inc.(The)	3,060	499,698

Total Capital Markets		704,549

Chemicals 0.4%
Ecolab, Inc.	3,660	151,927

Total Chemicals		151,927

Commercial Services & Supplies 1.6%
Dun & Bradstreet Corp.	2,410	173,496
Equifax, Inc.	7,110	185,215
Robert Half International, Inc.	8,130	201,543

Total Commercial Services & Supplies		560,254

Communications Equipment 3.0%
Cisco Systems, Inc.*	10,990	241,890
Harris Corp.	4,410	138,077
Motorola, Inc.	59,471	425,812
QUALCOMM, Inc.	4,860	224,581

Total Communications Equipment		1,030,360

Computers & Peripherals 5.5%
Apple, Inc.*	2,690	439,519
Dell, Inc.*	20,800	278,304
Lexmark International, Inc. — Class A*	5,030	72,834
NetApp, Inc.*	13,740	308,601
SanDisk Corp.*	25,421	453,002
Western Digital Corp.*	10,990	332,448

Total Computers & Peripherals		1,884,708

Consumer Finance 0.9%
SLM Corp.*	32,861	292,134

Total Consumer Finance		292,134

Containers & Packaging 0.7%
Ball Corp.	4,960	239,866

Total Containers & Packaging		239,866

Diversified Consumer Services 0.7%
Apollo Group, Inc. — Class A*	3,420	236,117

Total Diversified Consumer Services		236,117

Diversified Financial Services 3.0%
CME Group, Inc.	970	270,465
IntercontinentalExchange, Inc.*	4,450	418,567
NYSE Euronext	12,450	335,528

Total Diversified Financial Services		1,024,560

		Market
	Shares	Value

Electrical Equipment 0.8%
Rockwell Automation, Inc.	6,240	$258,398

Total Electrical Equipment		258,398

Electronic Equipment & Instruments 2.9%
Agilent Technologies, Inc.*	21,630	502,249
Amphenol Corp. — Class A	10,140	338,169
FLIR Systems, Inc.*	6,760	145,272

Total Electronic Equipment & Instruments		985,690

Energy Equipment & Services 5.8%
Baker Hughes, Inc.	5,920	239,760
BJ Services Co.	19,720	279,630
Cameron International Corp.*	6,880	214,862
ENSCO International, Inc.	5,330	201,954
FMC Technologies, Inc.*	4,440	193,140
Nabors Industries, Ltd.*	17,240	293,425
Schlumberger, Ltd.	7,250	387,875
Smith International, Inc.	6,980	175,407

Total Energy Equipment & Services		1,986,053

Food & Staples Retailing 0.5%
Sysco Corp.	7,410	176,062

Total Food & Staples Retailing		176,062

Food Products 1.6%
Campbell Soup Co.	5,510	170,975
Hershey Co.(The)	4,740	189,363
Kellogg Co.	3,720	176,700

Total Food Products		537,038

Gas Utilities 0.4%
Questar Corp.	4,430	146,500

Total Gas Utilities		146,500

Health Care Equipment & Supplies 4.5%
Intuitive Surgical, Inc.*	3,110	706,965
Medtronic, Inc.	4,600	162,932
St Jude Medical, Inc.*	4,470	168,564
Stryker Corp.	3,350	130,248
Varian Medical Systems, Inc.*	5,970	210,562
Zimmer Holdings, Inc.*	3,180	148,188

Total Health Care Equipment & Supplies		1,527,459

Health Care Providers & Services 3.2%
DaVita, Inc.*	6,080	302,176
Express Scripts, Inc.*	3,720	260,549
Laboratory Corp. of America Holdings*	2,020	135,724
Patterson Cos., Inc.*	6,130	155,457
UnitedHealth Group, Inc.	8,890	249,453

Total Health Care Providers & Services		1,103,359

Health Care Technology 0.6%
IMS Health, Inc.	15,930	191,160

Total Health Care Technology		191,160

Hotels, Restaurants & Leisure 2.4%
Starbucks Corp.*	20,900	369,930
Wynn Resorts Ltd.*	5,040	257,897
Yum! Brands, Inc.	5,670	201,058

Total Hotels, Restaurants & Leisure		828,885

Household Durables 0.5%
Black & Decker Corp.	4,790	180,104

Total Household Durables		180,104

Household Products 0.5%
Colgate-Palmolive Co.	2,520	182,549

Total Household Products		182,549

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

Industrial Conglomerates 0.7%
3M Co.	3,280	$231,306

Total Industrial Conglomerates		231,306

Insurance 0.6%
Progressive Corp.*	13,410	208,928

Total Insurance		208,928

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	4,470	383,347

Total Internet & Catalog Retail		383,347

Internet Software & Services 4.2%
Akamai Technologies, Inc.*	19,530	321,073
eBay, Inc.*	12,800	272,000
Google, Inc. — Class A*	980	434,189
VeriSign, Inc.*	9,310	190,296
Yahoo!, Inc.*	15,880	227,402

Total Internet Software & Services		1,444,960

IT Services 5.0%
Cognizant Technology Solutions Corp. — Class A*	16,360	484,092
Fiserv, Inc.*	3,830	181,580
Mastercard, Inc. — Class A	2,030	393,881
Paychex, Inc.	7,820	207,230
Total System Services, Inc.	11,920	174,986
Western Union Co.	14,560	254,509

Total IT Services		1,696,278

Life Sciences Tools & Services 0.9%
Waters Corp.*	5,890	295,972

Total Life Sciences Tools & Services		295,972

Machinery 2.2%
Caterpillar, Inc.	6,170	271,850
Danaher Corp.	2,520	154,325
PACCAR, Inc.	8,860	306,999

Total Machinery		733,174

Media 1.2%
McGraw-Hill Cos., Inc.	7,390	231,677
Viacom, Inc. — Class B*	7,690	178,100

Total Media		409,777

Metals & Mining 4.4%
Freeport-McMoRan Copper & Gold, Inc.	13,350	805,005
Nucor Corp.	7,370	327,744
Titanium Metals Corp.	44,751	374,566

Total Metals & Mining		1,507,315

Multiline Retail 1.8%
Sears Holdings Corp.*	9,170	608,338

Total Multiline Retail		608,338

Oil, Gas & Consumable Fuels 9.8%
Anadarko Petroleum Corp.	4,170	200,994
Apache Corp.	2,720	228,344
Cabot Oil & Gas Corp.	6,610	232,209
Chesapeake Energy Corp.	14,050	301,232
Chevron Corp.	2,860	198,684
CONSOL Energy, Inc.	5,120	181,914
Denbury Resources, Inc.*	10,130	168,158
Devon Energy Corp.	1,990	115,599
EOG Resources, Inc.	3,520	260,586
Exxon Mobil Corp.	3,190	224,544
Hess Corp.	3,330	183,816
Murphy Oil Corp.	5,440	316,608
Range Resources Corp.	3,710	172,181
Sunoco, Inc.	8,500	209,865

		Market
	Shares	Value

XTO Energy, Inc.	8,330	$335,116

Total Oil, Gas & Consumable Fuels		3,329,850

Personal Products 1.3%
Avon Products, Inc.	7,590	245,764
Estee Lauder Cos., Inc — Class A	4,940	180,014

Total Personal Products		425,778

Pharmaceuticals 1.0%
Forest Laboratories, Inc.*	6,340	163,762
Johnson & Johnson, Inc.	2,620	159,532

Total Pharmaceuticals		323,294

Real Estate Management & Development 1.8%
CB Richard Ellis Group, Inc. — Class A*	56,451	615,316

Total Real Estate Management & Development		615,316

Semiconductors & Semiconductor Equipment 2.9%
Altera Corp.	9,950	185,965
MEMC Electronic Materials, Inc.*	9,380	165,276
National Semiconductor Corp.	20,770	312,796
Texas Instruments, Inc.	13,000	312,650

Total Semiconductors & Semiconductor Equipment		976,687

Software 7.6%
Adobe Systems, Inc.*	6,530	211,703
Autodesk, Inc.*	12,520	273,061
BMC Software, Inc.*	10,330	351,530
Compuware Corp.*	18,460	135,312
Intuit, Inc.*	7,640	226,908
Microsoft Corp.	11,230	264,130
Oracle Corp.	10,510	232,586
Red Hat, Inc.*	21,310	486,507
Salesforce.com, Inc.*	9,140	396,127

Total Software		2,577,864

Specialty Retail 4.4%
Abercrombie & Fitch Co. — Class A	11,790	337,076
AutoZone, Inc.*	1,490	228,819
Bed Bath & Beyond, Inc.*	6,560	227,960
GameStop Corp. — Class A*	5,820	127,400
Sherwin-Williams Co.(The)	3,280	189,420
TJX Cos., Inc.	10,280	372,444

Total Specialty Retail		1,483,119

Textiles, Apparel & Luxury Goods 1.7%
Coach, Inc.	14,990	443,554
NIKE, Inc. — Class B	2,520	142,733

Total Textiles, Apparel & Luxury Goods		586,287

Trading Companies & Distributors 0.5%
Fastenal Co.	4,750	168,957

Total Trading Companies & Distributors		168,957

Total Common Stocks (Cost $36,069,725)		33,995,571

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	45,390	45,390

Total Short Term Investments (Cost $45,390)		45,390

Total Investments 100.0%(b) (Cost $36,115,115)		34,040,961

Liabilities in Excess of Other Assets — 0.0%(a)		(4,596)

Net Assets — 100.0%		$34,036,365

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Capital Markets 0.8%
Apollo Investment Corp.	13,946	$99,296

Total Capital Markets		99,296

Chemicals 8.3%
Ashland, Inc.	23,050	763,877
Cabot Corp.	4,907	89,798
Cytec Industries, Inc.	2,938	73,744
RPM International, Inc.	7,052	112,550

Total Chemicals		1,039,969

Commercial Banks 1.8%
Associated Banc-Corp.	2,893	31,360
PacWest Bancorp	2,222	35,730
Webster Financial Corp.	11,421	129,172
Wilmington Trust Corp.	2,223	25,542

Total Commercial Banks		221,804

Commercial Services & Supplies 4.5%
Deluxe Corp.	6,799	106,404
HNI Corp.	7,955	177,237
Kelly Services, Inc. — Class A	15,656	184,115
Manpower, Inc.	2,090	100,216

Total Commercial Services & Supplies		567,972

Computers & Peripherals 0.5%
Imation Corp.	6,854	62,234

Total Computers & Peripherals		62,234

Containers & Packaging 8.9%
Packaging Corp. of America	6,865	135,035
Temple-Inland, Inc.	62,667	981,365

Total Containers & Packaging		1,116,400

Diversified Consumer Services 2.3%
Brink’s Home Security Holdings, Inc.*	6,458	192,577
Regis Corp.	6,601	90,170

Total Diversified Consumer Services		282,747

Electric Utilities 1.9%
Great Plains Energy, Inc.	5,875	93,589
NV Energy, Inc.	6,095	70,092
Westar Energy, Inc.	3,510	69,042

Total Electric Utilities		232,723

Electronic Equipment & Instruments 6.8%
Arrow Electronics, Inc.*	4,335	111,713
Avnet, Inc.*	3,498	85,351
Ingram Micro, Inc. — Class A*	10,991	184,869
Tech Data Corp.*	8,306	290,128
Vishay Intertechnology, Inc.*	24,337	173,036

Total Electronic Equipment & Instruments		845,097

Food Products 1.5%
Smithfield Foods, Inc.*	13,796	186,936

Total Food Products		186,936

Gas Utilities 1.3%
AGL Resources, Inc.	1,893	63,642
Oneok, Inc.	3,158	104,530

Total Gas Utilities		168,172

Health Care Providers & Services 3.3%
Health Net, Inc.*	10,804	146,178
Kindred Healthcare, Inc.*	8,240	115,690
WellCare Health Plans, Inc.*	6,942	154,529

Total Health Care Providers & Services		416,397

Hotels, Restaurants & Leisure 4.1%
Bob Evans Farms, Inc.	2,630	76,323

		Market
	Shares	Value

Boyd Gaming Corp.*	22,027	$202,428
Brinker International, Inc.	13,731	228,484

Total Hotels, Restaurants & Leisure		507,235

Household Durables 2.3%
American Greetings Corp. — Class A	8,053	126,996
Blyth, Inc.	3,895	165,265

Total Household Durables		292,261

Independent Power Producers & Energy Traders 0.5%
Black Hills Corp.	2,387	62,086

Total Independent Power Producers & Energy Traders		62,086

Insurance 6.1%
Fidelity National Financial, Inc. — Class A	6,932	99,474
First American Corp.	1,958	57,859
Horace Mann Educators Corp.	11,673	132,489
Old Republic International Corp.	10,936	113,078
Protective Life Corp.	16,613	248,364
Unitrin, Inc.	8,614	113,619

Total Insurance		764,883

Machinery 9.3%
Crane Co.	4,115	87,320
Federal Signal Corp.	6,514	57,714
Oshkosh Corp.	32,797	900,278
Timken Co.	5,996	122,198

Total Machinery		1,167,510

Marine 0.5%
Alexander & Baldwin, Inc.	2,344	68,492

Total Marine		68,492

Media 1.2%
Harte-Hanks, Inc.	13,962	151,069

Total Media		151,069

Metals & Mining 0.6%
Worthington Industries, Inc.	5,601	74,045

Total Metals & Mining		74,045

Multi-Utilities 1.5%
OGE Energy Corp.	2,256	67,906
PNM Resources, Inc.	9,957	121,475

Total Multi-Utilities		189,381

Oil, Gas & Consumable Fuels 0.7%
Southern Union Co.	4,511	87,423

Total Oil, Gas & Consumable Fuels		87,423

Paper & Forest Products 2.8%
Louisiana-Pacific Corp.*	82,031	346,171

Total Paper & Forest Products		346,171

Real Estate Investment Trusts (REITs) 13.8%
Alexandria Real Estate Equities, Inc.	1,816	69,208
BRE Properties, Inc.	2,696	63,976
Camden Property Trust	3,070	90,596
Cousins Properties, Inc.	6,194	53,392
Duke Realty Corp.	11,574	109,837
Equity One, Inc.	5,083	76,499
Highwoods Properties, Inc.	3,410	87,330
Hospitality Properties Trust	9,956	157,205
Liberty Property Trust	4,654	129,242
Macerich Co.(The)	6,007	118,158
Mack-Cali Realty Corp.	5,127	143,094
Nationwide Health Properties, Inc.	3,202	92,922
Omega Healthcare Investors, Inc.	5,049	84,369
Realty Income Corp.	3,389	79,913
Regency Centers Corp.	1,970	63,198
SL Green Realty Corp.	7,261	187,188

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

UDR, Inc.	3,884	$40,588
Weingarten Realty Investors	5,391	83,183

Total Real Estate Investment Trusts (REITs)		1,729,898

Semiconductors & Semiconductor Equipment 3.7%
Intersil Corp. — Class A	9,088	130,595
RF Micro Devices, Inc.*	63,415	329,758

Total Semiconductors & Semiconductor Equipment		460,353

Specialty Retail 8.6%
AnnTaylor Stores Corp.*	21,751	262,534
Barnes & Noble, Inc.	10,056	231,590
Foot Locker, Inc.	23,148	256,480
Williams-Sonoma, Inc.	22,774	320,202

Total Specialty Retail		1,070,806

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	2,915	28,305
New York Community Bancorp, Inc.	6,777	74,140
Washington Federal, Inc.	4,093	57,016

Total Thrifts & Mortgage Finance		159,461

Tobacco 0.7%
Universal Corp.	2,475	94,223

Total Tobacco		94,223

Total Common Stocks (Cost $11,419,114)		12,465,044

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	44,368	44,368

Total Short Term Investments (Cost $44,368)		44,368

Total Investments 100.0%(b) (Cost $11,463,482)		12,509,412

Other Assets in Excess of Liabilities — 0.0%(a)		4,727

Net Assets — 100.0%		$12,514,139

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 0.6%
Alliant Techsystems, Inc.*	3,539	$278,590

Total Aerospace & Defense		278,590

Airlines 0.4%
Alaska Air Group, Inc.*	8,557	197,324

Total Airlines		197,324

Automobiles 0.9%
Thor Industries, Inc.	16,494	394,372

Total Automobiles		394,372

Beverages 1.3%
Hansen Natural Corp.*	18,733	580,910

Total Beverages		580,910

Biotechnology 2.0%
United Therapeutics Corp.*	10,037	929,627

Total Biotechnology		929,627

Capital Markets 3.4%
Affiliated Managers Group, Inc.*	9,217	608,506
Eaton Vance Corp.	18,353	525,263
SEI Investments Co.	21,822	412,436

Total Capital Markets		1,546,205

Chemicals 0.8%
FMC Corp.	7,797	379,246

Total Chemicals		379,246

Commercial Banks 0.5%
SVB Financial Group*	6,197	218,444

Total Commercial Banks		218,444

Commercial Services & Supplies 4.9%
Clean Harbors, Inc.*	5,978	311,872
Copart, Inc.*	4,658	164,474
Corporate Executive Board Co.(The)	21,122	396,671
FTI Consulting, Inc.*	3,279	178,476
Herman Miller, Inc.	28,880	479,697
Korn/Ferry International*	18,373	255,569
Navigant Consulting, Inc.*	11,346	135,017
Rollins, Inc.	12,885	236,182
Watson Wyatt Worldwide, Inc.-Class A	2,689	100,407

Total Commercial Services & Supplies		2,258,365

Communications Equipment 3.8%
CommScope, Inc.*	35,767	915,635
F5 Networks, Inc.*	11,706	434,527
Plantronics, Inc.	17,364	411,006

Total Communications Equipment		1,761,168

Diversified Consumer Services 4.4%
Career Education Corp.*	11,556	264,864
ITT Educational Services, Inc.*	4,089	398,064
Sotheby’s	71,325	1,074,868
Strayer Education, Inc.	1,409	299,243

Total Diversified Consumer Services		2,037,039

Electrical Equipment 1.5%
AMETEK, Inc.	4,949	160,150
Roper Industries, Inc.	3,209	153,454
Thomas & Betts Corp.*	14,295	380,819

Total Electrical Equipment		694,423

Electronic Equipment & Instruments 0.3%
Trimble Navigation, Ltd.*	6,008	142,450

Total Electronic Equipment & Instruments		142,450

		Market
	Shares	Value

Energy Equipment & Services 6.5%
Helix Energy Solutions Group, Inc.*	65,946	$691,773
Helmerich & Payne, Inc.	16,474	566,047
Oceaneering International, Inc.*	6,638	338,007
Patterson-UTI Energy, Inc.	42,395	585,475
Superior Energy Services, Inc.*	15,425	255,901
Unit Corp.*	16,913	535,973

Total Energy Equipment & Services		2,973,176

Health Care Equipment & Supplies 4.1%
Gen-Probe, Inc.*	4,538	168,451
Hologic, Inc.*	19,912	292,507
Idexx Laboratories, Inc.*	6,398	318,748
Immucor, Inc.*	10,666	177,696
Kinetic Concepts, Inc.*	22,041	696,936
ResMed, Inc.*	5,238	214,758

Total Health Care Equipment & Supplies		1,869,096

Health Care Providers & Services 1.4%
Lincare Holdings, Inc.*	8,716	228,185
VCA Antech, Inc.*	16,304	417,056

Total Health Care Providers & Services		645,241

Health Care Technology 0.6%
Cerner Corp.*	4,298	279,714

Total Health Care Technology		279,714

Hotels, Restaurants & Leisure 2.5%
Chipotle Mexican Grill, Inc. — Class A*	4,868	456,765
Panera Bread Co. — Class A*	5,927	325,748
WMS Industries, Inc.*	10,596	383,151

Total Hotels, Restaurants & Leisure		1,165,664

Household Durables 1.9%
NVR, Inc.*	1,009	606,560
Toll Brothers, Inc.*	12,905	252,422

Total Household Durables		858,982

Household Products 1.7%
Church & Dwight Co., Inc.	2,809	165,675
Energizer Holdings, Inc.*	9,367	600,050

Total Household Products		765,725

Insurance 1.8%
Brown & Brown, Inc.	10,996	210,903
Hanover Insurance Group, Inc.(The)	4,098	161,092
HCC Insurance Holdings, Inc.	10,356	259,936
W.R. Berkley Corp.	8,907	206,910

Total Insurance		838,841

Internet & Catalog Retail 1.6%
NetFlix, Inc.*	10,586	465,149
Priceline.com, Inc.*	2,259	292,812

Total Internet & Catalog Retail		757,961

Internet Software & Services 2.2%
Digital River, Inc.*	14,954	528,624
ValueClick, Inc.*	43,935	505,252

Total Internet Software & Services		1,033,876

IT Services 3.9%
Alliance Data Systems Corp.*	4,458	227,358
DST Systems, Inc.*	9,756	432,483
Gartner, Inc.*	7,777	132,987
Global Payments, Inc.	5,258	222,413
Metavante Technologies, Inc.*	10,586	326,049
NeuStar, Inc. — Class A*	20,163	457,297

Total IT Services		1,798,587

Life Sciences Tools & Services 1.0%
Mettler Toledo International, Inc.*	1,420	119,365
Pharmaceutical Product Development, Inc.	6,938	144,102

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

Techne Corp.	3,309	$211,181

Total Life Sciences Tools & Services		474,648

Machinery 5.9%
Bucyrus International, Inc. — Class A	14,755	434,978
Donaldson Co., Inc.	6,498	246,989
Graco, Inc.	14,745	364,791
Joy Global, Inc.	22,231	826,549
Lincoln Electric Holdings, Inc.	3,939	166,935
Terex Corp.*	18,923	287,251
Trinity Industries, Inc.	28,219	393,937

Total Machinery		2,721,430

Media 2.8%
DreamWorks Animation SKG, Inc. — Class A*	9,167	288,852
John Wiley & Sons, Inc.- Class A	5,867	187,099
Lamar Advertising Co. — Class A*	20,802	437,674
Marvel Entertainment, Inc.*	9,816	388,321

Total Media		1,301,946

Metals & Mining 3.9%
Cliffs Natural Resources, Inc.	20,462	560,454
Reliance Steel & Aluminum Co.	15,624	526,685
Steel Dynamics, Inc.	42,264	691,439

Total Metals & Mining		1,778,578

Multiline Retail 0.4%
Dollar Tree, Inc.*	3,948	182,082

Total Multiline Retail		182,082

Oil, Gas & Consumable Fuels 3.7%
Comstock Resources, Inc.*	2,949	113,537
Encore Acquisition Co.*	13,725	488,610
Frontier Oil Corp.	38,896	540,654
Quicksilver Resources, Inc.*	50,992	584,368

Total Oil, Gas & Consumable Fuels		1,727,169

Pharmaceuticals 2.7%
Endo Pharmaceuticals Holdings, Inc.*	10,317	216,760
Sepracor, Inc.*	58,629	1,017,213

Total Pharmaceuticals		1,233,973

Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	10,396	394,632

Total Real Estate Management & Development		394,632

Road & Rail 2.9%
Con-way, Inc.	13,165	599,666
J.B. Hunt Transport Services, Inc.	11,686	326,623
Landstar System, Inc.	10,916	400,399

Total Road & Rail		1,326,688

Semiconductors & Semiconductor Equipment 3.3%
Cree, Inc.*	10,116	324,319
Lam Research Corp.*	24,141	725,679
Silicon Laboratories, Inc.*	11,476	491,517

Total Semiconductors & Semiconductor Equipment		1,541,515

Software 4.0%
ACI Worldwide, Inc.*	9,547	143,873
Ansys, Inc.*	6,138	191,874
Factset Research Systems, Inc.	7,927	449,461
MICROS Systems, Inc.*	6,997	191,648
Parametric Technology Corp.*	19,123	246,878
Quest Software, Inc.*	21,729	320,285
Synopsys, Inc.*	15,504	309,770

Total Software		1,853,789

Specialty Retail 12.1%
Advance Auto Parts, Inc.	6,228	287,921
Aeropostale, Inc.*	28,680	1,043,952

		Market
	Shares	Value

Chico’s FAS, Inc.*	85,479	$980,444
Dick’s Sporting Goods, Inc.*	14,435	286,535
Guess?, Inc.	22,001	639,569
J. Crew Group, Inc.*	50,002	1,408,056
Ross Stores, Inc.	9,237	407,259
Urban Outfitters, Inc.*	22,032	529,649

Total Specialty Retail		5,583,385

Textiles, Apparel & Luxury Goods 2.7%
Fossil, Inc.*	8,517	224,338
Timberland Co. — Class A*	16,014	218,431
Under Armour, Inc. — Class A*	15,964	387,765
Warnaco Group, Inc.*	11,906	432,545

Total Textiles, Apparel & Luxury Goods		1,263,079

Trading Companies & Distributors 0.6%
MSC Industrial Direct Co. — Class A	7,557	296,537

Total Trading Companies & Distributors		296,537

Total Common Stocks (Cost $44,801,647)		46,084,477

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	53,545	53,545

Total Short Term Investments (Cost $53,545)		53,545

Total Investments 100.0%(b) (Cost $44,855,192)		46,138,022

Liabilities in Excess of Other Assets — 0.0%(a)		(16,196)

Net Assets — 100.0%		$46,121,826

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%
Auto Components 5.2%
Spartan Motors, Inc.	78,976	$552,832
Standard Motor Products, Inc.	281,606	3,145,539
Superior Industries International, Inc.	25,308	399,360

Total Auto Components		4,097,731

Building Products 0.5%
Apogee Enterprises, Inc.	24,820	361,876

Total Building Products		361,876

Chemicals 1.5%
A. Schulman, Inc.	14,954	318,670
PolyOne Corp.*	86,972	373,110
Quaker Chemical Corp.	27,553	495,954

Total Chemicals		1,187,734

Commercial Banks 1.7%
First Midwest Bancorp, Inc.	10,618	88,766
Frontier Financial Corp.	154,995	139,495
Independent Bank Corp.	158,008	276,514
South Financial Group, Inc.	73,726	118,699
Sterling Financial Corp.	102,147	284,990
Susquehanna Bancshares, Inc.	21,034	110,639
Umpqua Holdings Corp.	18,184	176,385
Whitney Holding Corp.	17,602	154,194

Total Commercial Banks		1,349,682

Commercial Services & Supplies 4.8%
Bowne & Co., Inc.	117,275	941,721
CDI Corp.	29,996	380,949
Consolidated Graphics, Inc.*	9,388	171,800
Spherion Corp.*	312,042	1,716,231
Standard Register Co.(The)	41,118	145,558
Volt Information Sciences, Inc.*	61,202	487,168

Total Commercial Services & Supplies		3,843,427

Computers & Peripherals 0.2%
Hutchinson Technology, Inc.*	57,064	186,599

Total Computers & Peripherals		186,599

Containers & Packaging 0.4%
Myers Industries, Inc.	32,078	315,648

Total Containers & Packaging		315,648

Diversified Consumer Services 0.3%
Hillenbrand, Inc.	12,462	225,811

Total Diversified Consumer Services		225,811

Diversified Telecommunication Services 0.3%
Fairpoint Communications, Inc.	135,465	79,924
Iowa Telecommunications Services, Inc.	10,634	130,373

Total Diversified Telecommunication Services		210,297

Electric Utilities 0.4%
Central Vermont Public Service Corp.	7,612	140,365
UIL Holdings Corp.	6,044	147,474

Total Electric Utilities		287,839

Electrical Equipment 0.4%
Baldor Electric Co.	8,796	226,585
C&D Technologies, Inc.*	60,948	121,896

Total Electrical Equipment		348,481

Electronic Equipment & Instruments 9.8%
Agilysys, Inc.	99,139	466,945
Brightpoint, Inc.*	94,148	559,239
CTS Corp.	20,832	175,614
Gerber Scientific, Inc.*	80,798	252,898
Insight Enterprises, Inc.*	140,107	1,443,102

		Market
	Shares	Value

Keithley Instruments, Inc.	190,979	$1,063,753
SYNNEX Corp.*	68,010	1,932,844
Technitrol, Inc.	256,198	1,859,997

Total Electronic Equipment & Instruments		7,754,392

Food & Staples Retailing 1.5%
Andersons, Inc.(The)	21,382	688,928
Great Atlantic & Pacific Tea Co., Inc.*	80,727	465,795

Total Food & Staples Retailing		1,154,723

Gas Utilities 0.3%
Atmos Energy Corp.	9,762	265,136

Total Gas Utilities		265,136

Hotels, Restaurants & Leisure 10.8%
DineEquity, Inc.	24,020	593,534
O’Charleys, Inc.	403,474	4,192,095
Ruby Tuesday, Inc.*	511,052	3,822,669

Total Hotels, Restaurants & Leisure		8,608,298

Household Durables 3.6%
Ethan Allen Interiors, Inc.	25,494	324,539
La-Z-Boy, Inc.	139,629	945,288
National Presto Industries, Inc.	2,658	213,597
Russ Berrie & Co., Inc.*	101,334	530,990
Standard Pacific Corp.*	235,114	808,792

Total Household Durables		2,823,206

Insurance 3.6%
Delphi Financial Group-Class A	10,530	250,930
National Financial Partners Corp.	262,086	1,965,645
Presidential Life Corp.	20,738	185,398
Stewart Information Services Corp.	33,896	466,748

Total Insurance		2,868,721

It Services 1.0%
Startek, Inc.*	85,622	809,128

Total IT Services		809,128

Leisure Equipment & Products 2.9%
Arctic Cat, Inc.	62,474	384,840
Brunswick Corp.	264,513	1,899,203

Total Leisure Equipment & Products		2,284,043

Machinery 1.4%
Barnes Group, Inc.	11,860	166,870
Briggs & Stratton Corp.	17,744	304,664
John Bean Technologies Corp.	48,268	668,995

Total Machinery		1,140,529

Media 2.5%
EW Scripps Co.-Class A	382,189	1,536,400
Live Nation, Inc.*	79,142	462,189

Total Media		1,998,589

Multi-Utilities 0.2%
CH Energy Group, Inc.	2,840	140,552

Total Multi-Utilities		140,552

Multiline Retail 1.9%
Tuesday Morning Corp.*	325,542	1,510,515

Total Multiline Retail		1,510,515

Paper & Forest Products 1.2%
Buckeye Technologies, Inc.*	47,432	301,193
Neenah Paper, Inc.	63,931	626,524

Total Paper & Forest Products		927,717

Real Estate Investment Trusts (REITs) 9.2%
Acadia Realty Trust	9,268	126,972
BioMed Realty Trust, Inc.	35,204	411,183
Cedar Shopping Centers, Inc.	68,203	362,158
Colonial Properties Trust	83,423	665,716

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

DiamondRock Hospitality Co.	93,635	$632,973
EastGroup Properties, Inc.	4,704	163,323
Entertainment Properties Trust	9,408	256,932
Extra Space Storage, Inc.	27,748	243,627
Franklin Street Properties Corp.	12,628	180,075
Healthcare Realty Trust, Inc.	19,764	383,619
Home Properties, Inc.	5,566	198,706
Inland Real Estate Corp.	17,540	129,445
Kilroy Realty Corp.	7,404	174,734
Kite Realty Group Trust	91,432	292,582
Lexington Realty Trust	81,824	350,206
LTC Properties, Inc.	12,638	308,620
Mid-America Apartment Communities, Inc.	4,496	178,356
National Retail Properties, Inc.	19,606	386,434
Parkway Properties, Inc.	23,740	336,396
Pennsylvania Real Estate Investment Trust	103,293	546,420
Post Properties, Inc.	19,824	280,708
Senior Housing Properties Trust	18,236	340,284
Sovran Self Storage, Inc.	7,840	211,053
Urstadt Biddle Properties, Inc- Class A	9,668	148,791

Total Real Estate Investment Trusts (REITs)		7,309,313

Semiconductors & Semiconductor Equipment 1.1%
Cypress Semiconductor Corp.*	45,018	478,091
Rudolph Technologies, Inc.*	51,934	424,301

Total Semiconductors & Semiconductor Equipment		902,392

Specialty Retail 28.8%
Big 5 Sporting Goods Corp.	116,887	1,519,531
Brown Shoe Co., Inc.	63,378	491,180
Christopher & Banks Corp.	101,318	802,439
Group 1 Automotive, Inc.	68,840	2,028,026
Lithia Motors, Inc. — Class A	275,718	3,305,859
MarineMax, Inc.*	177,150	1,192,219
Men’s Wearhouse, Inc.(The)	13,230	285,900
OfficeMax, Inc.	137,677	1,281,773
PEP Boys-Manny Moe & Jack	138,300	1,373,319
Sonic Automotive, Inc. — Class A	255,700	3,145,110
Stage Stores, Inc.	56,472	704,771
Stein Mart, Inc.*	524,106	5,780,889
Tween Brands, Inc.*	62,506	452,543
Zale Corp.*	91,178	539,774

Total Specialty Retail		22,903,333

Textiles, Apparel & Luxury Goods 4.2%
Liz Claiborne, Inc.	262,642	829,949
Oxford Industries, Inc.	103,260	1,415,694
Perry Ellis International, Inc.*	69,380	534,920
Quiksilver, Inc.*	247,096	531,256

Total Textiles, Apparel & Luxury Goods		3,311,819

Thrifts & Mortgage Finance 0.2%
Brookline Bancorp, Inc.	16,730	194,904

Total Thrifts & Mortgage Finance		194,904

Total Common Stocks (Cost $64,468,365)		79,322,435

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	89,203	89,203

Total Short Term Investments (Cost $89,203)		89,203

Total Investments 100.0%(b) (Cost $64,557,568)	79,411,638

Other Assets in Excess of Liabilities — 0.0%(a)	18,467

Net Assets — 100.0%	$79,430,105

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.0%
Aerospace & Defense 2.9%
AAR Corp.*	1,594	$30,493
Aerovironment, Inc.*	1,454	41,352
American Science & Engineering, Inc.	579	40,385
Axsys Technologies, Inc.*	574	30,807
Ceradyne, Inc.*	4,413	79,655
Curtiss-Wright Corp.	977	32,270
Orbital Sciences Corp.*	1,763	23,871
Stanley, Inc.*	1,193	36,673
Teledyne Technologies, Inc.*	802	26,249

Total Aerospace & Defense		341,755

Air Freight & Logistics 0.3%
Forward Air Corp.	1,753	40,547

Total Air Freight & Logistics		40,547

Airlines 0.3%
SkyWest, Inc.	2,994	37,964

Total Airlines		37,964

Auto Components 0.6%
Drew Industries, Inc.*	3,344	64,171

Total Auto Components		64,171

Beverages 0.2%
Boston Beer Co., Inc. — Class A*	910	28,383

Total Beverages		28,383

Biotechnology 1.3%
Cubist Pharmaceuticals, Inc.*	4,512	89,653
Martek Biosciences Corp.*	2,679	62,314

Total Biotechnology		151,967

Building Products 0.3%
Simpson Manufacturing Co., Inc.	1,123	31,893

Total Building Products		31,893

Capital Markets 3.2%
Greenhill & Co., Inc.	1,403	105,674
optionsXpress Holdings, Inc.	5,953	107,570
Stifel Financial Corp.*	474	23,667
TradeStation Group, Inc.*	17,626	132,019

Total Capital Markets		368,930

Chemicals 0.2%
Balchem Corp.	1,037	28,777

Total Chemicals		28,777

Commercial Banks 2.4%
Bank of the Ozarks, Inc.	1,992	50,358
Cascade Bancorp	6,373	9,177
East West Bancorp, Inc.	3,061	27,059
Nara Bancorp, Inc.	4,496	26,526
Pinnacle Financial Partners, Inc.*	2,313	36,083
PrivateBancorp, Inc.	1,209	30,020
Signature Bank*	1,416	41,744
Wilshire Bancorp, Inc.	8,381	61,684

Total Commercial Banks		282,651

Commercial Services & Supplies 1.2%
Geo Group, Inc.(The)*	2,539	45,651
SYKES Enterprises, Inc.*	1,677	33,372
Viad Corp.	3,115	55,198

Total Commercial Services & Supplies		134,221

Communications Equipment 1.6%
Bel Fuse, Inc.-Class B	1,887	34,683
Comtech Telecommunications Corp.*	1,018	32,444

		Market
	Shares	Value

NETGEAR, Inc.*	4,814	$81,886
ViaSat, Inc.*	1,401	37,827

Total Communications Equipment		186,840

Computers & Peripherals 2.7%
Intevac, Inc.*	20,727	238,568
Stratasys, Inc.*	2,278	35,947
Synaptics, Inc.*	1,559	37,369

Total Computers & Peripherals		311,884

Construction Materials 1.0%
Eagle Materials, Inc.	3,503	95,632
Headwaters, Inc.*	5,883	18,061

Total Construction Materials		113,693

Consumer Finance 0.7%
First Cash Financial Services, Inc.*	1,664	31,283
World Acceptance Corp.*	2,011	47,701

Total Consumer Finance		78,984

Diversified Consumer Services 1.6%
Capella Education Co.*	598	38,487
Coinstar, Inc.*	1,298	43,133
Pre-Paid Legal Services, Inc.*	1,572	76,666
Universal Technical Institute, Inc.*	1,960	31,105

Total Diversified Consumer Services		189,391

Diversified Financial Services 0.6%
Portfolio Recovery Associates, Inc.*	1,629	75,178

Total Diversified Financial Services		75,178

Diversified Telecommunication Services 0.6%
Cbeyond, Inc.*	4,585	64,282

Total Diversified Telecommunication Services		64,282

Electrical Equipment 0.4%
II-VI, Inc.*	1,928	46,253

Total Electrical Equipment		46,253

Electronic Equipment & Instruments 3.7%
Daktronics, Inc.	4,677	39,193
Electro Scientific Industries, Inc.*	7,948	104,119
FARO Technologies, Inc.*	2,663	47,135
Park Electrochemical Corp.	2,781	64,992
Plexus Corp.*	3,481	89,427
TTM Technologies, Inc.*	8,381	82,720

Total Electronic Equipment & Instruments		427,586

Energy Equipment & Services 6.2%
Basic Energy Services, Inc.*	8,177	55,195
CARBO Ceramics, Inc.	1,034	43,107
Dril-Quip, Inc.*	1,766	74,684
Hornbeck Offshore Services, Inc.*	4,413	96,115
ION Geophysical Corp.*	14,475	38,938
Lufkin Industries, Inc.	1,034	46,944
NATCO Group, Inc.-Class A*	2,472	89,140
Oil States International, Inc.*	3,134	84,994
Pioneer Drilling Co.*	6,268	27,454
SEACOR Holdings, Inc.*	576	45,780
Superior Well Services, Inc.*	6,654	43,451
Tetra Technologies, Inc.*	9,383	72,343

Total Energy Equipment & Services		718,145

Food & Staples Retailing 0.2%
Spartan Stores, Inc.	1,747	22,519

Total Food & Staples Retailing		22,519

Food Products 2.1%
Darling International, Inc.*	9,501	67,077
Diamond Foods, Inc.	1,858	52,396

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Green Mountain Coffee Roasters, Inc.*	1,785	$125,735

Total Food Products		245,208

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.*	2,186	58,519
ICU Medical, Inc.*	802	31,222
Integra LifeSciences Holdings Corp.*	1,136	35,966
Meridian Bioscience, Inc.	2,046	45,053
Natus Medical, Inc.*	2,714	36,910
Palomar Medical Technologies, Inc.*	10,417	155,630
SurModics, Inc.*	630	14,087
Symmetry Medical, Inc.*	3,885	33,256

Total Health Care Equipment & Supplies		410,643

Health Care Providers & Services 6.5%
Air Methods Corp.*	1,769	52,026
Amedisys, Inc.*	754	33,711
Amsurg Corp.*	996	20,538
Catalyst Health Solutions, Inc.*	2,714	69,967
Chemed Corp.	1,473	64,959
Healthways, Inc.*	5,406	79,685
inVentiv Health, Inc.*	7,210	110,601
LCA-Vision, Inc.*	25,278	145,096
LHC Group, Inc.*	1,298	38,096
Magellan Health Services, Inc.*	1,976	63,943
MEDNAX, Inc..*	897	41,576
Molina Healthcare, Inc.*	1,839	41,470

Total Health Care Providers & Services		761,668

Health Care Technology 0.9%
Quality Systems, Inc.	1,887	103,577

Total Health Care Technology		103,577

Hotels, Restaurants & Leisure 5.5%
CEC Entertainment, Inc.*	1,346	39,263
Cracker Barrel Old Country Store, Inc.	2,819	81,356
Monarch Casino & Resort, Inc.*	2,784	25,251
P.F. Chang’s China Bistro, Inc.*	1,241	42,082
Papa John’s International, Inc.*	2,030	51,582
Ruth’s Hospitality Group Inc*	65,204	255,600
Shuffle Master, Inc.*	19,286	138,859

Total Hotels, Restaurants & Leisure		633,993

Household Durables 0.6%
Meritage Homes Corp.*	3,519	75,307

Total Household Durables		75,307

Insurance 1.8%
American Physicians Capital, Inc.	1,018	45,291
Amerisafe, Inc.*	2,237	37,201
eHealth, Inc.*	4,515	73,323
Employers Holdings, Inc.	3,904	54,344

Total Insurance		210,159

Internet & Catalog Retail 2.8%
HSN, Inc.*	2,768	28,040
NutriSystem, Inc.	7,706	109,657
PetMed Express, Inc.*	4,620	85,747
Stamps.com, Inc.*	11,426	98,606

Total Internet & Catalog Retail		322,050

Internet Software & Services 5.7%
Bankrate, Inc.*	1,696	48,675
DealerTrack Holdings, Inc.*	6,462	128,141
Infospace, Inc.*	11,375	83,265
j2 Global Communications, Inc.*	4,442	106,564
Knot, Inc.(The)*	8,842	77,279
Perficient, Inc.*	15,420	113,800

		Market
	Shares	Value

United Online, Inc.	11,849	$108,774

Total Internet Software & Services		666,498

It Services 3.9%
CACI International, Inc. — Class A*	598	27,628
Cybersource Corp.*	5,919	102,635
Heartland Payment Systems, Inc.	5,094	54,302
Integral Systems, Inc.*	1,836	13,183
TeleTech Holdings, Inc.*	4,392	73,434
Wright Express Corp.*	6,440	182,123

Total IT Services		453,305

Leisure Equipment & Products 0.8%
Pool Corp.	3,920	92,590

Total Leisure Equipment & Products		92,590

Life Sciences Tools & Services 0.8%
Dionex Corp.*	875	57,671
eResearchTechnology, Inc.*	5,619	30,624

Total Life Sciences Tools & Services		88,295

Machinery 2.1%
Actuant Corp.-Class A	3,761	48,291
Astec Industries, Inc.*	1,992	53,903
Gardner Denver, Inc.*	1,683	49,127
Mueller Industries, Inc.	1,947	46,261
Toro Co.	1,470	50,950

Total Machinery		248,532

Metals & Mining 1.6%
AM Castle & Co.	7,563	79,790
Brush Engineered Materials, Inc.*	4,776	101,872

Total Metals & Mining		181,662

Oil, Gas & Consumable Fuels 2.6%
Penn Virginia Corp.	2,221	42,665
Petroleum Development Corp.*	3,726	62,746
Petroquest Energy, Inc.*	7,121	23,855
St. Mary Land & Exploration Co.	4,041	96,459
Swift Energy Co.*	3,627	71,452

Total Oil, Gas & Consumable Fuels		297,177

Paper & Forest Products 0.2%
Deltic Timber Corp.	439	19,742

Total Paper & Forest Products		19,742

Personal Products 1.3%
Chattem, Inc.*	490	30,708
Mannatech, Inc.	33,209	116,564

Total Personal Products		147,272

Pharmaceuticals 0.8%
Salix Pharmaceuticals Ltd.*	2,749	33,483
Viropharma, Inc.*	8,646	63,721

Total Pharmaceuticals		97,204

Road & Rail 1.0%
Heartland Express, Inc.	2,103	32,386
Knight Transportation, Inc.	2,657	48,198
Old Dominion Freight Line, Inc.*	1,155	41,153

Total Road & Rail		121,737

Semiconductors & Semiconductor Equipment 8.1%
ATMI, Inc.*	3,694	67,194
Cymer, Inc.*	996	34,073
Diodes, Inc.*	7,719	142,493
Hittite Microwave Corp.*	2,943	103,358
Kulicke & Soffa Industries, Inc.*	39,315	230,779
Micrel, Inc.	8,610	67,330
MKS Instruments, Inc.*	4,429	85,790

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

Pericom Semiconductor Corp.*	13,549	$128,716
Varian Semiconductor Equipment Associates, Inc.*	2,412	77,280

Total Semiconductors & Semiconductor Equipment		937,013

Software 6.0%
Blackbaud, Inc.	3,939	73,659
Commvault Systems, Inc.*	8,260	143,807
Concur Technologies, Inc.*	1,448	49,941
Ebix, Inc.*	1,591	65,995
Epicor Software Corp.*	17,017	103,463
EPIQ Systems, Inc.*	2,714	43,560
Smith Micro Software, Inc.*	11,989	137,034
Tyler Technologies, Inc.*	1,750	26,950
Websense, Inc.*	3,252	48,130

Total Software		692,539

Specialty Retail 3.3%
Children’s Place Retail Stores, Inc.(The)*	1,753	57,446
Dress Barn, Inc.*	3,885	60,567
Gymboree Corp.*	948	37,712
Hibbett Sports, Inc.*	2,803	51,603
Jos. A. Bank Clothiers, Inc.*	1,607	58,800
Tractor Supply Co.*	983	47,155
Zumiez, Inc.*	7,948	75,903

Total Specialty Retail		389,186

Textiles, Apparel & Luxury Goods 5.9%
Carter’s, Inc.*	942	26,696
Crocs, Inc.*	78,055	266,948
Deckers Outdoor Corp.*	630	42,594
K-Swiss, Inc. — Class A	4,187	45,387
Maidenform Brands, Inc.*	3,519	48,668
True Religion Apparel, Inc.*	8,874	198,423
Volcom, Inc.*	4,846	58,782

Total Textiles, Apparel & Luxury Goods		687,498

Total Common Stocks (Cost $11,116,736)		11,628,869

Short Term Investments 0.0%(a)

SSgA Government Money Market Fund	4,514	4,514

Total Short Term Investments (Cost $4,514)		4,514

Total Investments 100.0%(b) (Cost $11,121,250)		11,633,383

Liabilities in Excess of Other Assets — 0.0%(a)		(2,720)

Net Assets — 100.0%		$11,630,663

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Auto Components 2.8%
Goodyear Tire & Rubber Co.(The)*	6,528	$111,106
Johnson Controls, Inc.	3,902	100,984

Total Auto Components		212,090

Automobiles 2.9%
Ford Motor Co.*	14,039	112,312
Harley-Davidson, Inc.	4,854	109,700

Total Automobiles		222,012

Distributors 1.1%
Genuine Parts Co.	2,428	86,000

Total Distributors		86,000

Diversified Consumer Services 3.4%
Apollo Group, Inc. — Class A*	1,223	84,436
DeVry, Inc.	1,624	80,778
H&R Block, Inc.	5,235	87,372

Total Diversified Consumer Services		252,586

Hotels, Restaurants & Leisure 11.8%
Carnival Corp.	3,036	84,978
Darden Restaurants, Inc.	2,333	75,566
International Game Technology	4,941	97,585
Marriott International, Inc. — Class A	3,641	78,421
McDonald’s Corp.	1,387	76,368
Starbucks Corp.*	5,662	100,217
Starwood Hotels & Resorts Worldwide, Inc.	3,542	83,627
Wyndham Worldwide Corp.	6,601	92,084
Wynn Resorts Ltd.*	2,196	112,369
Yum! Brands, Inc.	2,338	82,905

Total Hotels, Restaurants & Leisure		884,120

Household Durables 17.6%
Black & Decker Corp.	2,788	104,829
Centex Corp.*	9,579	104,507
D.R. Horton, Inc.	8,586	99,512
Fortune Brands, Inc.	2,312	91,486
Harman International Industries, Inc.	4,331	106,889
KB HOME	5,981	99,823
Leggett & Platt, Inc.	5,430	94,210
Lennar Corp. — Class A	10,359	122,650
Newell Rubbermaid, Inc.	7,470	96,139
Pulte Homes, Inc.	9,196	104,558
Snap-on, Inc.	2,690	95,845
Stanley Works(The)	2,315	92,947
Whirlpool Corp.	1,862	106,302

Total Household Durables		1,319,697

Internet & Catalog Retail 2.5%
Amazon.com, Inc.*	974	83,530
Expedia, Inc.*	4,924	101,976

Total Internet & Catalog Retail		185,506

Leisure Equipment & Products 3.5%
Eastman Kodak Co.	29,965	88,996
Hasbro, Inc.	3,200	84,800
Mattel, Inc.	4,913	86,371

Total Leisure Equipment & Products		260,167

Media 19.7%
CBS Corp. — Class B	10,987	89,984
Comcast Corp. — Class A	5,792	86,069
DIRECTV Group, Inc.(The)*	3,400	88,060
Gannett Co., Inc.	22,000	154,000
Interpublic Group of Cos., Inc.*	14,490	75,493

		Market
	Shares	Value

McGraw-Hill Cos., Inc.	2,693	$84,426
Meredith Corp.	3,038	80,416
New York Times Co. — Class A	13,884	109,267
News Corp. — Class A	8,430	87,082
Omnicom Group, Inc.	2,486	84,524
Scripps Networks Interactive — Class A	2,869	92,611
Time Warner Cable, Inc.	2,622	86,683
Time Warner, Inc.	3,192	85,099
Viacom, Inc. — Class B*	3,443	79,740
Walt Disney Co.(The)	3,416	85,810
Washington Post Co. — Class B	237	107,005

Total Media		1,476,269

Multiline Retail 9.9%
Big Lots, Inc.*	3,945	90,893
Family Dollar Stores, Inc.	2,764	86,845
J.C. Penney Co., Inc.	3,036	91,535
Kohl’s Corp.*	1,837	89,186
Macy’s, Inc.	7,136	99,262
Nordstrom, Inc.	4,199	111,022
Sears Holdings Corp.*	1,245	82,593
Target Corp.	2,037	88,854

Total Multiline Retail		740,190

Specialty Retail 20.0%
Abercrombie & Fitch Co. — Class A	3,089	88,314
AutoNation, Inc.*	4,736	97,940
AutoZone, Inc.*	513	78,781
Bed Bath & Beyond, Inc.*	2,835	98,516
Best Buy Co., Inc.	2,329	87,035
GameStop Corp. — Class A*	3,500	76,615
Gap, Inc.(The)	5,101	83,248
Home Depot, Inc.	3,424	88,818
Limited Brands, Inc.	6,812	88,147
Lowe’s Cos., Inc.	4,278	96,084
O’Reilly Automotive, Inc.*	2,139	86,972
Office Depot, Inc.*	18,832	85,686
RadioShack Corp.	5,829	90,408
Sherwin-Williams Co.(The)	1,501	86,683
Staples, Inc.	3,943	82,882
Tiffany & Co.	3,079	91,847
TJX Cos., Inc.	2,603	94,307

Total Specialty Retail		1,502,283

Textiles, Apparel & Luxury Goods 4.7%
Coach, Inc.	3,075	90,989
NIKE, Inc. — Class B	1,415	80,146
Polo Ralph Lauren Corp.	1,538	96,971
V.F. Corp.	1,372	88,755

Total Textiles, Apparel & Luxury Goods		356,861

Total Common Stocks (Cost $7,166,298)		7,497,781

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	10,653	10,653

Total Short Term Investments (Cost $10,653)		10,653

Total Investments 100.0%(b) (Cost $7,176,951)		7,508,434

Liabilities in Excess of Other Assets — 0.0%(a)		(1,857)

Net Assets — 100.0%		$7,506,577

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT CONS DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

 2

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Beverages 19.1%
Brown-Forman Corp. — Class B	4,710	$207,004
Coca-Cola Co.(The)	4,210	209,826
Coca-Cola Enterprises, Inc.	11,800	221,722
Constellation Brands, Inc. — Class A*	15,850	216,511
Dr Pepper Snapple Group, Inc.*	9,270	228,135
Molson Coors Brewing Co. — Class B	4,800	217,008
Pepsi Bottling Group, Inc.	6,160	209,132
PepsiCo, Inc.	3,840	217,920

Total Beverages		1,727,258

Food & Staples Retailing 21.0%
Costco Wholesale Corp.	4,470	221,265
CVS Caremark Corp.	6,510	217,955
Kroger Co.(The)	9,530	203,751
Safeway, Inc.	9,800	185,514
SUPERVALU, Inc.	12,850	190,566
Sysco Corp.	8,680	206,237
Wal-Mart Stores, Inc.	4,280	213,486
Walgreen Co.	6,550	203,378
Whole Foods Market, Inc.*	10,760	260,284

Total Food & Staples Retailing		1,902,436

Food Products 34.1%
Archer-Daniels-Midland Co.	7,460	224,695
Campbell Soup Co.	7,270	225,588
ConAgra Foods, Inc.	11,020	216,323
Dean Foods Co.*	11,100	235,209
General Mills, Inc.	3,770	222,091
H.J. Heinz Co.	5,610	215,761
Hershey Co.(The)	5,910	236,104
Hormel Foods Corp.	5,990	215,101
J.M. Smucker Co.(The)	4,340	217,130
Kellogg Co.	4,560	216,600
Kraft Foods, Inc. — Class A	8,100	229,554
McCormick & Co., Inc.	6,390	205,886
Sara Lee Corp.	22,840	243,017
Tyson Foods, Inc. — Class A	16,360	186,995

Total Food Products		3,090,054

Household Products 9.9%
Clorox Co.	3,660	223,296
Colgate-Palmolive Co.	2,920	211,525
Kimberly-Clark Corp.	4,060	237,307
Procter & Gamble Co.	4,080	226,481

Total Household Products		898,609

Personal Products 5.5%
Avon Products, Inc.	8,030	260,011
Estee Lauder Cos., Inc — Class A	6,540	238,318

Total Personal Products		498,329

Tobacco 10.0%
Altria Group, Inc.	12,560	220,177
Lorillard, Inc.	2,990	220,423
Philip Morris International, Inc.	4,860	226,476
Reynolds American, Inc.	5,500	239,305

Total Tobacco		906,381

Total Common Stocks (Cost $9,515,247)		9,023,067

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	31,307	$31,307

Total Short Term Investments (Cost $31,307)		31,307

Total Investments 99.9%(a) (Cost $9,546,554)		9,054,374

Other Assets in Excess of Liabilities — 0.1%		5,022

Net Assets — 100.0%		$9,059,396

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Energy Equipment & Services 29.8%
Baker Hughes, Inc.	5,370	$217,485
BJ Services Co.	14,570	206,603
Cameron International Corp.*	7,170	223,919
Diamond Offshore Drilling, Inc.	2,310	207,600
ENSCO International, Inc.	5,510	208,774
FMC Technologies, Inc.*	5,410	235,335
Halliburton Co.	9,440	208,530
Nabors Industries, Ltd.*	12,770	217,345
National-Oilwell Varco, Inc.*	5,870	210,968
Rowan Cos., Inc.	9,920	211,593
Schlumberger, Ltd.	3,640	194,740
Smith International, Inc.	7,580	190,485

Total Energy Equipment & Services		2,533,377

Oil, Gas & Consumable Fuels 70.1%
Anadarko Petroleum Corp.	4,460	214,972
Apache Corp.	2,660	223,307
Cabot Oil & Gas Corp.	6,330	222,373
Chesapeake Energy Corp.	9,580	205,395
Chevron Corp.	2,980	207,021
ConocoPhillips	4,670	204,126
CONSOL Energy, Inc.	5,430	192,928
Denbury Resources, Inc.*	13,690	227,254
Devon Energy Corp.	3,390	196,925
El Paso Corp.	22,070	222,024
EOG Resources, Inc.	2,900	214,687
Exxon Mobil Corp.	2,850	200,612
Hess Corp.	3,830	211,416
Marathon Oil Corp.	6,580	212,205
Massey Energy Co.	10,070	267,862
Murphy Oil Corp.	3,680	214,176
Noble Energy, Inc.	3,360	205,363
Occidental Petroleum Corp.	3,130	223,294
Peabody Energy Corp.	6,380	211,242
Pioneer Natural Resources Co.	7,790	222,404
Range Resources Corp.	4,540	210,701
Southwestern Energy Co.*	4,920	203,836
Spectra Energy Corp.	12,060	221,422
Sunoco, Inc.	8,160	201,470
Tesoro Corp.	14,520	190,067
Valero Energy Corp.	11,620	209,160
Williams Cos., Inc.	13,090	218,472
XTO Energy, Inc.	5,130	206,380

Total Oil, Gas & Consumable Fuels		5,961,094

Total Common Stocks (Cost $9,646,940)		8,494,471

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	10,762	10,762

Total Short Term Investments (Cost $10,762)		10,762

Total Investments 100.0%(b) (Cost $9,657,702)		8,505,233

Other Assets in Excess of Liabilities — 0.0%(a)		1,281

Net Assets — 100.0%		$8,506,514

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Capital Markets 18.0%
Ameriprise Financial, Inc.	6,643	$184,675
Bank of New York Mellon Corp.	5,393	147,445
Charles Schwab Corp.(The)	9,009	160,991
E*TRADE Financial Corp.*	130,044	195,066
Federated Investors, Inc. — Class B	6,490	168,286
Franklin Resources, Inc.	2,174	192,790
Goldman Sachs Group, Inc.(The)	1,110	181,263
Invesco Ltd.	9,201	181,720
Janus Capital Group, Inc.	13,573	185,407
Legg Mason, Inc.	6,603	185,808
Morgan Stanley	5,639	160,712
Northern Trust Corp.	3,019	180,566
State Street Corp.	3,375	169,762
T. Rowe Price Group, Inc.	3,791	177,078

Total Capital Markets		2,471,569

Commercial Banks 17.5%
BB&T Corp.	7,046	161,212
Comerica, Inc.	7,571	180,493
Fifth Third Bancorp	21,596	205,162
First Horizon National Corp.*	12,526	160,583
Huntington Bancshares, Inc.	35,853	146,639
KeyCorp	25,602	147,980
M&T Bank Corp.	3,440	200,621
Marshall & Ilsley Corp.	31,104	187,868
PNC Financial Services Group, Inc.	3,917	143,597
Regions Financial Corp.	39,044	172,575
SunTrust Banks, Inc.	9,937	193,772
U.S. Bancorp	8,813	179,873
Wells Fargo & Co.	6,655	162,781
Zions Bancorp	12,064	163,829

Total Commercial Banks		2,406,985

Consumer Finance 5.6%
American Express Co.	6,452	182,785
Capital One Financial Corp.	7,218	221,592
Discover Financial Services	17,359	206,225
SLM Corp.*	18,158	161,425

Total Consumer Finance		772,027

Diversified Financial Services 10.3%
Bank of America Corp.	12,210	180,586
Citigroup, Inc.	50,113	158,858
CME Group, Inc.	485	135,232
IntercontinentalExchange, Inc.*	1,393	131,026
JPMorgan Chase & Co.	4,603	177,906
Leucadia National Corp.*	7,144	175,028
Moody’s Corp.	6,127	145,455
Nasdaq OMX Group (The)*	7,533	159,172
NYSE Euronext	5,602	150,974

Total Diversified Financial Services		1,414,237

Insurance 26.1%
AFLAC, Inc.	5,110	193,465
Allstate Corp.	6,559	176,503
American International Group, Inc.	5,405	71,022
Aon Corp.	4,220	166,479
Assurant, Inc.	6,691	170,754
Chubb Corp.	3,967	183,196
Cincinnati Financial Corp.	7,032	169,823
Genworth Financial, Inc. — Class A	24,048	165,931
Hartford Financial Services Group, Inc.	12,589	207,593
Lincoln National Corp.	9,279	196,622
Loews Corp.	5,823	174,806

		Market
	Shares	Value

Marsh & McLennan Cos., Inc.	7,655	$156,315
MBIA, Inc.*	31,843	133,422
MetLife, Inc.	5,123	173,926
Principal Financial Group, Inc.	8,258	195,715
Progressive Corp.*	10,414	162,250
Prudential Financial, Inc.	4,165	184,385
Torchmark Corp.	4,192	163,739
Travelers Cos., Inc.(The)	3,746	161,340
Unum Group	9,816	184,246
XL Capital, Ltd. — Class A	14,113	198,711

Total Insurance		3,590,243

Real Estate Investment Trusts (REITs) 18.1%
Apartment Investment & Management Co. — Class A	17,645	165,510
AvalonBay Communities, Inc.	2,778	161,679
Boston Properties, Inc.	3,426	181,235
Equity Residential	7,161	171,864
HCP, Inc.	7,721	198,893
Health Care REIT, Inc.	4,662	186,760
Host Hotels & Resorts, Inc.	20,383	185,078
Kimco Realty Corp.	15,965	157,096
Plum Creek Timber Co., Inc.	5,434	169,975
ProLogis	19,476	171,194
Public Storage, Inc.	2,491	180,772
Simon Property Group, Inc.	3,044	169,612
Ventas, Inc.	5,563	196,374
Vornado Realty Trust	3,560	181,631

Total Real Estate Investment Trusts (REITs)		2,477,673

Real Estate Management & Development 1.5%
CB Richard Ellis Group, Inc. — Class A*	18,343	199,939

Total Real Estate Management & Development		199,939

Thrifts & Mortgage Finance 2.5%
Hudson City Bancorp, Inc.	12,461	175,202
People’s United Financial, Inc.	10,635	172,819

Total Thrifts & Mortgage Finance		348,021

Total Common Stocks (Cost $14,068,083)		13,680,694

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	57,461	57,461

Total Short Term Investments (Cost $57,461)		57,461

Total Investments 100.0%(b) (Cost $14,125,544)		13,738,155

Liabilities in Excess of Other Assets — 0.0%(a)		(2,382)

Net Assets — 100.0%		$13,735,773

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 11.1%
Amgen, Inc.*	26,230	$1,634,391
Biogen Idec, Inc.*	26,466	1,258,458
Celgene Corp.*	29,226	1,664,713
Cephalon, Inc.*	23,212	1,361,384
Genzyme Corp.*	24,950	1,294,656
Gilead Sciences, Inc.*	29,182	1,427,875

Total Biotechnology		8,641,477

Health Care Equipment & Supplies 22.4%
Baxter International, Inc.	26,750	1,507,897
Becton, Dickinson & Co.	19,784	1,288,928
Boston Scientific Corp.*	145,504	1,562,713
C.R. Bard, Inc.	18,448	1,357,219
Dentsply International, Inc.	45,776	1,526,630
Hospira, Inc.*	37,600	1,444,968
Intuitive Surgical, Inc.*	8,514	1,935,402
Medtronic, Inc.	40,486	1,434,014
St Jude Medical, Inc.*	34,248	1,291,492
Stryker Corp.	34,036	1,323,320
Varian Medical Systems, Inc.*	36,592	1,290,600
Zimmer Holdings, Inc.*	32,320	1,506,112

Total Health Care Equipment & Supplies		17,469,295

Health Care Providers & Services 31.3%
Aetna, Inc.	53,202	1,434,858
AmerisourceBergen Corp.	74,746	1,473,991
Cardinal Health, Inc.	43,440	1,446,552
CIGNA Corp.	54,880	1,558,592
Coventry Health Care, Inc.*	72,876	1,676,148
DaVita, Inc.*	28,558	1,419,333
Express Scripts, Inc.*	20,644	1,445,906
Humana, Inc.*	43,412	1,426,084
Laboratory Corp. of America Holdings*	20,662	1,388,280
McKesson Corp.	30,818	1,576,341
Medco Health Solutions, Inc.*	29,774	1,573,854
Patterson Cos., Inc.*	66,186	1,678,477
Quest Diagnostics, Inc.	25,612	1,398,927
Tenet Healthcare Corp.*	487,098	1,924,037
UnitedHealth Group, Inc.	53,902	1,512,490
WellPoint, Inc.*	27,202	1,431,913

Total Health Care Providers & Services		24,365,783

Health Care Technology 1.6%
IMS Health, Inc.	102,214	1,226,568

Total Health Care Technology		1,226,568

Life Sciences Tools & Services 9.3%
Life Technologies Corp.*	34,280	1,560,769
Millipore Corp.*	20,136	1,401,466
PerkinElmer, Inc.	76,080	1,341,290
Thermo Fisher Scientific Inc.*	33,218	1,504,111
Waters Corp.*	28,000	1,407,000

Total Life Sciences Tools & Services		7,214,636

Pharmaceuticals 24.2%
Abbott Laboratories	28,908	1,300,571
Allergan, Inc.	29,522	1,577,360
Bristol-Myers Squibb Co.	66,730	1,450,710
Eli Lilly & Co.	40,612	1,416,953
Forest Laboratories, Inc.*	56,118	1,449,528
Johnson & Johnson, Inc.	24,450	1,488,760
King Pharmaceuticals, Inc.*	139,534	1,265,573
Merck & Co., Inc.	52,754	1,583,148

		Market
	Shares	Value

Mylan Inc.*	105,004	$1,385,003
Pfizer, Inc.	91,264	1,453,836
Schering-Plough Corp.	57,422	1,522,257
Watson Pharmaceuticals, Inc.*	43,512	1,511,172
Wyeth	30,530	1,421,171

Total Pharmaceuticals		18,826,042

Total Common Stocks (Cost $79,031,076)		77,743,801

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	65,274	65,274

Total Short Term Investments (Cost $65,274)		65,274

Total Investments 100.0%(b) (Cost $79,096,350)		77,809,075

Liabilities in Excess of Other Assets — 0.0%(a)		(14,319)

Net Assets — 100.0%		$77,794,756

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 18.8%
Boeing Co.	5,492	$235,662
General Dynamics Corp.	4,528	250,806
Goodrich Corp.	5,176	265,839
Honeywell International, Inc.	8,084	280,515
ITT Corp.	5,942	293,535
L-3 Communications Holdings, Inc.	3,716	280,558
Lockheed Martin Corp.	3,216	240,428
Northrop Grumman Corp.	5,646	251,699
Precision Castparts Corp.	3,330	265,767
Raytheon Co.	5,784	271,559
Rockwell Collins, Inc.	6,084	256,745
United Technologies Corp.	4,892	266,467

Total Aerospace & Defense		3,159,580

Air Freight & Logistics 7.2%
C.H. Robinson Worldwide, Inc.	5,282	288,027
Expeditors International of Washington, Inc.	8,083	274,256
FedEx Corp.	5,180	351,411
United Parcel Service, Inc. — Class B	5,550	298,202

Total Air Freight & Logistics		1,211,896

Airlines 1.9%
Southwest Airlines Co.	40,321	316,520

Total Airlines		316,520

Building Products 2.4%
Masco Corp.	29,124	405,697

Total Building Products		405,697

Commercial Services & Supplies 19.7%
Avery Dennison Corp.	10,221	273,207
Cintas Corp.	11,910	299,894
Dun & Bradstreet Corp.	3,328	239,583
Equifax, Inc.	10,216	266,127
Iron Mountain, Inc.*	9,286	271,244
Monster Worldwide, Inc.*	21,690	282,620
Pitney Bowes, Inc.	12,534	258,827
R.R. Donnelley & Sons Co.	20,890	290,371
Republic Services, Inc.	11,398	303,187
Robert Half International, Inc.	12,038	298,422
Stericycle, Inc.*	5,206	266,547
Waste Management, Inc.	9,426	264,965

Total Commercial Services & Supplies		3,314,994

Construction & Engineering 4.7%
Fluor Corp.	5,288	279,206
Jacobs Engineering Group, Inc.*	6,290	257,764
Quanta Services, Inc.*	11,054	257,669

Total Construction & Engineering		794,639

Electrical Equipment 5.6%
Cooper Industries, Ltd. — Class A	8,612	283,765
Emerson Electric Co.	8,096	294,533
Rockwell Automation, Inc.	8,712	360,764

Total Electrical Equipment		939,062

Industrial Conglomerates 5.9%
3M Co.	4,486	316,353
General Electric Co.	22,090	296,006
Textron, Inc.	27,620	371,213

Total Industrial Conglomerates		983,572

Machinery 21.3%
Caterpillar, Inc.	7,908	348,426
Cummins, Inc.	8,266	355,521

		Market
	Shares	Value

Danaher Corp.	4,336	$265,537
Deere & Co.	6,638	290,346
Dover Corp.	7,932	269,767
Eaton Corp.	5,828	302,590
Flowserve Corp.	3,532	285,280
Illinois Tool Works, Inc.	7,488	303,638
Manitowoc Co., Inc.	45,916	283,761
PACCAR, Inc.	8,494	294,317
Pall Corp.	10,198	306,756
Parker-Hannifin Corp.	6,252	276,838

Total Machinery		3,582,777

Road & Rail 8.9%
Burlington Northern Santa Fe Corp.	3,564	280,095
CSX Corp.	7,722	309,807
Norfolk Southern Corp.	6,928	299,636
Ryder System, Inc.	9,076	318,840
Union Pacific Corp.	5,108	293,812

Total Road & Rail		1,502,190

Trading Companies & Distributors 3.5%
Fastenal Co.	7,966	283,351
W.W. Grainger, Inc.	3,282	295,084

Total Trading Companies & Distributors		578,435

Total Common Stocks (Cost $15,913,047)		16,789,362

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	16,021	16,021

Total Short Term Investments (Cost $16,021)		16,021

Total Investments 100.0%(b) (Cost $15,929,068)		16,805,383

Other Assets in Excess of Liabilities — 0.0%(a)		2,004

Net Assets — 100.0%		$16,807,387

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Chemicals 40.7%
Air Products & Chemicals, Inc.	18,860	$1,406,956
CF Industries Holdings, Inc.	16,368	1,292,090
Dow Chemical Co.(The)	74,725	1,581,928
Du Pont (E.I.) de Nemours & Co.	48,959	1,514,302
Eastman Chemical Co.	31,682	1,573,328
Ecolab, Inc.	32,303	1,340,898
International Flavors & Fragrances, Inc.	37,783	1,332,229
Monsanto Co.	15,106	1,268,904
PPG Industries, Inc.	28,505	1,567,775
Praxair, Inc.	16,980	1,327,496
Sigma-Aldrich Corp.	25,318	1,284,888

Total Chemicals		15,490,794

Construction Materials 3.5%
Vulcan Materials Co.	28,299	1,343,637

Total Construction Materials		1,343,637

Containers & Packaging 18.3%
Ball Corp.	29,022	1,403,504
Bemis Co., Inc.	50,574	1,331,108
Owens-Illinois, Inc.*	43,181	1,465,563
Pactiv Corp.*	59,623	1,501,307
Sealed Air Corp.	68,325	1,256,497

Total Containers & Packaging		6,957,979

Metals & Mining 25.1%
AK Steel Holding Corp.	63,786	1,254,671
Alcoa, Inc.	110,191	1,295,846
Allegheny Technologies, Inc.	31,966	865,639
Freeport-McMoRan Copper & Gold, Inc.	23,987	1,446,416
Newmont Mining Corp.	29,156	1,205,601
Nucor Corp.	26,182	1,164,313
Titanium Metals Corp.	121,581	1,017,633
United States Steel Corp.	32,411	1,288,337

Total Metals & Mining		9,538,456

Paper & Forest Products 12.2%
International Paper Co.	87,911	1,653,606
MeadWestvaco Corp.	77,811	1,516,536
Weyerhaeuser Co.	42,267	1,481,036

Total Paper & Forest Products		4,651,178

Total Common Stocks
(Cost $34,039,596)		37,982,044

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	53,596	53,596

Total Short Term Investments
(Cost $53,596)		53,596

Total Investments 100.0%(b)
(Cost $34,093,192)		38,035,640

Other Assets in Excess of Liabilities — 0.0%(a)		11,607

Net Assets — 100.0%		$38,047,247

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%

Communications Equipment 10.4%
Ciena Corp.*	31,920	$356,227
Cisco Systems, Inc.*	17,930	394,639
Harris Corp.	11,820	370,084
JDS Uniphase Corp.*	57,210	335,251
Juniper Networks, Inc.*	15,040	392,995
Motorola, Inc.	55,160	394,946
QUALCOMM, Inc.	7,390	341,492
Tellabs, Inc.*	58,490	339,242

Total Communications Equipment		2,924,876

Computers & Peripherals 15.9%
Apple, Inc.*	2,460	401,939
Dell, Inc.*	25,510	341,324
EMC Corp.*	25,800	388,548
Hewlett-Packard Co.	8,850	383,205
International Business Machines Corp.	3,190	376,197
Lexmark International, Inc. — Class A*	22,170	321,022
NetApp, Inc.*	17,680	397,093
QLogic Corp.*	26,440	345,042
SanDisk Corp.*	23,240	414,137
Sun Microsystems, Inc.*	36,800	337,456
Teradata Corp.*	14,820	364,127
Western Digital Corp.*	13,160	398,090

Total Computers & Peripherals		4,468,180

Electronic Equipment & Instruments 8.2%
Agilent Technologies, Inc.*	18,040	418,889
Amphenol Corp. — Class A	10,670	355,844
Corning, Inc.	22,250	378,250
FLIR Systems, Inc.*	14,810	318,267
Jabil Circuit, Inc.	49,460	453,054
Molex, Inc.	21,720	385,747

Total Electronic Equipment & Instruments		2,310,051

Internet Software & Services 6.1%
Akamai Technologies, Inc.*	16,520	271,589
eBay, Inc.*	19,570	415,862
Google, Inc. — Class A*	810	358,870
VeriSign, Inc.*	18,240	372,826
Yahoo!, Inc.*	21,650	310,028

Total Internet Software & Services		1,729,175

IT Services 14.7%
Affiliated Computer Services, Inc. — Class A*	7,660	363,161
Automatic Data Processing, Inc.	9,550	355,738
Cognizant Technology Solutions Corp. — Class A*	13,210	390,884
Computer Sciences Corp.*	7,740	372,836
Convergys Corp.*	37,650	403,231
Fidelity National Information Services, Inc.	17,120	400,950
Fiserv, Inc.*	7,440	352,730
Mastercard, Inc. — Class A	2,110	409,403
Paychex, Inc.	12,720	337,080
Total System Services, Inc.	25,570	375,368
Western Union Co.	20,990	366,905

Total IT Services		4,128,286

Office Electronics 1.5%
Xerox Corp.	50,110	410,401

Total Office Electronics		410,401

Semiconductors & Semiconductor Equipment 24.9%
Advanced Micro Devices, Inc.*	87,210	319,189

		Market
	Shares	Value

Altera Corp.	20,850	$389,687
Analog Devices, Inc.	13,870	379,622
Applied Materials, Inc.	30,950	427,110
Broadcom Corp. — Class A*	13,410	378,564
Intel Corp.	21,240	408,870
KLA-Tencor Corp.	13,350	425,598
Linear Technology Corp.	15,130	406,543
LSI Corp.*	75,060	388,811
MEMC Electronic Materials, Inc.*	17,860	314,693
Microchip Technology, Inc.	15,090	406,374
Micron Technology, Inc.*	63,770	407,490
National Semiconductor Corp.	25,740	387,644
Novellus Systems, Inc.*	20,330	397,858
NVIDIA Corp.*	30,350	392,425
Teradyne, Inc.*	51,400	405,032
Texas Instruments, Inc.	15,660	376,623
Xilinx, Inc.	16,900	366,561

Total Semiconductors & Semiconductor Equipment		6,978,694

Software 18.2%
Adobe Systems, Inc.*	11,590	375,748
Autodesk, Inc.*	16,450	358,775
BMC Software, Inc.*	9,740	331,452
CA, Inc.	19,710	416,669
Citrix Systems, Inc.*	10,390	369,884
Compuware Corp.*	48,120	352,720
Electronic Arts, Inc.*	16,360	351,249
Intuit, Inc.*	12,030	357,291
McAfee, Inc.*	8,400	374,472
Microsoft Corp.	14,040	330,221
Novell, Inc.*	73,750	337,775
Oracle Corp.	16,360	362,047
Red Hat, Inc.*	4,070	92,918
Salesforce.com, Inc.*	8,480	367,523
Symantec Corp.*	21,470	320,547

Total Software		5,099,291

Total Common Stocks
(Cost $28,014,736)		28,048,954

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	25,887	25,887

Total Short Term Investments
(Cost $25,887)		25,887

Total Investments 100.0%(b)
(Cost $28,040,623)		28,074,841

Liabilities in Excess of Other Assets — 0.0%(a)		(11,982)

Net Assets — 100.0%		$28,062,859

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.2%

Diversified Telecommunication Services 13.4%
AT&T, Inc.	7,670	$201,184
CenturyTel, Inc.	5,861	183,977
Frontier Communications Corp.	27,219	190,533
Qwest Communications International, Inc.	45,348	175,043
Verizon Communications, Inc.	6,160	197,551
Windstream Corp.	22,209	194,773

Total Diversified Telecommunication Services		1,143,061

Electric Utilities 31.3%
Allegheny Energy, Inc.	6,900	173,949
American Electric Power Co., Inc.	6,460	200,002
Duke Energy Corp.	12,719	196,890
Edison International	5,800	187,456
Entergy Corp.	2,360	189,579
Exelon Corp.	3,670	186,656
FirstEnergy Corp.	4,770	196,524
FPL Group, Inc.	3,220	182,477
Northeast Utilities	8,290	190,753
Pepco Holdings, Inc.	13,829	198,861
Pinnacle West Capital Corp.	6,340	202,627
PPL Corp.	5,540	187,197
Progress Energy, Inc.	4,960	195,622
Southern Co.	5,990	188,086

Total Electric Utilities		2,676,679

Gas Utilities 6.7%
EQT Corp.	5,070	194,586
Nicor, Inc.	5,270	192,039
Questar Corp.	5,540	183,208

Total Gas Utilities		569,833

Independent Power Producers & Energy Traders 7.1%
AES Corp.(The)*	18,729	239,544
Constellation Energy Group, Inc.	6,830	196,021
Dynegy, Inc. — Class A*	84,815	170,478

Total Independent Power Producers & Energy Traders		606,043

Multi-Utilities 35.0%
Ameren Corp.	7,600	193,268
CenterPoint Energy, Inc.	17,069	205,682
CMS Energy Corp.	15,189	196,546
Consolidated Edison, Inc.	4,980	196,013
Dominion Resources, Inc.	5,580	188,604
DTE Energy Co.	5,830	200,902
Integrys Energy Group, Inc.	6,400	216,192
NiSource, Inc.	16,179	208,547
PG&E Corp.	4,840	195,391
Public Service Enterprise Group, Inc.	5,720	185,614
SCANA Corp.	5,840	206,444
Sempra Energy	3,770	197,661
TECO Energy, Inc.	15,419	208,002
Wisconsin Energy Corp.	4,560	195,943
Xcel Energy, Inc.	10,129	201,972

Total Multi-Utilities		2,996,781

Wireless Telecommunication Services 5.7%
American Tower Corp. — Class A*	6,150	209,654
MetroPCS Communications, Inc.*	11,139	131,997
Sprint Nextel Corp.*	36,208	144,832

Total Wireless Telecommunication Services		486,483

Total Common Stocks (Cost $9,018,136)		8,478,880

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.6%

SSgA Government Money Market Fund	55,706	$55,706

Total Short Term Investments
(Cost $55,706)		55,706

Total Investments 99.8%(a)
(Cost $9,073,842)		8,534,586

Other Assets in Excess of Liabilities — 0.2%		14,380

Net Assets — 100.0%		$8,548,966

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 82.6%

Aerospace & Defense 2.2%
Boeing Co.	8,989	$385,718
General Dynamics Corp.	4,760	263,657
Goodrich Corp.	1,535	78,838
Honeywell International, Inc.	9,209	319,552
ITT Corp.	2,250	111,150
L-3 Communications Holdings, Inc.	1,440	108,720
Lockheed Martin Corp.	4,045	302,404
Northrop Grumman Corp.	4,010	178,766
Precision Castparts Corp.	1,735	138,470
Raytheon Co.	4,875	228,881
Rockwell Collins, Inc.	1,955	82,501
United Technologies Corp.	11,659	635,066

Total Aerospace & Defense		2,833,723

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	2,100	114,513
Expeditors International of Washington, Inc.	2,625	89,066
FedEx Corp.	3,855	261,523
United Parcel Service, Inc. — Class B	12,309	661,363

Total Air Freight & Logistics		1,126,465

Airlines 0.1%
Southwest Airlines Co.	9,169	71,977

Total Airlines		71,977

Auto Components 0.2%
Goodyear Tire & Rubber Co.(The)*	2,995	50,975
Johnson Controls, Inc.	7,360	190,477

Total Auto Components		241,452

Automobiles 0.3%
Ford Motor Co.*	39,833	318,664
Harley-Davidson, Inc.	2,900	65,540

Total Automobiles		384,204

Beverages 2.1%
Brown-Forman Corp. — Class B	1,210	53,180
Coca-Cola Co.(The)	24,639	1,228,008
Coca-Cola Enterprises, Inc.	3,920	73,657
Constellation Brands, Inc. — Class A*	2,435	33,262
Dr Pepper Snapple Group, Inc.*	3,140	77,275
Molson Coors Brewing Co. — Class B	1,840	83,186
Pepsi Bottling Group, Inc.	1,690	57,375
PepsiCo, Inc.	19,264	1,093,232

Total Beverages		2,699,175

Biotechnology 1.6%
Amgen, Inc.*	12,529	780,682
Biogen Idec, Inc.*	3,570	169,753
Celgene Corp.*	5,695	324,387
Cephalon, Inc.*	915	53,665
Genzyme Corp.*	3,340	173,313
Gilead Sciences, Inc.*	11,224	549,190

Total Biotechnology		2,050,990

Building Products 0.0%(a)
Masco Corp.	4,445	61,919

Total Building Products		61,919

Capital Markets 2.5%
Ameriprise Financial, Inc.	3,150	87,570
Bank of New York Mellon Corp.	14,789	404,331
Charles Schwab Corp.(The)	11,624	207,721
E*TRADE Financial Corp.*	13,809	20,714
Federated Investors, Inc. — Class B	1,105	28,653
Franklin Resources, Inc.	1,860	164,945
Goldman Sachs Group, Inc.(The)	6,230	1,017,359

		Market
	Shares	Value

Invesco Ltd.	5,085	$100,429
Janus Capital Group, Inc.	2,225	30,393
Legg Mason, Inc.	1,775	49,948
Morgan Stanley	16,729	476,776
Northern Trust Corp.	2,975	177,935
State Street Corp.	6,105	307,081
T. Rowe Price Group, Inc.	3,160	147,604

Total Capital Markets		3,221,459

Chemicals 1.6%
Air Products & Chemicals, Inc.	2,595	193,587
CF Industries Holdings, Inc.	600	47,364
Dow Chemical Co.(The)	13,309	281,752
Du Pont (E.I.) de Nemours & Co.	11,184	345,921
Eastman Chemical Co.	895	44,446
Ecolab, Inc.	2,080	86,341
International Flavors & Fragrances, Inc.	975	34,378
Monsanto Co.	6,755	567,420
PPG Industries, Inc.	2,030	111,650
Praxair, Inc.	3,810	297,866
Sigma-Aldrich Corp.	1,510	76,632

Total Chemicals		2,087,357

Commercial Banks 2.2%
BB&T Corp.	8,005	183,154
Comerica, Inc.	1,870	44,581
Fifth Third Bancorp	9,839	93,471
First Horizon National Corp.*	2,665	34,165
Huntington Bancshares, Inc.	6,730	27,526
KeyCorp	9,694	56,031
M&T Bank Corp.	1,010	58,903
Marshall & Ilsley Corp.	4,360	26,334
PNC Financial Services Group, Inc.	5,695	208,779
Regions Financial Corp.	14,294	63,180
SunTrust Banks, Inc.	6,175	120,413
U.S. Bancorp	23,484	479,308
Wells Fargo & Co.	57,617	1,409,312
Zions Bancorp	1,430	19,419

Total Commercial Banks		2,824,576

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	1,395	37,288
Cintas Corp.	1,620	40,792
Dun & Bradstreet Corp.	660	47,514
Equifax, Inc.	1,565	40,768
Iron Mountain, Inc.*	2,235	65,284
Monster Worldwide, Inc.*	1,555	20,262
Pitney Bowes, Inc.	2,560	52,864
R.R. Donnelley & Sons Co.	2,540	35,306
Republic Services, Inc.	3,990	106,134
Robert Half International, Inc.	1,890	46,853
Stericycle, Inc.*	1,050	53,760
Waste Management, Inc.	6,090	171,190

Total Commercial Services & Supplies		718,015

Communications Equipment 2.3%
Ciena Corp.*	1,125	12,555
Cisco Systems, Inc.*	71,376	1,570,986
Harris Corp.	1,640	51,348
JDS Uniphase Corp.*	2,730	15,998
Juniper Networks, Inc.*	6,470	169,061
Motorola, Inc.	28,368	203,115
QUALCOMM, Inc.	20,479	946,335
Tellabs, Inc.*	4,895	28,391

Total Communications Equipment		2,997,789

Computers & Peripherals 4.7%
Apple, Inc.*	11,039	1,803,662

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Dell, Inc.*	21,519	$287,924
EMC Corp.*	24,914	375,205
Hewlett-Packard Co.	29,533	1,278,779
International Business Machines Corp.	16,354	1,928,627
Lexmark International, Inc. — Class A*	965	13,973
NetApp, Inc.*	4,095	91,974
QLogic Corp.*	1,470	19,183
SanDisk Corp.*	2,805	49,985
Sun Microsystems, Inc.*	9,239	84,722
Teradata Corp.*	2,140	52,580
Western Digital Corp.*	2,760	83,490

Total Computers & Peripherals		6,070,104

Construction & Engineering 0.2%
Fluor Corp.	2,225	117,480
Jacobs Engineering Group, Inc.*	1,525	62,494
Quanta Services, Inc.*	2,415	56,294

Total Construction & Engineering		236,268

Construction Materials 0.1%
Vulcan Materials Co.	1,510	71,695

Total Construction Materials		71,695

Consumer Finance 0.5%
American Express Co.	14,694	416,281
Capital One Financial Corp.	5,590	171,613
Discover Financial Services	6,635	78,824
SLM Corp.*	5,785	51,428

Total Consumer Finance		718,146

Containers & Packaging 0.2%
Ball Corp.	1,165	56,340
Bemis Co., Inc.	1,335	35,137
Owens-Illinois, Inc.*	2,080	70,595
Pactiv Corp.*	1,630	41,044
Sealed Air Corp.	1,965	36,136

Total Containers & Packaging		239,252

Distributors 0.1%
Genuine Parts Co.	1,975	69,955

Total Distributors		69,955

Diversified Consumer Services 0.2%
Apollo Group, Inc. — Class A*	1,335	92,168
DeVry, Inc.	765	38,051
H&R Block, Inc.	4,210	70,265

Total Diversified Consumer Services		200,484

Diversified Financial Services 3.2%
Bank of America Corp.	106,934	1,581,554
Citigroup, Inc.	68,226	216,276
CME Group, Inc.	820	228,641
IntercontinentalExchange, Inc.*	895	84,184
JPMorgan Chase & Co.	48,277	1,865,906
Leucadia National Corp.*	2,245	55,002
Moody’s Corp.	2,365	56,145
Nasdaq OMX Group (The)*	1,700	35,921
NYSE Euronext	3,215	86,644

Total Diversified Financial Services		4,210,273

Diversified Telecommunication Services 2.5%
AT&T, Inc.	73,021	1,915,341
CenturyTel, Inc.	3,665	115,044
Frontier Communications Corp.	3,865	27,055
Qwest Communications International, Inc.	18,314	70,692
Verizon Communications, Inc.	35,153	1,127,357
Windstream Corp.	5,400	47,358

Total Diversified Telecommunication Services		3,302,847

Electric Utilities 1.8%
Allegheny Energy, Inc.	2,100	52,941

		Market
	Shares	Value

American Electric Power Co., Inc.	5,895	$182,509
Duke Energy Corp.	15,924	246,504
Edison International	4,035	130,411
Entergy Corp.	2,425	194,800
Exelon Corp.	8,150	414,509
FirstEnergy Corp.	3,770	155,324
FPL Group, Inc.	5,085	288,167
Northeast Utilities	2,165	49,817
Pepco Holdings, Inc.	2,720	39,114
Pinnacle West Capital Corp.	1,250	39,950
PPL Corp.	4,655	157,292
Progress Energy, Inc.	3,455	136,265
Southern Co.	9,684	304,078

Total Electric Utilities		2,391,681

Electrical Equipment 0.4%
Cooper Industries, Ltd. — Class A	2,060	67,877
Emerson Electric Co.	9,304	338,479
Rockwell Automation, Inc.	1,755	72,675

Total Electrical Equipment		479,031

Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc.*	4,245	98,569
Amphenol Corp. — Class A	2,120	70,702
Corning, Inc.	19,229	326,893
FLIR Systems, Inc.*	1,860	39,972
Jabil Circuit, Inc.	2,645	24,228
Molex, Inc.	1,720	30,547

Total Electronic Equipment & Instruments		590,911

Energy Equipment & Services 1.4%
Baker Hughes, Inc.	3,835	155,317
BJ Services Co.	3,615	51,261
Cameron International Corp.*	2,680	83,696
Diamond Offshore Drilling, Inc.	860	77,288
ENSCO International, Inc.	1,755	66,497
FMC Technologies, Inc.*	1,525	66,338
Halliburton Co.	11,099	245,177
Nabors Industries, Ltd.*	3,500	59,570
National-Oilwell Varco, Inc.*	5,170	185,810
Rowan Cos., Inc.	1,405	29,969
Schlumberger, Ltd.	14,809	792,281
Smith International, Inc.	2,710	68,102

Total Energy Equipment & Services		1,881,306

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	5,375	266,063
CVS Caremark Corp.	18,014	603,109
Kroger Co.(The)	8,075	172,644
Safeway, Inc.	5,270	99,761
SUPERVALU, Inc.	2,615	38,780
Sysco Corp.	7,300	173,448
Wal-Mart Stores, Inc.	27,613	1,377,336
Walgreen Co.	12,269	380,952
Whole Foods Market, Inc.*	1,735	41,970

Total Food & Staples Retailing		3,154,063

Food Products 1.5%
Archer-Daniels-Midland Co.	7,950	239,454
Campbell Soup Co.	2,470	76,644
ConAgra Foods, Inc.	5,535	108,652
Dean Foods Co.*	2,195	46,512
General Mills, Inc.	4,075	240,058
H.J. Heinz Co.	3,895	149,802
Hershey Co.(The)	2,050	81,898
Hormel Foods Corp.	870	31,242
J.M. Smucker Co.(The)	1,470	73,544
Kellogg Co.	3,120	148,200
Kraft Foods, Inc. — Class A	18,224	516,468

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

McCormick & Co., Inc.	1,615	$52,035
Sara Lee Corp.	8,610	91,611
Tyson Foods, Inc. — Class A	3,740	42,748

Total Food Products		1,898,868

Gas Utilities 0.1%
EQT Corp.	1,620	62,175
Nicor, Inc.	565	20,589
Questar Corp.	2,155	71,266

Total Gas Utilities		154,030

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	7,490	422,211
Becton, Dickinson & Co.	2,970	193,496
Boston Scientific Corp.*	18,644	200,237
C.R. Bard, Inc.	1,230	90,491
Dentsply International, Inc.	1,840	61,364
Hospira, Inc.*	1,985	76,284
Intuitive Surgical, Inc.*	470	106,840
Medtronic, Inc.	13,834	490,000
St Jude Medical, Inc.*	4,285	161,587
Stryker Corp.	2,950	114,696
Varian Medical Systems, Inc.*	1,555	54,845
Zimmer Holdings, Inc.*	2,665	124,189

Total Health Care Equipment & Supplies		2,096,240

Health Care Providers & Services 1.8%
Aetna, Inc.	5,535	149,279
AmerisourceBergen Corp.	3,740	73,753
Cardinal Health, Inc.	4,455	148,352
CIGNA Corp.	3,380	95,992
Coventry Health Care, Inc.*	1,840	42,320
DaVita, Inc.*	1,280	63,616
Express Scripts, Inc.*	3,360	235,334
Humana, Inc.*	2,100	68,985
Laboratory Corp. of America Holdings*	1,335	89,699
McKesson Corp.	3,360	171,864
Medco Health Solutions, Inc.*	5,975	315,839
Patterson Cos., Inc.*	1,135	28,784
Quest Diagnostics, Inc.	1,860	101,593
Tenet Healthcare Corp.*	5,175	20,441
UnitedHealth Group, Inc.	14,724	413,155
WellPoint, Inc.*	6,005	316,103

Total Health Care Providers & Services		2,335,109

Health Care Technology 0.0%(a)
IMS Health, Inc.	2,250	27,000

Total Health Care Technology		27,000

Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	5,420	151,706
Darden Restaurants, Inc.	1,700	55,063
International Game Technology	3,665	72,383
Marriott International, Inc. — Class A	3,675	79,167
McDonald’s Corp.	13,654	751,789
Starbucks Corp.*	9,104	161,141
Starwood Hotels & Resorts Worldwide, Inc.	2,310	54,539
Wyndham Worldwide Corp.	2,205	30,760
Wynn Resorts Ltd.*	840	42,983
Yum! Brands, Inc.	5,715	202,654

Total Hotels, Restaurants & Leisure		1,602,185

Household Durables 0.3%
Black & Decker Corp.	745	28,012
Centex Corp.*	1,535	16,747
D.R. Horton, Inc.	3,415	39,580
Fortune Brands, Inc.	1,860	73,600
Harman International Industries, Inc.	860	21,225
KB HOME	915	15,271

		Market
	Shares	Value

Leggett & Platt, Inc.	1,935	$33,572
Lennar Corp. — Class A	1,745	20,661
Newell Rubbermaid, Inc.	3,435	44,209
Pulte Homes, Inc.	2,655	30,187
Snap-on, Inc.	715	25,475
Stanley Works(The)	985	39,548
Whirlpool Corp.	915	52,237

Total Household Durables		440,324

Household Products 2.2%
Clorox Co.	1,720	104,937
Colgate-Palmolive Co.	6,185	448,042
Kimberly-Clark Corp.	5,125	299,556
Procter & Gamble Co.	36,068	2,002,135

Total Household Products		2,854,670

Independent Power Producers & Energy Traders 0.1%
AES Corp.(The)*	8,255	105,581
Constellation Energy Group, Inc.	2,460	70,602
Dynegy, Inc. — Class A*	6,270	12,603

Total Independent Power Producers & Energy Traders		188,786

Industrial Conglomerates 1.9%
3M Co.	8,599	606,401
General Electric Co.	131,057	1,756,164
Textron, Inc.	3,330	44,755

Total Industrial Conglomerates		2,407,320

Insurance 2.0%
AFLAC, Inc.	5,785	219,020
Allstate Corp.	6,640	178,683
American International Group, Inc.	1,660	21,812
Aon Corp.	3,425	135,116
Assurant, Inc.	1,460	37,259
Chubb Corp.	4,360	201,345
Cincinnati Financial Corp.	2,015	48,662
Genworth Financial, Inc. — Class A	5,365	37,019
Hartford Financial Services Group, Inc.	4,025	66,372
Lincoln National Corp.	3,665	77,661
Loews Corp.	4,465	134,039
Marsh & McLennan Cos., Inc.	6,470	132,117
MBIA, Inc.*	2,110	8,841
MetLife, Inc.	10,134	344,049
Principal Financial Group, Inc.	3,845	91,127
Progressive Corp.*	8,425	131,262
Prudential Financial, Inc.	5,725	253,446
Torchmark Corp.	1,020	39,841
Travelers Cos., Inc.(The)	7,245	312,042
Unum Group	4,105	77,051
XL Capital, Ltd. — Class A	4,235	59,629

Total Insurance		2,606,393

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	3,990	342,182
Expedia, Inc.*	2,605	53,950

Total Internet & Catalog Retail		396,132

Internet Software & Services 1.5%
Akamai Technologies, Inc.*	2,140	35,182
eBay, Inc.*	13,379	284,304
Google, Inc. — Class A*	2,970	1,315,859
VeriSign, Inc.*	2,385	48,749
Yahoo!, Inc.*	17,264	247,220

Total Internet Software & Services		1,931,314

It Services 0.9%
Affiliated Computer Services, Inc. — Class A*	1,210	57,366
Automatic Data Processing, Inc.	6,215	231,509

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Cognizant Technology Solutions Corp. — Class A*	3,615	$106,968
Computer Sciences Corp.*	1,870	90,078
Convergys Corp.*	1,515	16,226
Fidelity National Information Services, Inc.	2,365	55,388
Fiserv, Inc.*	1,930	91,501
Mastercard, Inc. — Class A	895	173,657
Paychex, Inc.	3,970	105,205
Total System Services, Inc.	2,445	35,893
Western Union Co.	8,674	151,621

Total IT Services		1,115,412

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	3,320	9,860
Hasbro, Inc.	1,535	40,678
Mattel, Inc.	4,435	77,967

Total Leisure Equipment & Products		128,505

Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	2,165	98,573
Millipore Corp.*	685	47,676
PerkinElmer, Inc.	1,440	25,387
Thermo Fisher Scientific Inc.*	5,180	234,550
Waters Corp.*	1,195	60,049

Total Life Sciences Tools & Services		466,235

Machinery 1.2%
Caterpillar, Inc.	7,445	328,027
Cummins, Inc.	2,500	107,525
Danaher Corp.	3,160	193,518
Deere & Co.	5,230	228,760
Dover Corp.	2,300	78,223
Eaton Corp.	2,050	106,436
Flowserve Corp.	695	56,135
Illinois Tool Works, Inc.	4,760	193,018
Manitowoc Co., Inc.	1,615	9,981
PACCAR, Inc.	4,495	155,752
Pall Corp.	1,460	43,917
Parker-Hannifin Corp.	1,985	87,896

Total Machinery		1,589,188

Media 2.1%
CBS Corp. — Class B	8,405	68,837
Comcast Corp. — Class A	35,678	530,175
DIRECTV Group, Inc.(The)*	6,490	168,091
Gannett Co., Inc.	2,870	20,090
Interpublic Group of Cos., Inc.*	5,915	30,817
McGraw-Hill Cos., Inc.	3,895	122,108
Meredith Corp.	450	11,912
New York Times Co. — Class A	1,440	11,333
News Corp. — Class A	28,463	294,023
Omnicom Group, Inc.	3,845	130,730
Scripps Networks Interactive — Class A	1,115	35,992
Time Warner Cable, Inc.	4,360	144,142
Time Warner, Inc.	14,809	394,808
Viacom, Inc. — Class B*	7,500	173,700
Walt Disney Co.(The)	22,979	577,232
Washington Post Co. — Class B	75	33,862

Total Media		2,747,852

Metals & Mining 0.8%
AK Steel Holding Corp.	1,355	26,653
Alcoa, Inc.	12,064	141,873
Allegheny Technologies, Inc.	1,210	32,767
Freeport-McMoRan Copper & Gold, Inc.	5,095	307,228
Newmont Mining Corp.	6,060	250,581
Nucor Corp.	3,895	173,211
Titanium Metals Corp.	1,050	8,788

		Market
	Shares	Value

United States Steel Corp.	1,775	$70,556

Total Metals & Mining		1,011,657

Multi-Utilities 1.1%
Ameren Corp.	2,645	67,262
CenterPoint Energy, Inc.	4,325	52,116
CMS Energy Corp.	2,805	36,297
Consolidated Edison, Inc.	3,395	133,627
Dominion Resources, Inc.	7,300	246,740
DTE Energy Co.	2,035	70,126
Integrys Energy Group, Inc.	945	31,922
NiSource, Inc.	3,395	43,762
PG&E Corp.	4,560	184,087
Public Service Enterprise Group, Inc.	6,260	203,137
SCANA Corp.	1,510	53,379
Sempra Energy	3,025	158,601
TECO Energy, Inc.	2,635	35,546
Wisconsin Energy Corp.	1,450	62,306
Xcel Energy, Inc.	5,640	112,462

Total Multi-Utilities		1,491,370

Multiline Retail 0.7%
Big Lots, Inc.*	1,020	23,501
Family Dollar Stores, Inc.	1,735	54,514
J.C. Penney Co., Inc.	2,920	88,038
Kohl’s Corp.*	3,780	183,519
Macy’s, Inc.	5,200	72,332
Nordstrom, Inc.	1,985	52,483
Sears Holdings Corp.*	670	44,448
Target Corp.	9,314	406,276

Total Multiline Retail		925,111

Office Electronics 0.1%
Xerox Corp.	10,704	87,666

Total Office Electronics		87,666

Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	6,175	297,635
Apache Corp.	4,150	348,392
Cabot Oil & Gas Corp.	1,280	44,966
Chesapeake Energy Corp.	6,975	149,544
Chevron Corp.	24,809	1,723,481
ConocoPhillips	18,329	801,161
CONSOL Energy, Inc.	2,235	79,410
Denbury Resources, Inc.*	3,085	51,211
Devon Energy Corp.	5,495	319,205
El Paso Corp.	8,674	87,260
EOG Resources, Inc.	3,100	229,493
Exxon Mobil Corp.	60,386	4,250,571
Hess Corp.	3,520	194,304
Marathon Oil Corp.	8,759	282,478
Massey Energy Co.	1,060	28,196
Murphy Oil Corp.	2,355	137,061
Noble Energy, Inc.	2,145	131,102
Occidental Petroleum Corp.	10,029	715,469
Peabody Energy Corp.	3,310	109,594
Pioneer Natural Resources Co.	1,410	40,255
Range Resources Corp.	1,935	89,803
Southwestern Energy Co.*	4,255	176,285
Spectra Energy Corp.	7,980	146,513
Sunoco, Inc.	1,450	35,801
Tesoro Corp.	1,710	22,384
Valero Energy Corp.	6,880	123,840
Williams Cos., Inc.(The)	7,175	119,751
XTO Energy, Inc.	7,175	288,650

Total Oil, Gas & Consumable Fuels		11,023,815

Paper & Forest Products 0.2%
International Paper Co.	5,355	100,727

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

MeadWestvaco Corp.	2,120	$41,319
Weyerhaeuser Co.	2,615	91,630

Total Paper & Forest Products		233,676

Personal Products 0.2%
Avon Products, Inc.	5,285	171,128
Estee Lauder Cos., Inc — Class A	1,440	52,474

Total Personal Products		223,602

Pharmaceuticals 6.0%
Abbott Laboratories	19,124	860,389
Allergan, Inc.	3,810	203,568
Bristol-Myers Squibb Co.	24,514	532,934
Eli Lilly & Co.	12,509	436,439
Forest Laboratories, Inc.*	3,730	96,346
Johnson & Johnson, Inc.	34,103	2,076,532
King Pharmaceuticals, Inc.*	3,075	27,890
Merck & Co., Inc.	26,098	783,201
Mylan, Inc.*	3,780	49,858
Pfizer, Inc.	83,505	1,330,235
Schering-Plough Corp.	20,154	534,283
Watson Pharmaceuticals, Inc.*	1,310	45,496
Wyeth	16,499	768,028

Total Pharmaceuticals		7,745,199

Real Estate Investment Trusts (REITS) 0.8%
Apartment Investment & Management Co. — Class A	1,450	13,601
AvalonBay Communities, Inc.	995	57,909
Boston Properties, Inc.	1,720	90,988
Equity Residential	3,390	81,360
HCP, Inc.	3,370	86,811
Health Care REIT, Inc.	1,375	55,083
Host Hotels & Resorts, Inc.	7,445	67,601
Kimco Realty Corp.	4,010	39,458
Plum Creek Timber Co., Inc.	2,015	63,029
ProLogis	5,480	48,169
Public Storage, Inc.	1,555	112,846
Simon Property Group, Inc.	3,435	191,398
Ventas, Inc.	1,935	68,306
Vornado Realty Trust	1,965	100,254

Total Real Estate Investment Trusts (REITs)		1,076,813

Real Estate Management & Development 0.0%(a)
CB Richard Ellis Group, Inc. — Class A*	2,930	31,937

Total Real Estate Management & Development		31,937

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	3,445	270,742
CSX Corp.	4,850	194,582
Norfolk Southern Corp.	4,540	196,355
Ryder System, Inc.	685	24,064
Union Pacific Corp.	6,240	358,925

Total Road & Rail		1,044,668

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	6,940	25,400
Altera Corp.	3,635	67,938
Analog Devices, Inc.	3,605	98,669
Applied Materials, Inc.	16,499	227,686
Broadcom Corp. — Class A*	5,285	149,196
Intel Corp.	69,116	1,330,483
KLA-Tencor Corp.	2,100	66,948
Linear Technology Corp.	2,750	73,893
LSI Corp.*	8,035	41,621
MEMC Electronic Materials, Inc.*	2,770	48,807
Microchip Technology, Inc.	2,260	60,862
Micron Technology, Inc.*	10,479	66,961
National Semiconductor Corp.	2,415	36,370

		Market
	Shares	Value

Novellus Systems, Inc.*	1,210	$23,680
NVIDIA Corp.*	6,755	87,342
Teradyne, Inc.*	2,145	16,903
Texas Instruments, Inc.	15,764	379,124
Xilinx, Inc.	3,405	73,854

Total Semiconductors & Semiconductor Equipment		2,875,737

Software 3.4%
Adobe Systems, Inc.*	6,480	210,082
Autodesk, Inc.*	2,825	61,613
BMC Software, Inc.*	2,290	77,929
CA, Inc.	4,875	103,058
Citrix Systems, Inc.*	2,245	79,922
Compuware Corp.*	2,995	21,953
Electronic Arts, Inc.*	4,000	85,880
Intuit, Inc.*	4,000	118,800
McAfee, Inc.*	1,930	86,039
Microsoft Corp.	94,719	2,227,791
Novell, Inc.*	4,275	19,580
Oracle Corp.	46,872	1,037,277
Red Hat, Inc.*	2,340	53,422
Salesforce.com, Inc.*	1,315	56,992
Symantec Corp.*	10,124	151,151

Total Software		4,391,489

Specialty Retail 1.6%
Abercrombie & Fitch Co. — Class A	1,090	31,163
AutoNation, Inc.*	1,335	27,608
AutoZone, Inc.*	450	69,107
Bed Bath & Beyond, Inc.*	3,215	111,721
Best Buy Co., Inc.	4,230	158,075
GameStop Corp. — Class A*	2,030	44,437
Gap, Inc.(The)	5,685	92,779
Home Depot, Inc.	20,994	544,584
Limited Brands, Inc.	3,340	43,220
Lowe’s Cos., Inc.	18,274	410,434
O’Reilly Automotive, Inc.*	1,680	68,309
Office Depot, Inc.*	3,395	15,447
RadioShack Corp.	1,545	23,963
Sherwin-Williams Co.(The)	1,220	70,455
Staples, Inc.	8,854	186,111
Tiffany & Co.	1,535	45,789
TJX Cos., Inc.	5,115	185,316

Total Specialty Retail		2,128,518

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	3,930	116,288
NIKE, Inc. — Class B	4,800	271,872
Polo Ralph Lauren Corp.	695	43,820
V.F. Corp.	1,100	71,159

Total Textiles, Apparel & Luxury Goods		503,139

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	6,450	90,687
People’s United Financial, Inc.	4,315	70,119

Total Thrifts & Mortgage Finance		160,806

Tobacco 1.4%
Altria Group, Inc.	25,593	448,645
Lorillard, Inc.	2,080	153,338
Philip Morris International, Inc.	24,274	1,131,168

Reynolds American, Inc.	2,090	90,936

Total Tobacco		1,824,087

Trading Companies & Distributors 0.1%
Fastenal Co.	1,605	57,090
W.W. Grainger, Inc.	775	69,680

Total Trading Companies & Distributors		126,770

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES 0.3%

American Tower Corp. — Class A*	4,925	$167,893
MetroPCS Communications, Inc.*	3,130	37,091
Sprint Nextel Corp.*	35,538	142,152

Total Wireless Telecommunication Services		347,136

Total Common Stocks
(Cost $97,326,639)		107,173,876

Total Investments 82.6%(b)
(Cost $97,326,639)		107,173,876

Other Assets in Excess of Liabilities — 17.4%		22,534,947

Net Assets — 100.0%		$129,708,823

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED
September 2009 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $48,965,850)	996	$2,551,579

Units
EQUITY INDEX SWAP AGREEMENTS PURCHASED
Credit Suisse First Boston September 2009 S&P 500 Index Swap, Terminating 09/25/09 (Notional Market Value $94,600,278)**(c)	95,800	$600,278
Goldman Sachs International August 2009 S&P 500 Index Swap, Terminating 08/10/09 (Notional Market Value $8,464,461)**(c)	8,572	9,936,760

(Total Notional Market Value $103,064,739)		$10,537,038

*	Non-Income Producing Security.

**	Price return based on S&P 500 Index + / – financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(c)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 79.2%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $87,323,582 on 08/03/09 collateralized by $84,330,000 FHLMC at 4.375% due 07/17/15 with a value of $89,073,563	$87,323,000	$87,323,000

Total Repurchase Agreements
(Cost $87,323,000)		87,323,000

Total Investments 79.2%(a)
(Cost $87,323,000)		87,323,000

Other Assets in Excess of Liabilities — 20.8%		22,975,011

Net Assets — 100.0%		$110,298,011

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT

September 2009 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $39,035,025)	794	$(2,224,623)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 S&P 500 Index Swap, Terminating 09/25/09 (Notional Market Value $138,621,603)*(b)	140,379	$(1,021,603)

Goldman Sachs International August 2009 S&P 500 Index Swap, Terminating 08/10/09 (Notional Market Value $42,776,498)*(b)	43,319	(25,480,821)

(Total Notional Market Value $181,398,101)		$(26,502,424)

*	Price return based on S&P 500 Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FHLMC-	Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 82.8%
Aerospace & Defense 0.5%
Alliant Techsystems, Inc.*	450	$35,424
BE Aerospace, Inc.*	1,380	22,301

Total Aerospace & Defense		57,725

Airlines 0.3%
Airtran Holdings, Inc.*	1,640	11,873
Alaska Air Group, Inc.*	500	11,530
JetBlue Airways Corp.*	2,780	14,206

Total Airlines		37,609

Auto Components 0.6%
BorgWarner, Inc.	1,590	52,772
Gentex Corp.	1,880	28,144

Total Auto Components		80,916

Automobiles 0.1%
Thor Industries, Inc.	490	11,716

Total Automobiles		11,716

Beverages 0.4%
Hansen Natural Corp.*	990	30,700
PepsiAmericas, Inc.	770	20,621

Total Beverages		51,321

Biotechnology 1.1%
OSI Pharmaceuticals, Inc.*	790	26,694
United Therapeutics Corp.*	320	29,638
Vertex Pharmaceuticals, Inc.*	2,370	85,344

Total Biotechnology		141,676

Building Products 0.2%
Lennox International, Inc.	640	22,304

Total Building Products		22,304

Capital Markets 1.8%
Affiliated Managers Group, Inc.*	560	36,971
Apollo Investment Corp.	1,950	13,884
Eaton Vance Corp.	1,600	45,792
Jefferies Group, Inc.*	1,730	39,548
Raymond James Financial, Inc.	1,350	27,702
SEI Investments Co.	1,830	34,587
Waddell & Reed Financial, Inc. — Class A	1,180	33,477

Total Capital Markets		231,961

Chemicals 3.3%
Airgas, Inc.	1,120	49,930
Albemarle Corp.	1,250	37,137
Ashland, Inc.	910	30,157
Cabot Corp.	890	16,287
Cytec Industries, Inc.	650	16,315
FMC Corp.	990	48,154
Lubrizol Corp.	920	53,296
Minerals Technologies, Inc.	260	11,302
Olin Corp.	1,070	14,755
RPM International, Inc.	1,760	28,090
Scotts Miracle-Gro Co.(The)-Class A	600	23,430
Sensient Technologies Corp.	670	16,877
Terra Industries, Inc.	1,360	39,658
Valspar Corp.	1,370	34,688

Total Chemicals		420,076

Commercial Banks 2.7%
Associated Banc-Corp.	1,750	18,970
Bancorpsouth, Inc.	990	22,275
Bank of Hawaii Corp.	650	24,940
Cathay General Bancorp	680	6,202
City National Corp.	590	23,270

		Market
	Shares	Value

Commerce Bancshares Inc/Kansas City MO	910	$33,361
Cullen/Frost Bankers, Inc.	810	38,904
FirstMerit Corp.	1,120	20,922
Fulton Financial Corp.	2,400	16,224
International Bancshares Corp.	690	9,094
PacWest Bancorp	340	5,467
SVB Financial Group*	450	15,862
Synovus Financial Corp.	3,840	13,478
TCF Financial Corp.	1,540	21,776
Trustmark Corp.	670	13,333
Valley National Bancorp	1,940	24,677
Webster Financial Corp.	880	9,953
Westamerica Bancorp	400	20,904
Wilmington Trust Corp.	950	10,915

Total Commercial Banks		350,527

Commercial Services & Supplies 2.6%
Brink’s Co.(The)	550	14,932
Clean Harbors, Inc.*	300	15,651
Copart, Inc.*	870	30,720
Corporate Executive Board Co.(The)	470	8,827
Corrections Corp. of America*	1,580	27,271
Deluxe Corp.	700	10,955
FTI Consulting, Inc.*	700	38,101
Herman Miller, Inc.	740	12,291
HNI Corp.	610	13,591
Kelly Services, Inc. — Class A	380	4,469
Korn/Ferry International*	610	8,485
Manpower, Inc.	1,070	51,306
Mine Safety Appliances Co.	410	11,517
MPS Group, Inc.*	1,270	10,986
Navigant Consulting, Inc.*	660	7,854
Rollins, Inc.	560	10,265
Waste Connections, Inc.*	1,100	31,031
Watson Wyatt Worldwide, Inc.-Class A	580	21,657

Total Commercial Services & Supplies		329,909

Communications Equipment 1.5%
3Com Corp.*	5,300	19,981
ADC Telecommunications, Inc.*	1,320	9,610
Adtran, Inc.	750	18,120
Avocent Corp.*	610	9,461
CommScope, Inc.*	1,120	28,672
F5 Networks, Inc.*	1,070	39,718
Palm, Inc.*	1,890	29,730
Plantronics, Inc.	670	15,859
Polycom, Inc.*	1,150	27,312

Total Communications Equipment		198,463

Computers & Peripherals 0.4%
Diebold, Inc.	910	25,225
Imation Corp.	410	3,723
NCR Corp.*	2,170	28,080

Total Computers & Peripherals		57,028

Construction & Engineering 1.6%
Aecom Technology Corp.*	1,250	40,500
Dycom Industries, Inc.*	530	6,747
Granite Construction, Inc.	460	15,585
KBR, Inc.	2,200	46,618
Shaw Group, Inc.(The)*	1,140	33,561
URS Corp.*	1,140	57,684

Total Construction & Engineering		200,695

Construction Materials 0.4%
Martin Marietta Materials, Inc.	610	52,503

Total Construction Materials		52,503

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Consumer Finance 0.2%
AmeriCredit Corp.*	1,820	$28,556

Total Consumer Finance		28,556

Containers & Packaging 1.1%
AptarGroup, Inc.	930	32,476
Greif, Inc.-Class A	470	24,125
Packaging Corp. of America	1,400	27,538
Sonoco Products Co.	1,370	36,277
Temple-Inland, Inc.	1,460	22,864

Total Containers & Packaging		143,280

Distributors 0.3%
LKQ Corp.*	1,920	34,445

Total Distributors		34,445

Diversified Consumer Services 1.5%
Brink’s Home Security Holdings, Inc.*	560	16,699
Career Education Corp.*	1,010	23,149
Corinthian Colleges, Inc.*	1,190	18,374
ITT Educational Services, Inc.*	420	40,887
Matthews International Corp. — Class A	420	13,129
Regis Corp.	760	10,382
Service Corp. International	3,430	21,678
Sotheby’s	920	13,864
Strayer Education, Inc.	190	40,352

Total Diversified Consumer Services		198,514

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc.*	2,940	9,202

Total Diversified Telecommunication Services		9,202

Electric Utilities 1.5%
Cleco Corp.	830	19,663
DPL, Inc.	1,590	38,080
Great Plains Energy, Inc.	1,850	29,470
Hawaiian Electric Industries, Inc.	1,250	22,338
IDACORP, Inc.	650	18,018
NV Energy, Inc.	3,210	36,915
Westar Energy, Inc.	1,490	29,308

Total Electric Utilities		193,792

Electrical Equipment 1.3%
AMETEK, Inc.	1,470	47,569
Hubbell, Inc. — Class B	770	28,736
Roper Industries, Inc.	1,240	59,297
Thomas & Betts Corp.*	720	19,181
Woodward Governor Co.	750	14,730

Total Electrical Equipment		169,513

Electronic Equipment & Instruments 2.0%
Arrow Electronics, Inc.*	1,640	42,263
Avnet, Inc.*	2,070	50,508
Ingram Micro, Inc. — Class A*	2,220	37,340
Itron, Inc.*	550	28,694
National Instruments Corp.	770	19,419
Tech Data Corp.*	690	24,102
Trimble Navigation, Ltd.*	1,640	38,884
Vishay Intertechnology, Inc.*	2,550	18,131

Total Electronic Equipment & Instruments		259,341

Energy Equipment & Services 2.1%
Exterran Holdings, Inc.*	850	14,782
Helix Energy Solutions Group, Inc.*	1,350	14,162
Helmerich & Payne, Inc.	1,440	49,478
Oceaneering International, Inc.*	750	38,190
Patterson-UTI Energy, Inc.	2,100	29,001
Pride International, Inc.*	2,380	59,667
Superior Energy Services, Inc.*	1,070	17,751
Tidewater, Inc.	710	31,950

		Market
	Shares	Value

Unit Corp.*	650	$20,598

Total Energy Equipment & Services		275,579

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc.*	760	25,346
Ruddick Corp.	540	12,690

Total Food & Staples Retailing		38,036

Food Products 1.1%
Corn Products International, Inc.	1,020	28,560
Flowers Foods, Inc.	1,070	25,284
Lancaster Colony Corp.	270	12,296
Ralcorp Holdings, Inc.*	770	48,903
Smithfield Foods, Inc.*	1,630	22,086
Tootsie Roll Industries, Inc.	360	8,694

Total Food Products		145,823

Gas Utilities 1.8%
AGL Resources, Inc.	1,060	35,637
Energen Corp.	980	40,494
National Fuel Gas Co.	1,090	44,232
Oneok, Inc.	1,440	47,664
UGI Corp.	1,480	39,131
WGL Holdings, Inc.	690	22,853

Total Gas Utilities		230,011

Health Care Equipment & Supplies 3.1%
Beckman Coulter, Inc.	860	54,172
Edwards Lifesciences Corp.*	770	50,366
Gen-Probe, Inc.*	710	26,355
Hill-Rom Holdings, Inc.	860	14,740
Hologic, Inc.*	3,510	51,562
Idexx Laboratories, Inc.*	810	40,354
Immucor, Inc.*	960	15,994
Kinetic Concepts, Inc.*	760	24,031
Masimo Corp.*	660	16,137
ResMed, Inc.*	1,030	42,230
STERIS Corp.	800	22,464
Teleflex, Inc.	540	25,898
Thoratec Corp.*	770	19,358

Total Health Care Equipment & Supplies		403,661

Health Care Providers & Services 2.7%
Community Health Systems, Inc.*	1,270	35,966
Health Management Associates, Inc. — Class A*	3,370	20,321
Health Net, Inc.*	1,420	19,213
Henry Schein, Inc.*	1,230	63,198
Kindred Healthcare, Inc.*	410	5,756
LifePoint Hospitals, Inc.*	740	20,468
Lincare Holdings, Inc.*	940	24,609
Omnicare, Inc.	1,430	34,134
Owens & Minor, Inc.	570	25,251
Psychiatric Solutions, Inc.*	770	20,805
Universal Health Services, Inc. — Class B	670	37,259
VCA Antech, Inc.*	1,160	29,673
WellCare Health Plans, Inc.*	580	12,911

Total Health Care Providers & Services		349,564

Health Care Technology 0.5%
Cerner Corp.*	930	60,524

Total Health Care Technology		60,524

Hotels, Restaurants & Leisure 1.6%
Bob Evans Farms, Inc.	420	12,188
Boyd Gaming Corp.*	770	7,076
Brinker International, Inc.	1,400	23,296
Cheesecake Factory, Inc.(The)*	820	15,883
Chipotle Mexican Grill, Inc. — Class A*	440	41,285
International Speedway Corp. — Class A	380	9,717

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Life Time Fitness, Inc.*	480	$12,216
Panera Bread Co. — Class A*	430	23,633
Scientific Games Corp. — Class A*	890	16,038
Wendy’s/Arby’s Group, Inc.-Class A	5,720	26,198
WMS Industries, Inc.*	670	24,227

Total Hotels, Restaurants & Leisure		211,757

Household Durables 1.5%
American Greetings Corp. — Class A	540	8,516
Blyth, Inc.	80	3,394
MDC Holdings, Inc.	510	17,972
Mohawk Industries, Inc.*	770	39,717
NVR, Inc.*	80	48,092
Ryland Group, Inc.	590	11,782
Toll Brothers, Inc.*	1,810	35,404
Tupperware Brands Corp.	860	29,300

Total Household Durables		194,177

Household Products 0.9%
Church & Dwight Co., Inc.	960	56,621
Energizer Holdings, Inc.*	950	60,857

Total Household Products		117,478

Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	530	13,785

Total Independent Power Producers & Energy Traders		13,785

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	840	26,317

Total Industrial Conglomerates		26,317

Insurance 3.9%
American Financial Group, Inc.	1,030	25,122
Arthur J. Gallagher & Co.	1,370	31,373
Brown & Brown, Inc.	1,590	30,496
Everest Re Group, Ltd.	840	67,385
Fidelity National Financial, Inc. — Class A	3,210	46,064
First American Corp.	1,280	37,824
Hanover Insurance Group, Inc.(The)	700	27,517
HCC Insurance Holdings, Inc.	1,540	38,654
Horace Mann Educators Corp.	540	6,129
Mercury General Corp.	490	17,184
Old Republic International Corp.	3,290	34,019
Protective Life Corp.	1,170	17,492
Reinsurance Group of America, Inc.	1,000	41,500
StanCorp Financial Group, Inc.	670	23,061
Unitrin, Inc.	670	8,837
W.R. Berkley Corp.	1,880	43,672

Total Insurance		496,329

Internet & Catalog Retail 0.8%
NetFlix, Inc.*	560	24,606
Priceline.com, Inc.*	570	73,884

Total Internet & Catalog Retail		98,490

Internet Software & Services 0.6%
Digital River, Inc.*	520	18,382
Equinix, Inc.*	520	42,500
ValueClick, Inc.*	1,190	13,685

Total Internet Software & Services		74,567

IT Services 3.0%
Acxiom Corp.	940	9,071
Alliance Data Systems Corp.*	790	40,290
Broadridge Financial Solutions, Inc.	1,920	33,159
DST Systems, Inc.*	560	24,825
Gartner, Inc.*	810	13,851
Global Payments, Inc.	1,100	46,530
Hewitt Associates, Inc.-Class A*	1,140	34,120

		Market
	Shares	Value

Lender Processing Services, Inc.	1,150	$39,307
Mantech International Corp. — Class A*	290	15,457
Metavante Technologies, Inc.*	1,230	37,884
NeuStar, Inc. — Class A*	990	22,453
SAIC, Inc.*	2,790	50,471
SRA International, Inc. — Class A*	580	11,426

Total IT Services		378,844

Leisure Equipment & Products 0.0%(a)
Callaway Golf Co.	880	5,606

Total Leisure Equipment & Products		5,606

Life Sciences Tools & Services 1.8%
Affymetrix, Inc.*	970	8,575
Bio-Rad Laboratories, Inc. — Class A*	260	20,134
Charles River Laboratories International, Inc.*	900	29,763
Covance, Inc.*	870	47,981
Mettler Toledo International, Inc.*	460	38,668
Pharmaceutical Product Development, Inc.	1,610	33,440
Techne Corp.	510	32,548
Varian, Inc.*	390	19,796

Total Life Sciences Tools & Services		230,905

Machinery 4.1%
AGCO Corp.*	1,260	39,640
Bucyrus International, Inc. — Class A	1,030	30,364
Crane Co.	650	13,793
Donaldson Co., Inc.	1,060	40,290
Federal Signal Corp.	670	5,936
Graco, Inc.	820	20,287
Harsco Corp.	1,100	30,261
IDEX Corp.	1,100	30,008
Joy Global, Inc.	1,400	52,052
Kennametal, Inc.	1,100	23,452
Lincoln Electric Holdings, Inc.	580	24,580
Nordson Corp.	460	20,654
Oshkosh Corp.	1,020	27,999
Pentair, Inc.	1,340	36,609
SPX Corp.	670	35,389
Terex Corp.*	1,470	22,315
Timken Co.	1,170	23,845
Trinity Industries, Inc.	1,080	15,077
Valmont Industries, Inc.	240	17,237
Wabtec Corp.	650	21,872

Total Machinery		531,660

Marine 0.1%
Alexander & Baldwin, Inc.	560	16,363

Total Marine		16,363

Media 0.9%
DreamWorks Animation SKG, Inc. — Class A*	1,020	32,140
Harte-Hanks, Inc.	520	5,626
John Wiley & Sons, Inc.- Class A	580	18,496
Lamar Advertising Co. — Class A*	1,040	21,882
Marvel Entertainment, Inc.*	670	26,505
Scholastic Corp.	350	7,893

Total Media		112,542

Metals & Mining 1.3%
Carpenter Technology Corp.	600	11,214
Cliffs Natural Resources, Inc.	1,790	49,028
Commercial Metals Co.	1,540	25,472
Reliance Steel & Aluminum Co.	870	29,328
Steel Dynamics, Inc.	2,560	41,881
Worthington Industries, Inc.	820	10,840

Total Metals & Mining		167,763

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Multi-Utilities 1.7%
Alliant Energy Corp.	1,510	$39,502
MDU Resources Group, Inc.	2,520	50,727
NSTAR	1,460	46,866
OGE Energy Corp.	1,310	39,431
PNM Resources, Inc.	1,190	14,518
Vectren Corp.	1,110	27,262

Total Multi-Utilities		218,306

Multiline Retail 0.6%
99 Cents Only Stores*	640	9,376
Dollar Tree, Inc.*	1,230	56,727
Saks, Inc.*	1,980	10,138

Total Multiline Retail		76,241

Office Electronics 0.2%
Zebra Technologies Corp. — Class A*	810	19,796

Total Office Electronics		19,796

Oil, Gas & Consumable Fuels 3.1%
Arch Coal, Inc.	2,210	38,476
Bill Barrett Corp.*	510	16,111
Cimarex Energy Co.	1,140	40,789
Comstock Resources, Inc.*	640	24,640
Encore Acquisition Co.*	720	25,632
Forest Oil Corp.*	1,520	25,612
Frontier Oil Corp.	1,430	19,877
Mariner Energy, Inc.*	1,370	16,426
Newfield Exploration Co.*	1,810	71,187
Overseas Shipholding Group, Inc.	330	11,336
Patriot Coal Corp.*	1,010	8,454
Plains Exploration & Production Co.*	1,670	47,845
Quicksilver Resources, Inc.*	1,550	17,763
Southern Union Co.	1,700	32,946

Total Oil, Gas & Consumable Fuels		397,094

Paper & Forest Products 0.0%(a)
Louisiana-Pacific Corp.*	1,250	5,275

Total Paper & Forest Products		5,275

Personal Products 0.4%
Alberto-Culver Co.	1,170	29,975
NBTY, Inc.*	750	27,150

Total Personal Products		57,125

Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc.*	1,600	33,616
Medicis Pharmaceutical Corp. — Class A	780	13,354
Perrigo Co.	1,060	28,768
Sepracor, Inc.*	1,500	26,025
Valeant Pharmaceuticals International*	1,120	28,896

Total Pharmaceuticals		130,659

Real Estate Investment Trusts (REITs) 5.0%
Alexandria Real Estate Equities, Inc.	540	20,579
AMB Property Corp.	2,000	39,620
BRE Properties, Inc.	700	16,611
Camden Property Trust	880	25,969
Corporate Office Properties Trust	790	26,789
Cousins Properties, Inc.	610	5,258
Duke Realty Corp.	3,060	29,039
Equity One, Inc.	510	7,676
Essex Property Trust, Inc.	380	24,704
Federal Realty Investment Trust	810	46,210
Highwoods Properties, Inc.	970	24,842
Hospitality Properties Trust	1,530	24,159
Liberty Property Trust	1,440	39,989
Macerich Co.(The)	1,080	21,244
Mack-Cali Realty Corp.	1,070	29,864
Nationwide Health Properties, Inc.	1,400	40,628

		Market
	Shares	Value

Omega Healthcare Investors, Inc.	1,130	$18,882
Potlatch Corp.	540	15,968
Rayonier, Inc.	1,080	42,109
Realty Income Corp.	1,430	33,719
Regency Centers Corp.	1,090	34,967
SL Green Realty Corp.	1,050	27,069
UDR, Inc.	2,060	21,527
Weingarten Realty Investors	1,460	22,528

Total Real Estate Investment Trusts (REITs)		639,950

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	560	21,258

Total Real Estate Management & Development		21,258

Road & Rail 0.9%
Con-way, Inc.	630	28,696
J.B. Hunt Transport Services, Inc.	1,120	31,304
Kansas City Southern*	1,250	25,388
Landstar System, Inc.	700	25,676
Werner Enterprises, Inc.	590	10,655

Total Road & Rail		121,719

Semiconductors & Semiconductor Equipment 1.9%
Atmel Corp.*	6,170	25,729
Cree, Inc.*	1,220	39,113
Fairchild Semiconductor International, Inc.*	1,690	14,923
Integrated Device Technology, Inc.*	2,260	15,300
International Rectifier Corp.*	980	16,229
Intersil Corp. — Class A	1,670	23,998
Lam Research Corp.*	1,730	52,004
Rf Micro Devices, Inc.*	3,640	18,928
Semtech Corp.*	840	15,456
Silicon Laboratories, Inc.*	610	26,126

Total Semiconductors & Semiconductor Equipment		247,806

Software 2.5%
Aci Worldwide, Inc.*	480	7,234
Advent Software, Inc.*	210	7,654
Ansys, Inc.*	1,200	37,512
Cadence Design Systems, Inc.*	3,610	21,299
Factset Research Systems, Inc.	570	32,319
Fair Isaac Corp.	670	12,857
Jack Henry & Associates, Inc.	1,150	24,690
Mentor Graphics Corp.*	1,290	8,953
MICROS Systems, Inc.*	1,100	30,129
Parametric Technology Corp.*	1,590	20,527
Quest Software, Inc.*	840	12,382
Rovi Corp.*	1,120	29,299
Sybase, Inc.*	1,140	40,812
Synopsys, Inc.*	1,970	39,361

Total Software		325,028

Specialty Retail 4.3%
Aaron’s, Inc.	730	20,053
Advance Auto Parts, Inc.	1,300	60,099
Aeropostale, Inc.*	920	33,488
American Eagle Outfitters, Inc.	2,820	40,580
AnnTaylor Stores Corp.*	800	9,656
Barnes & Noble, Inc.	500	11,515
CarMax, Inc.*	3,020	48,712
Chico’s FAS, Inc.*	2,430	27,872
Coldwater Creek, Inc.*	650	4,771
Collective Brands, Inc.*	880	14,010
Dick’s Sporting Goods, Inc.*	1,170	23,224
Foot Locker, Inc.	2,120	23,490
Guess?, Inc.	810	23,547
J. Crew Group, Inc.*	710	19,994
PetSmart, Inc.	1,720	38,476
Rent-A-Center, Inc.*	900	18,684

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Market
	Shares	Value

Ross Stores, Inc.	1,730	$76,276
Urban Outfitters, Inc.*	1,560	37,502
Williams-Sonoma, Inc.	1,190	16,731

Total Specialty Retail		548,680

Textiles, Apparel & Luxury Goods 0.9%
Fossil, Inc.*	610	16,067
Hanesbrands, Inc.*	1,300	25,870
Phillips-Van Heusen Corp.	700	24,766
Timberland Co. — Class A*	620	8,457
Under Armour, Inc. — Class A*	500	12,145
Warnaco Group, Inc.*	630	22,888

Total Textiles, Apparel & Luxury Goods		110,193

Thrifts & Mortgage Finance 1.0%
Astoria Financial Corp.	1,120	10,875
First Niagara Financial Group, Inc.	2,050	26,957
New York Community Bancorp, Inc.	4,720	51,637
NewAlliance Bancshares, Inc.	1,460	17,885
Washington Federal, Inc.	1,200	16,716

Total Thrifts & Mortgage Finance		124,070

Tobacco 0.1%
Universal Corp.	340	12,944

Total Tobacco		12,944

Trading Companies & Distributors 0.4%
GATX Corp.	650	16,393
MSC Industrial Direct Co. — Class A	610	23,937
United Rentals, Inc.*	820	6,125

Total Trading Companies & Distributors		46,455

Water Utilities 0.3%
Aqua America, Inc.	1,860	33,592

Total Water Utilities		33,592

Wireless Telecommunication Services 0.4%
Syniverse Holdings, Inc.*	710	12,447
Telephone & Data Systems, Inc.	1,380	35,521

Total Wireless Telecommunication Services		47,968

Total Common Stocks
(Cost $8,167,571)		10,645,012

Total Investments 82.8%(b)
(Cost $8,167,571)		10,645,012

Other Assets in Excess of Liabilities — 17.2%		2,207,545

Net Assets — 100.0%		$12,852,557

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED

September 2009 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $4,878,900)	78	$279,985

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suise First Boston September 2009 S&P MidCap 400 Index Swap,Terminating 09/25/09 (Notional Market Value $5,009,597)**(c)	7,976	$407,935

Goldman Sachs International August 2009 S&P MidCap 400 Index Swap,Terminating 08/10/09 (Notional Market Value $5,189,483)**(c)	8,263	598,985

(Total Notional Market Value $10,199,080)		$1,006,920

*	Non-Income Producing Security.

**	Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(c)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

RYDEX INVERSE 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 79.7%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $5,185,035 on 08/03/09 collateralized by $5,200,000 FNMA at 5.130% due 12/18/17 with a value of $5,291,000	$5,185,000	$5,185,000

Total Repurchase Agreements (Cost $5,185,000)		5,185,000

Total Investments 79.7%(a) (Cost $5,185,000)		5,185,000

Other Assets in Excess of Liabilities – 20.3%		1,318,028

Net Assets — 100.0%		$6,503,028

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT

September 2009 S&P MidCap 400 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $750,600)	12	$(76,126)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 S&P MidCap 400 Index Swap,Terminating 09/25/09 (Notional Market Value $10,529,384)*(b)	16,765	$(454,837)
Goldman Sachs International August 2009 S&P MidCap 400 Index Swap,Terminating 08/10/09 (Notional Market Value $1,714,306)*(b)	2,730	(1,135,802)

Total Notional Market Value ($12,243,690)		$(1,590,639)

*	Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FNMA — Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 81.7%

Aerospace & Defense 1.4%
AAR Corp.*	830	$15,878
Aerovironment, Inc.*	280	7,963
American Science & Engineering, Inc.	200	13,950
Applied Signal Technology, Inc.	280	7,000
Argon ST, Inc.*	290	5,542
Ascent Solar Technologies, Inc.*	330	2,505
Astronics Corp.*	200	2,190
Axsys Technologies, Inc.*	210	11,271
Ceradyne, Inc.*	550	9,927
Cubic Corp.	330	12,923
Curtiss-Wright Corp.	970	32,039
DigitalGlobe, Inc.*	320	5,824
Ducommun, Inc.	220	3,802
DynCorp International, Inc.-Class A*	530	10,764
Esterline Technologies Corp.*	640	18,195
GenCorp, Inc.*	1,080	2,808
HEICO Corp.	490	18,096
Herley Industries, Inc.*	290	3,532
Hexcel Corp.*	2,070	21,135
Ladish Co., Inc.*	340	3,740
LMI Aerospace, Inc.*	180	1,638
Moog, Inc.-Class A*	910	24,534
Orbital Sciences Corp.*	1,210	16,383
Stanley, Inc.*	250	7,685
Taser International, Inc.*	1,330	6,969
Teledyne Technologies, Inc.*	770	25,202
Todd Shipyards Corp.	120	2,004
Triumph Group, Inc.	360	14,378

Total Aerospace & Defense		307,877

Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	1,190	3,963
Atlas Air Worldwide Holdings, Inc.*	370	9,235
Dynamex, Inc.*	210	3,270
Forward Air Corp.	620	14,340
HUB Group, Inc. — Class A*	800	17,192
Pacer International, Inc.	750	1,860

Total Air Freight & Logistics		49,860

Airlines 0.6%
Airtran Holdings, Inc.*	2,570	18,607
Alaska Air Group, Inc.*	780	17,987
Allegiant Travel Co.*	330	14,292
Hawaiian Holdings, Inc.*	1,110	7,093
JetBlue Airways Corp.*	4,930	25,192
Republic Airways Holdings, Inc.*	740	3,789
SkyWest, Inc.	1,190	15,089
UAL Corp.*	3,080	12,689
US Airways Group, Inc.*	2,820	8,263

Total Airlines		123,001

Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc.	920	2,024
Amerigon, Inc.*	460	3,869
ArvinMeritor, Inc.	1,580	11,439
China Automotive Systems, Inc.*	90	638
Cooper Tire & Rubber Co.	1,260	18,597
Dana Holding Corp.*	2,140	7,511
Dorman Products, Inc.*	240	3,929
Drew Industries, Inc.*	390	7,484
Exide Technologies*	1,080	5,260
Fuel Systems Solutions, Inc.*	290	7,273
Hawk Corp. — Class A*	120	1,710

		Market
	Shares	Value

Modine Manufacturing Co.	700	$5,355
Raser Technologies, Inc.*	1,150	2,576
Spartan Motors, Inc.	700	4,900
Standard Motor Products, Inc.	340	3,798
Stoneridge, Inc.*	320	1,421
Superior Industries International, Inc.	500	7,890
Tenneco, Inc.*	1,010	16,332
Wonder Auto Technolgy, Inc.*	310	3,481

Total Auto Components		115,487

Automobiles 0.0%(a)
Winnebago Industries, Inc.	620	6,522

Total Automobiles		6,522

Beverages 0.1%
Boston Beer Co., Inc. — Class A*	190	5,926
Coca-Cola Bottling Co. Consolidated	90	5,087
Heckmann Corp.*	1,710	6,156
National Beverage Corp.*	230	2,454

Total Beverages		19,623

Biotechnology 3.5%
Acorda Therapeutics, Inc.*	810	20,461
Affymax, Inc.*	300	5,733
Alkermes, Inc.*	2,020	20,846
Allos Therapeutics, Inc.*	1,340	10,814
Alnylam Pharmaceuticals, Inc.*	770	17,918
Amicus Therapeutics, Inc.*	320	3,645
Arena Pharmaceuticals, Inc.*	1,974	10,067
Ariad Pharmaceuticals, Inc.*	1,860	3,590
ArQule, Inc.*	890	5,447
Array BioPharma, Inc.*	1,030	3,914
AVI BioPharma, Inc.*	1,650	3,795
BioCryst Pharmaceuticals, Inc.*	460	4,232
Cardium Therapeutics, Inc.*	830	1,702
Celera Corp.*	1,750	10,500
Cell Therapeutics, Inc.*	11,442	16,934
Celldex Therapeutics Inc*	220	1,672
Cepheid, Inc.*	1,240	13,107
Chelsea Therapeutics International, Ltd.*	559	2,767
Clinical Data, Inc.*	250	3,703
Cubist Pharmaceuticals, Inc.*	1,230	24,440
Curis, Inc.*	1,360	1,904
Cytokinetics, Inc.*	940	2,782
Cytori Therapeutics, Inc.*	580	1,914
Dyax Corp.*	1,426	5,405
Emergent Biosolutions, Inc.*	350	5,026
Enzon Pharmaceuticals, Inc.*	970	7,886
Facet Biotech Corp.*	530	4,675
Genomic Health, Inc.*	300	5,058
Geron Corp.*	1,910	15,318
GTx, Inc.*	410	4,313
Halozyme Therapeutics, Inc.*	1,448	10,223
Hemispherx Biopharma, Inc.*	2,370	4,977
Human Genome Sciences, Inc.*	2,910	41,613
Idenix Pharmaceuticals, Inc.*	590	2,242
Idera Pharmaceuticals, Inc.*	460	2,967
Immunogen, Inc.*	1,090	9,472
Immunomedics, Inc.*	1,400	5,796
Incyte Corp.*	1,530	7,956
Infinity Pharmaceuticals, Inc.*	380	3,070
Insmed, Inc.*	2,680	2,653
InterMune, Inc.*	820	12,530
Isis Pharmaceuticals, Inc.*	2,000	36,560
Lexicon Pharmaceuticals, Inc.*	1,710	2,274
Ligand Pharmaceuticals, Inc.-Class B*	2,430	6,877
MannKind Corp.*	1,130	9,051

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Martek Biosciences Corp.*	710	$16,515
Maxygen, Inc.*	540	4,315
Medarex, Inc.*	2,750	43,642
Medivation, Inc.*	610	15,097
Metabolix, Inc.*	420	3,889
Micromet, Inc.*	910	5,851
Molecular Insight Pharmaceuticals, Inc.*	360	2,228
Momenta Pharmaceuticals, Inc.*	750	8,137
Myriad Pharmaceuticals, Inc.*	510	2,484
Nabi Biopharmaceuticals*	1,100	2,827
Nanosphere, Inc.*	220	1,553
Neurocrine Biosciences, Inc.*	840	2,680
NeurogesX, Inc.*	220	1,734
Novavax, Inc.*	1,330	5,772
NPS Pharmaceuticals, Inc.*	1,020	3,968
OncoGenex Pharmaceutical, Inc.*	90	2,626
Onyx Pharmaceuticals, Inc.*	1,220	43,822
Opko Health, Inc.*	820	1,861
Orexigen Therapeutics, Inc.*	420	3,436
Osiris Therapeutics, Inc.*	360	4,381
OXiGENE, Inc.*	658	987
PDL BioPharma, Inc.	2,560	21,069
Pharmasset, Inc.*	450	6,925
Poniard Pharmaceuticals, Inc.*	490	3,533
Progenics Pharmaceuticals, Inc.*	570	3,238
Protalix BioTherapeutics, Inc.*	740	5,143
Regeneron Pharmaceuticals, Inc.*	1,350	28,944
Repligen Corp.*	660	3,544
Rigel Pharmaceuticals, Inc.*	790	6,581
Sangamo Biosciences, Inc.*	880	5,016
Savient Pharmaceuticals, Inc.*	1,300	20,267
SciClone Pharmaceuticals, Inc.*	770	2,695
Seattle Genetics, Inc.*	1,530	18,436
SIGA Technologies, Inc.*	560	4,357
Spectrum Pharmaceuticals, Inc.*	788	5,280
StemCells, Inc.*	2,210	3,735
Synta Pharmaceuticals Corp.*	350	921
Theravance, Inc.*	1,140	17,214
Vanda Pharmaceuticals, Inc.*	570	8,664
Vical, Inc.*	710	2,535
Zymogenetics, Inc.*	800	4,480

Total Biotechnology		748,211

Building Products 0.5%
AAON, Inc.	270	5,295
American Woodmark Corp.	220	5,157
Ameron International Corp.	200	14,904
Apogee Enterprises, Inc.	600	8,748
Builders FirstSource, Inc.*	350	2,051
Gibraltar Industries, Inc.	580	4,507
Griffon Corp.*	930	8,965
Insteel Industries, Inc.	380	3,872
NCI Building Systems, Inc.*	420	1,655
Quanex Building Products Corp.	810	9,631
Simpson Manufacturing Co., Inc.	820	23,288
Trex Co., Inc.*	330	5,395
Universal Forest Products, Inc.	410	18,302

Total Building Products		111,770

Capital Markets 2.0%
Allied Capital Corp.	3,830	15,282
American Capital, Ltd.	4,620	16,678
Apollo Investment Corp.	3,050	21,718
Ares Capital Corp.	2,080	18,782
BGC Partners, Inc. — Class A	990	4,524
BlackRock Kelso Capital Corp.	270	2,279
Broadpoint Gleacher Securities, Inc.*	975	6,074

		Market
	Shares	Value

Calamos Asset Management, Inc. — Class A	420	$5,779
Capital Southwest Corp.	60	4,924
Cohen & Steers, Inc.	370	6,760
Diamond Hill Investment Group, Inc.*	50	2,832
Duff & Phelps Corp.-Class A	350	6,346
E*TRADE Financial Corp.*	19,946	29,919
Epoch Holding Corp.	270	2,608
Evercore Partners, Inc. — Class A	220	4,327
FBR Capital Markets Corp.*	370	1,894
FCStone Group, Inc.*	600	3,354
GAMCO Investors, Inc. — Class A	150	6,848
GFI Group, Inc.	1,390	8,966
Gladstone Capital Corp.	450	4,509
Gladstone Invt Corp.	470	2,524
Harris & Harris Group, Inc.*	550	3,564
Hercules Technology Growth Capital, Inc.	760	7,440
International Assets Holding Corp.*	100	1,780
JMP Group, Inc.	310	2,750
Kayne Anderson Energy Development Co.	220	2,988
KBW, Inc.*	750	21,892
Knight Capital Group, Inc. — Class A*	1,990	36,954
Kohlberg Capital Corp.	390	2,321
LaBranche & Co., Inc.*	1,190	4,510
Main Street Capital Corp.	150	1,955
MCG Capital Corp.*	1,400	4,802
MF Global, Ltd.*	2,070	13,207
MVC Capital, Inc.	460	4,237
NGP Capital Resources Co.	461	2,916
Oppenheimer Holdings, Inc.	200	5,602
optionsXpress Holdings, Inc.	900	16,263
PennantPark Investment Corp.	450	3,728
Penson Worldwide, Inc.*	420	4,901
Piper Jaffray Cos., Inc.*	420	19,261
Prospect Capital Corp.	1,028	10,278
Pzena Investment Management, Inc. — Class A	170	1,229
Riskmetrics Group, Inc.*	470	8,573
Safeguard Scientifics, Inc.*	2,610	4,724
Sanders Morris Harris Group, Inc.	410	2,390
Stifel Financial Corp.*	590	29,459
SWS Group, Inc.	520	7,155
Thomas Weisel Partners Group, Inc.*	440	1,870
TICC Capital Corp.	570	2,730
TradeStation Group, Inc.*	710	5,318
Triangle Capital Corp.	160	1,754
U.S. Global Investors, Inc. — Class A	280	3,483
Virtus Investment Partners, Inc.*	120	1,902
Westwood Holdings Group, Inc.	120	4,685

Total Capital Markets		423,548

Chemicals 1.7%
A. Schulman, Inc.	500	10,655
American Vanguard Corp.	420	3,637
Arch Chemicals, Inc.	540	14,337
Balchem Corp.	390	10,823
Calgon Carbon Corp.*	1,170	14,824
China Green Agriculture, Inc.*	209	2,433
Ferro Corp.	960	4,771
GenTek, Inc.*	190	4,509
H.B. Fuller Co.	1,040	20,966
Hawkins, Inc.	190	3,564
ICO, Inc.*	590	2,437
Innophos Holdings, Inc.	370	6,949
Innospec, Inc.	510	6,089
Koppers Holdings, Inc.	440	12,280
Landec Corp.*	560	3,539

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

LSB Industries, Inc.*	370	$6,571
Minerals Technologies, Inc.	400	17,388
NewMarket Corp.	220	16,643
NL Industries, Inc.	150	1,025
Olin Corp.	1,670	23,029
OM Group, Inc.*	650	21,879
Omnova Solutions, Inc.*	940	5,273
PolyOne Corp.*	1,980	8,494
Quaker Chemical Corp.	240	4,320
Rockwood Holdings, Inc.*	1,060	18,995
Sensient Technologies Corp.	1,040	26,198
ShengdaTech, Inc.*	600	3,114
Solutia, Inc.*	2,020	18,059
Spartech Corp.	650	8,125
Stepan Co.	160	7,165
Westlake Chemical Corp.	420	10,496
WR Grace & Co.*	1,550	25,776
Zep, Inc.	460	7,397
Zoltek Cos., Inc.*	590	5,853

Total Chemicals		357,613

Commercial Banks 5.1%
1st Source Corp.	320	5,283
Alliance Financial Corp.	90	2,555
American National Bankshares, Inc.	130	2,989
Ameris Bancorp	290	1,879
Ames Natl Corp.	140	3,657
Arrow Financial Corp.	190	5,326
Auburn National Bancorporation, Inc.	50	1,228
Bancfirst Corp.	140	5,016
Banco Latinoamericano de Comercio Exterior, S.A. — Class E	590	7,593
Bancorp Rhode Island, Inc.	80	1,768
Bancorp, Inc. (The)*	240	1,726
Bank of Kentucky Financial Corp. (The)	70	1,995
Bank of Marin Bancorp	110	3,509
Bank of the Ozarks, Inc.	280	7,078
Banner Corp.	330	1,323
Bar Harbor Bankshares	60	2,118
Boston Private Financial Holdings, Inc.	1,450	6,641
Bridge Bancorp, Inc.	130	3,693
Bryn Mawr Bank Corp.	150	2,750
Camden National Corp.	160	5,371
Cape Bancorp, Inc.*	250	2,218
Capital City Bank Group, Inc.	250	3,990
Cardinal Financial Corp.	610	4,752
Cathay General Bancorp	1,060	9,667
Center Bancorp, Inc.	240	2,162
Centerstate Banks of Florida, Inc.	190	1,328
Central Pacific Financial Corp.	620	1,345
Century Bancorp, Inc. — Class A	80	1,727
Chemical Financial Corp.	460	9,996
Chicopee Bancorp, Inc.*	140	1,828
Citizens + Northn Corp.	190	3,941
Citizens Holding Co.	90	2,595
Citizens Republic Bancorp, Inc.*	2,710	1,545
City Holding Co.	340	10,955
CNB Financial Corp.	190	3,363
CoBiz Financial, Inc.	625	2,819
Colonial BancGroup, Inc.*	4,340	2,647
Columbia Banking System, Inc.	390	4,735
Community Bank System, Inc.	700	12,691
Community Trust Bancorp, Inc.	320	8,688
CVB Financial Corp.	1,811	13,655
Eagle Bancorp, Inc.*	210	1,871
East West Bancorp, Inc.	1,946	17,203

		Market
	Shares	Value

Enterprise Bancorp, Inc.	110	$1,594
Enterprise Financial Services Corp.	240	2,590
F.N.B. Corp.	2,427	18,834
Farmers Capital Bank Corp.	140	2,887
Financial Institutions, Inc.	230	3,395
First Bancorp Inc/ME	190	3,718
First BanCorp.	1,720	5,332
First Bancorp.	320	5,827
First Busey Corp.	560	3,500
First California Financial Group, Inc.*	120	680
First Commonwealth Financial Corp.	1,820	12,139
First Community Bancshares, Inc.	298	4,053
First Financial Bancorp	800	6,912
First Financial Bankshares, Inc.	450	23,701
First Financial Corp.	250	8,122
First Merchants Corp.	450	3,560
First Midwest Bancorp, Inc.	1,040	8,694
First of Long Island Corp. (The)	120	3,074
First South Bancorp, Inc.	170	2,193
FirstMerit Corp.	1,760	32,877
German American Bancorp, Inc.	240	4,318
Glacier Bancorp, Inc.	1,320	20,552
Great Southern Bancorp, Inc.	220	4,620
Guaranty Bancorp*	1,120	2,005
Hampton Roads Bankshares, Inc.	400	2,060
Hancock Holding Co.	510	20,599
Harleysville National Corp.	920	5,042
Heartland Financial USA, Inc.	280	4,715
Heritage Financial Corp.	120	1,542
Home Bancorp, Inc.*	190	2,362
Home Bancshares, Inc.	300	6,528
IBERIABANK Corp.	438	20,516
Independent Bank Corp.	450	9,598
International Bancshares Corp.	1,120	14,762
Investors Bancorp, Inc.*	1,010	9,989
Lakeland Bancorp, Inc.	440	3,978
Lakeland Financial Corp.	270	5,287
MainSource Financial Group, Inc.	430	2,885
MB Financial, Inc.	760	10,450
Merchants Bancshares, Inc.	100	2,479
Metro Bancorp, Inc.*	100	1,819
Midsouth Bancorp, Inc.	100	1,680
Nara Bancorp, Inc.	490	2,891
National Bankshares, Inc.	150	3,975
National Penn Bancshares, Inc.	1,800	8,964
NBT Bancorp, Inc.	730	16,746
Northfield Bancorp, Inc.	410	4,908
Northrim BanCorp, Inc.	140	2,058
Norwood Financial Corp.	40	1,294
Ohio Valley Banc Corp.	90	2,651
Old National Bancorp	1,420	16,046
Old Point Financial Corp.	40	704
Old Second Bancorp, Inc.	230	1,164
Oriental Financial Group	520	7,337
Orrstown Financial Services, Inc.	110	4,062
Pacific Capital Bancorp	1,000	2,120
Pacific Continental Corp.	280	2,976
PacWest Bancorp	520	8,362
Park National Corp.	240	15,300
Peapack Gladstone Financial Corp.	190	3,614
Penns Woods Bancorp, Inc.	80	2,706
Peoples Bancorp, Inc.	220	4,028
Peoples Financial Corp.	80	1,642
Pinnacle Financial Partners, Inc.*	705	10,998
Porter Bancorp, Inc.	60	1,007
Premierwest Bancorp	460	1,633

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

PrivateBancorp, Inc.	750	$18,622
Prosperity Bancshares, Inc.	990	33,175
Renasant Corp.	450	6,700
Republic Bancorp, Inc.-Class A	200	4,822
Republic First Bancorp, Inc.*	150	1,061
S&T Bancorp, Inc.	500	6,855
S.Y. Bancorp, Inc.	250	6,145
Sandy Spring Bancorp, Inc.	350	5,670
Santander BanCorp*	90	545
SCBT Financial Corp.	270	6,936
Shore Bancshares, Inc.	180	3,517
Sierra Bancorp	160	2,219
Signature Bank*	760	22,405
Simmons First National Corp.-Class A	300	8,994
Smithtown Bancorp, Inc.	310	3,584
South Financial Group, Inc.	3,390	5,458
Southside Bancshares, Inc.	280	6,339
Southwest Bancorp, Inc.	310	3,122
State Bancorp Inc/NY	310	2,734
StellarOne Corp.	490	7,223
Sterling Bancorp	390	3,147
Sterling Bancshares, Inc.	1,760	14,203
Sterling Financial Corp.	1,120	3,125
Suffolk Bancorp	210	6,195
Sun Bancorp, Inc.*	290	1,296
Susquehanna Bancshares, Inc.	1,850	9,731
SVB Financial Group*	710	25,027
Texas Capital Bancshares, Inc.*	760	12,624
Tompkins Financial Corp.	180	8,006
Tower Bancorp, Inc.	70	2,373
TowneBank/Portsmouth VA	450	5,967
Trico Bancshares	300	4,989
Trustmark Corp.	1,230	24,477
UCBH Holdings, Inc.	2,580	3,122
UMB Financial Corp.	690	28,787
Umpqua Holdings Corp.	1,290	12,513
Union Bankshares Corp.	290	4,501
United Bankshares, Inc.	820	16,613
United Community Banks, Inc.*	920	6,192
United Security Bancshares, Inc.	130	3,080
Univest Corp. of Pennsylvania	280	7,244
Washington Banking Co.	200	1,804
Washington Trust Bancorp, Inc.	300	5,448
Webster Financial Corp.	1,130	12,780
WesBanco, Inc.	490	8,168
West Bancorporation, Inc.	330	1,954
Westamerica Bancorp	630	32,924
Western Alliance Bancorp*	980	6,791
Wilber Corp. (The)	120	1,368
Wilshire Bancorp, Inc.	410	3,018
Wintrust Financial Corp.	510	13,336
Yadkin Valley Financial Corp.	350	2,408

Total Commercial Banks		1,087,210

Commercial Services & Supplies 3.4%
ABM Industries, Inc.	980	20,649
Acacia Research — Acacia Technologies*	680	5,345
ACCO Brands Corp.*	1,170	5,113
Administaff, Inc.	450	11,277
Advisory Board Co.(The)*	330	8,441
American Ecology Corp.	390	6,369
American Reprographics Co.*	780	6,747
AMREP Corp.*	30	378
APAC Customer Services, Inc.*	540	2,689
ATC Technology Corp.*	420	8,786
Barrett Business Services, Inc.	160	1,597

		Market
	Shares	Value

Bowne & Co., Inc.	591	$4,743
CBIZ, Inc.*	940	6,148
CDI Corp.	260	3,302
Cenveo, Inc.*	1,040	5,023
Clean Harbors, Inc.*	440	22,955
Comfort Systems USA, Inc.	830	9,777
COMSYS IT Partners, Inc.*	320	2,240
Consolidated Graphics, Inc.*	210	3,843
Cornell Cos., Inc.*	240	4,111
Corporate Executive Board Co.(The)	730	13,709
CoStar Group, Inc.*	430	15,794
Courier Corp.	220	3,639
CRA International, Inc.*	230	6,194
Deluxe Corp.	1,090	17,058
Diamond Management & Technology Consultants, Inc.	510	2,734
EnergySolutions, Inc.	1,620	13,948
EnerNOC, Inc.*	250	7,670
Ennis, Inc.	550	8,102
Exponent, Inc.*	290	7,485
First Advantage Corp.-Class A*	230	3,740
Franklin Covey Co.*	270	1,752
Fuel Tech, Inc.*	380	3,405
G&K Services, Inc.-Class A	400	9,088
Geo Group, Inc.(The)*	1,100	19,778
GeoEye, Inc.*	400	9,920
GP Strategies Corp.*	340	2,360
Healthcare Services Group, Inc.	930	17,363
Heidrick & Struggles International, Inc.	360	7,376
Heritage-Crystal Clean, Inc.*	50	609
Herman Miller, Inc.	1,150	19,101
Hill International, Inc.*	530	2,470
HNI Corp.	960	21,389
Huron Consulting Group, Inc.*	460	20,401
ICF International, Inc.*	190	4,921
ICT Group, Inc.*	200	2,064
Innerworkings, Inc.*	530	2,740
Interface, Inc.-Class A	1,040	7,218
Kelly Services, Inc. — Class A	560	6,586
Kforce, Inc.*	610	5,941
Kimball International, Inc.-Class B	690	4,692
Knoll, Inc.	1,010	9,888
Korn/Ferry International*	960	13,354
M&F Worldwide Corp.*	230	4,575
McGrath RentCorp	510	9,802
Metalico, Inc.*	580	2,633
Mine Safety Appliances Co.	570	16,011
Mobile Mini, Inc.*	760	12,297
MPS Group, Inc.*	1,980	17,127
Multi-Color Corp.	220	3,436
Navigant Consulting, Inc.*	1,070	12,733
North American Galvanizing & Coating, Inc.*	270	1,350
Odyssey Marine Exploration, Inc.*	1,140	2,143
On Assignment, Inc.*	770	3,257
Perma-Fix Environmental Services, Inc.*	1,160	3,028
Resources Connection, Inc.*	960	14,496
Rollins, Inc.	940	17,230
Schawk, Inc.	320	2,317
School Specialty, Inc.*	400	8,948
Spherion Corp.*	1,110	6,105
Standard Parking Corp.*	160	2,702
Standard Register Co.(The)	380	1,345
Steelcase, Inc. — Class A	1,530	11,200
SYKES Enterprises, Inc.*	740	14,726
Team, Inc.*	400	5,824

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Tetra Tech, Inc.*	1,290	$38,855
TrueBlue, Inc.*	940	11,938
United Stationers, Inc.*	510	23,674
Viad Corp.	440	7,797
Volt Information Sciences, Inc.*	260	2,070
VSE Corp.	90	2,665
Waste Services, Inc.*	380	1,816
Watson Wyatt Worldwide, Inc.-Class A	910	33,979

Total Commercial Services & Supplies		728,101

Communications Equipment 2.9%
3Com Corp.*	8,300	31,291
Acme Packet, Inc.*	830	8,333
ADC Telecommunications, Inc.*	2,070	15,070
Adtran, Inc.	1,180	28,509
Airvana, Inc.*	540	3,353
Anaren, Inc.*	310	5,574
Arris Group, Inc.*	2,650	32,277
Aruba Networks, Inc.*	1,260	11,189
Avocent Corp.*	950	14,735
Bel Fuse, Inc.-Class B	220	4,044
BigBand Networks, Inc.*	760	4,172
Black Box Corp.	380	10,439
Blue Coat Systems, Inc.*	850	15,886
Cogo Group, Inc.*	540	3,532
Communications Systems, Inc.	130	1,554
Comtech Telecommunications Corp.*	600	19,122
DG FastChannel, Inc.*	390	8,186
Digi International, Inc.*	530	5,411
Emcore Corp.*	1,610	2,029
EMS Technologies, Inc.*	330	7,260
Emulex Corp.*	1,780	16,251
Extreme Networks*	1,900	4,313
Globecomm Systems, Inc.*	450	3,573
Harmonic, Inc.*	2,050	14,207
Harris Stratex Networks, Inc.-Class A*	1,260	8,744
Hughes Communications, Inc.*	190	4,940
Infinera Corp.*	1,800	12,186
InterDigital, Inc.*	940	27,833
Ixia*	670	5,052
KVH Industries, Inc.*	300	2,439
Loral Space & Communications, Ltd.*	230	4,814
NETGEAR, Inc.*	740	12,587
Network Equipment Technologies, Inc.*	620	3,534
Oplink Communications, Inc.*	440	5,597
Opnext, Inc.*	600	1,218
Palm, Inc.*	2,950	46,403
Parkervision, Inc.*	630	1,922
PC-Tel, Inc.*	400	2,676
Plantronics, Inc.	1,050	24,853
Polycom, Inc.*	1,800	42,750
Powerwave Technologies, Inc.*	2,830	3,566
Riverbed Technology, Inc.*	1,170	23,412
SeaChange International, Inc.*	680	6,222
ShoreTel, Inc.*	950	8,189
Sonus Networks, Inc.*	4,420	8,398
Starent Networks Corp.*	840	20,143
Sycamore Networks, Inc.*	4,120	14,008
Symmetricom, Inc.*	930	6,026
Tekelec*	1,430	26,298
Utstarcom, Inc.*	2,430	4,155
ViaSat, Inc.*	560	15,120

Total Communications Equipment		613,395

Computers & Peripherals 0.7%
3PAR, Inc.*	590	5,658
ActivIdentity Corp.*	980	2,470

		Market
	Shares	Value

Adaptec, Inc.*	2,610	$6,943
Avid Technology, Inc.*	600	7,350
Compellent Technologies, Inc.*	360	5,720
Cray, Inc.*	730	5,928
Electronics for Imaging, Inc.*	1,050	11,970
Imation Corp.	640	5,811
Immersion Corp.*	600	2,532
Intermec, Inc.*	1,330	18,141
Intevac, Inc.*	470	5,410
Isilon Systems, Inc.*	550	2,865
Netezza Corp.*	1,010	9,130
Novatel Wireless, Inc.*	650	6,162
Quantum Corp.*	4,500	4,140
Rimage Corp.*	200	3,334
Silicon Graphics International Corp.*	640	3,213
STEC, Inc.*	530	18,068
Stratasys, Inc.*	430	6,785
Super Micro Computer, Inc.*	490	3,891
Synaptics, Inc.*	730	17,498

Total Computers & Peripherals		153,019

Construction & Engineering 0.8%
Argan, Inc.*	160	2,368
Dycom Industries, Inc.*	840	10,693
EMCOR Group, Inc.*	1,410	34,009
Furmanite Corp.*	780	3,549
Granite Construction, Inc.	730	24,732
Great Lakes Dredge & Dock Corp.	860	4,979
Insituform Technologies, Inc. — Class A*	830	15,272
Integrated Electrical Services, Inc.*	120	1,098
Layne Christensen Co.*	420	9,967
MasTec, Inc.*	1,120	11,592
Michael Baker Corp.*	170	7,251
MYR Group, Inc.*	370	6,667
Northwest Pipe Co.*	200	6,956
Orion Marine Group, Inc.*	460	10,286
Pike Electric Corp.*	360	3,791
Primoris Services Corp.	170	1,312
Sterling Construction Co, Inc.*	280	4,460
Tutor Perini Corp.*	550	10,148

Total Construction & Engineering		169,130

Construction Materials 0.1%
Headwaters, Inc.*	910	2,794
Texas Industries, Inc.	510	23,205
U.S. Concrete, Inc.*	710	1,392
United States Lime & Minerals, Inc.*	40	1,567

Total Construction Materials		28,958

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	980	5,410
Cardtronics, Inc.*	290	1,221
Cash America International, Inc.	630	16,840
CompuCredit Holdings Corp.*	350	1,046
Credit Acceptance Corp.*	130	3,444
Dollar Financial Corp.*	520	8,164
Ezcorp, Inc.-Class A*	970	12,270
First Cash Financial Services, Inc.*	490	9,212
First Marblehead Corp (The)*	1,320	2,416
Nelnet, Inc. — Class A*	410	5,859
QC Holdings, Inc.	70	372
Rewards Network, Inc.*	140	1,889
World Acceptance Corp.*	350	8,302

Total Consumer Finance		76,445

Containers & Packaging 0.4%
AEP Industries, Inc.*	110	3,510

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Boise, Inc.*	630	$1,499
Bway Holding Co.*	160	2,552
Graphic Packaging Holding Co.*	2,390	5,091
Myers Industries, Inc.	670	6,593
Rock-Tenn Co. — Class A	820	36,867
Silgan Holdings, Inc.	570	28,648

Total Containers & Packaging		84,760

Distributors 0.0%(a)
Audiovox Corp. — Class A*	370	2,919
Core-Mark Holding Co., Inc.*	210	5,641

Total Distributors		8,560

Diversified Consumer Services 1.0%
American Public Education, Inc.*	390	13,794
Bridgepoint Education, Inc.*	300	5,448
Capella Education Co.*	310	19,952
ChinaCast Education Corp.*	630	3,749
Coinstar, Inc.*	650	21,599
Corinthian Colleges, Inc.*	1,710	26,402
CPI Corp.	110	2,017
Grand Canyon Education, Inc.*	340	5,953
Jackson Hewitt Tax Service, Inc.	620	3,751
K12, Inc.*	510	9,573
Learning Tree International, Inc.*	170	1,824
Lincoln Educational Services Corp.*	210	4,276
Mac-Gray Corp.*	250	3,073
Matthews International Corp. — Class A	650	20,319
Nobel Learning Communities, Inc.*	90	1,069
Pre-Paid Legal Services, Inc.*	160	7,803
Princeton Review, Inc.*	310	1,680
Regis Corp.	1,213	16,570
Sotheby’s	1,440	21,701
Steiner Leisure, Ltd.*	310	9,830
Stewart Enterprises, Inc.-Class A	1,720	8,411
Universal Technical Institute, Inc.*	420	6,665

Total Diversified Consumer Services		215,459

Diversified Financial Services 0.4%
Ampal-American Israel Corp-Class A*	450	1,242
Asset Acceptance Capital Corp.*	320	2,477
California First National Bancorp	40	468
Compass Diversified Holdings	510	4,590
Encore Capital Group, Inc.*	290	3,584
Fifth Street Finance Corp.	596	6,169
Financial Federal Corp.	550	11,154
Life Partners Holdings, Inc.	160	3,453
MarketAxess Holdings, Inc.*	680	7,113
Medallion Financial Corp.	320	2,512
NewStar Financial, Inc.*	590	1,587
PHH Corp.*	1,170	21,446
Pico Holdings, Inc.*	400	12,132
Portfolio Recovery Associates, Inc.*	330	15,229
Primus Guaranty, Ltd.*	400	1,188
Resource America, Inc.-Class A	260	1,563
Teton Advisors, Inc.	1	—

Total Diversified Financial Services		95,907

Diversified Telecommunication Services 0.7%
AboveNet, Inc.*	130	10,660
Alaska Communications Systems Group, Inc.	950	7,039
Atlantic Tele-Network, Inc.	190	7,967
Cbeyond, Inc.*	500	7,010
Cincinnati Bell, Inc.*	4,600	14,398
Cogent Communications Group, Inc.*	950	7,875
Consolidated Communications Holdings, Inc.	500	6,315

		Market
	Shares	Value

D&E Communications, Inc.	310	$3,286
Fairpoint Communications, Inc.	1,920	1,133
FiberNet Telecom Group, Inc.*	130	1,475
General Communication, Inc. — Class A*	900	6,165
Global Crossing, Ltd.*	620	6,739
HickoryTech Corp.	280	2,372
Ibasis, Inc.*	590	1,151
inContact, Inc.*	580	2,216
Iowa Telecommunications Services, Inc.	700	8,582
Neutral Tandem, Inc.*	700	21,700
PAETEC Holding Corp.*	2,630	7,732
Premiere Global Services, Inc.*	1,300	12,467
SureWest Communications*	310	3,971

Total Diversified Telecommunication Services		140,253

Electric Utilities 1.0%
Allete, Inc.	570	18,229
Central Vermont Public Service Corp.	250	4,610
Cleco Corp.	1,290	30,560
El Paso Electric Co.*	960	14,506
Empire District Electric Co.(The)	730	13,396
IDACORP, Inc.	1,010	27,997
MGE Energy, Inc.	490	17,576
NorthWestern Corp.	770	18,634
Portland General Electric Co.	1,610	30,638
UIL Holdings Corp.	630	15,372
Unisource Energy Corp.	760	20,976
Unitil Corp.	230	4,747

Total Electric Utilities		217,241

Electrical Equipment 1.9%
Acuity Brands, Inc.	919	27,120
Advanced Battery Technologies, Inc.*	1,030	4,419
American Superconductor Corp.*	930	29,918
AO Smith Corp.	470	18,349
AZZ, Inc.*	260	10,075
Baldor Electric Co.	1,000	25,760
Belden, Inc.	1,000	17,540
Brady Corp.-Class A	1,030	30,292
Broadwind Energy, Inc.*	670	7,102
Chase Corp.	130	1,511
China BAK Battery, Inc.*	810	2,681
Encore Wire Corp.	390	8,459
Ener1, Inc.*	1,020	6,508
Energy Conversion Devices, Inc.*	980	13,955
EnerSys*	860	17,019
Evergreen Solar, Inc.*	4,020	8,442
Franklin Electric Co., Inc.	490	15,876
FuelCell Energy, Inc.*	1,400	5,614
Fushi Copperweld, Inc.*	340	3,002
GrafTech International, Ltd.*	2,580	35,423
GT Solar International, Inc.*	670	4,154
Harbin Electric, Inc.*	240	3,797
II-VI, Inc.*	530	12,715
LaBarge, Inc.*	270	2,854
LSI Industries, Inc.	400	2,596
Microvision, Inc.*	1,626	5,626
Orion Energy Systems, Inc.*	370	1,284
Polypore International, Inc.*	480	5,928
Powell Industries, Inc.*	170	6,060
Power-One, Inc.*	1,650	2,376
PowerSecure International, Inc.*	370	2,239
Preformed Line Products Co.	50	1,754
Regal-Beloit Corp.	770	35,697
SatCon Technology Corp.*	1,110	2,098
Ultralife Corp.*	260	1,669
Valence Technology, Inc.*	1,080	1,976

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Vicor Corp.	420	$3,314
Woodward Governor Co.	1,290	25,336

Total Electrical Equipment		410,538

Electronic Equipment & Instruments 1.7%
Agilysys, Inc.	330	1,554
Anixter International, Inc.*	640	21,901
Benchmark Electronics, Inc.*	1,400	22,120
Brightpoint, Inc.*	1,070	6,356
Checkpoint Systems, Inc.*	830	14,384
China Security & Surveillance Technology, Inc.*	700	6,174
Cogent, Inc.*	910	10,374
Cognex Corp.	850	14,025
Coherent, Inc.*	460	9,025
Comverge, Inc.*	410	5,396
CPI International, Inc.*	160	1,528
CTS Corp.	720	6,070
Daktronics, Inc.	720	6,034
DDi Corp.*	310	1,488
DTS, Inc.*	370	10,164
Echelon Corp.*	700	5,936
Electro Rent Corp.	380	3,618
Electro Scientific Industries, Inc.*	590	7,729
FARO Technologies, Inc.*	360	6,372
ICx Technologies, Inc.*	250	1,258
Insight Enterprises, Inc.*	980	10,094
IPG Photonics Corp.*	490	5,258
L-1 Identity Solutions, Inc.*	1,600	12,592
Littelfuse, Inc.*	470	10,998
Maxwell Technologies, Inc.*	480	6,797
Measurement Specialties, Inc.*	310	2,495
Mercury Computer Systems, Inc.*	490	5,635
Methode Electronics, Inc.	810	6,140
MTS Systems Corp.	360	8,456
Multi-Fineline Electronix, Inc.*	210	4,786
Newport Corp.*	770	5,690
OSI Systems, Inc.*	330	6,537
PAR Technology Corp.*	170	938
Park Electrochemical Corp.	440	10,283
PC Connection, Inc.*	200	1,148
PC Mall, Inc.*	220	1,912
Plexus Corp.*	850	21,836
Radisys Corp.*	500	3,960
RAE Systems, Inc.*	870	1,314
Rofin-Sinar Technologies, Inc.*	620	13,460
Rogers Corp.*	340	8,483
Scansource, Inc.*	570	16,262
Smart Modular Technologies WWH, Inc.*	790	2,354
Spectrum Control, Inc.*	270	2,665
SYNNEX Corp.*	410	11,652
Technitrol, Inc.	880	6,389
TTM Technologies, Inc.*	920	9,080
Universal Display Corp.*	630	7,654
X-Rite, Inc.*	560	986
Zygo Corp.*	320	2,022

Total Electronic Equipment & Instruments		369,382

Energy Equipment & Services 1.3%
Allis-Chalmers Energy, Inc.*	1,260	2,898
Basic Energy Services, Inc.*	480	3,240
Bolt Technology Corp.*	190	2,147
Boots & Coots, Inc.*	1,670	2,154
Bristow Group, Inc.*	620	20,522
Bronco Drilling Co., Inc.*	510	2,142
Cal Dive International, Inc.*	960	8,573
CARBO Ceramics, Inc.	410	17,093

		Market
	Shares	Value

Complete Production Services, Inc.*	1,250	$10,325
Dawson Geophysical Co.*	170	5,170
Dril-Quip, Inc.*	620	26,220
ENGlobal Corp.*	400	1,940
Geokinetics, Inc.*	130	1,890
Global Industries Ltd.*	2,140	14,616
Gulf Island Fabrication, Inc.	260	3,770
Gulfmark Offshore, Inc.*	490	15,675
Hercules Offshore, Inc.*	1,890	8,959
Hornbeck Offshore Services, Inc.*	490	10,672
ION Geophysical Corp.*	1,920	5,165
Key Energy Services, Inc.*	2,650	18,391
Lufkin Industries, Inc.	320	14,528
Matrix Service Co.*	560	5,673
NATCO Group, Inc.-Class A*	430	15,506
Natural Gas Services Group, Inc.*	260	3,585
Newpark Resources, Inc.*	1,900	4,997
OYO Geospace Corp.*	90	2,149
Parker Drilling Co.*	2,490	11,504
PHI, Inc.*	280	6,115
Pioneer Drilling Co.*	920	4,030
RPC, Inc.	600	4,932
Sulphco, Inc.*	1,450	1,624
Superior Well Services, Inc.*	300	1,959
T-3 Energy Services, Inc.*	270	3,658
TETRA Technologies, Inc.*	1,610	12,413
TGC Industries, Inc.*	280	1,277
Union Drilling, Inc.*	210	1,502
Vantage Drilling Co.*	640	1,062
Willbros Group, Inc.*	850	11,721

Total Energy Equipment & Services		289,797

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	390	12,566
Arden Group, Inc. — Class A	30	3,793
Casey’s General Stores, Inc.	1,090	29,899
Diedrich Coffee, Inc.*	60	1,426
Great Atlantic & Pacific Tea Co., Inc.*	720	4,154
Ingles Markets, Inc.-Class A	270	4,512
Nash Finch Co.	270	8,289
Pantry, Inc. (The)*	480	8,424
Pricesmart, Inc.	340	5,545
Ruddick Corp.	920	21,620
Spartan Stores, Inc.	480	6,187
Susser Holdings Corp.*	160	1,883
United Natural Foods, Inc.*	920	24,868
Village Super Market — Class A	130	3,787
Weis Markets, Inc.	240	7,937
Winn-Dixie Stores, Inc.*	1,170	16,579

Total Food & Staples Retailing		161,469

Food Products 1.2%
AgFeed Industries, Inc.*	590	3,593
Alico, Inc.	80	2,531
American Dairy, Inc.*	170	4,536
American Italian Pasta Co. — Class A*	450	14,157
B&G Foods, Inc.-Class A	390	3,257
Cal-Maine Foods, Inc.	290	8,535
Calavo Growers, Inc.	220	4,466
Chiquita Brands International, Inc.*	950	11,638
Darling International, Inc.*	1,760	12,426
Diamond Foods, Inc.	350	9,870
Farmer Brothers Co.	140	3,147
Fresh Del Monte Produce, Inc.*	880	18,841
Griffin Land & Nurseries, Inc.	70	2,146
Hain Celestial Group, Inc.*	870	14,451
HQ Sustainable Maritime Industries, Inc.*	190	1,628

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Imperial Sugar Co.	260	$3,455
J&J Snack Foods Corp.	300	13,002
Lancaster Colony Corp.	410	18,671
Lance, Inc.	600	15,204
Lifeway Foods, Inc.*	100	1,304
Omega Protein Corp.*	400	1,544
Overhill Farms, Inc.*	340	1,945
Sanderson Farms, Inc.	440	17,899
Seneca Foods Corp. — Class A*	199	5,096
Smart Balance, Inc.*	1,340	8,214
Synutra International, Inc.*	390	5,152
Tootsie Roll Industries, Inc.	520	12,558
TreeHouse Foods, Inc.*	680	22,066
Zapata Corp.*	190	1,436
Zhongpin, Inc.*	420	5,053

Total Food Products		247,821

Gas Utilities 1.1%
Chesapeake Utilities Corp.	150	4,973
Laclede Group, Inc.	470	15,778
New Jersey Resources Corp.	900	34,740
Nicor, Inc.	970	35,347
Northwest Natural Gas Co.	570	25,445
Piedmont Natural Gas Co., Inc.	1,570	38,653
South Jersey Industries, Inc.	640	23,603
Southwest Gas Corp.	960	23,251
WGL Holdings, Inc.	1,070	35,438

Total Gas Utilities		237,228

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	470	12,582
Abiomed, Inc.*	660	4,983
Accuray, Inc.*	850	5,958
Align Technology, Inc.*	1,250	13,637
Alphatec Holdings, Inc.*	640	2,394
American Medical Systems Holdings, Inc.*	1,580	24,158
Analogic Corp.	270	10,236
Angiodynamics, Inc.*	520	6,490
Aspect Medical Systems, Inc.*	370	2,316
Atrion Corp.	30	3,906
ATS Medical, Inc.*	1,020	3,550
Bovie Medical Corp.*	360	3,229
Cantel Medical Corp.*	270	4,180
Cardiac Science Corp.*	430	1,711
Cardiovascular Systems, Inc.*	190	1,908
Conceptus, Inc.*	650	10,913
CONMED Corp.*	620	10,900
CryoLife, Inc.*	610	3,099
Cutera, Inc.*	280	2,338
Cyberonics, Inc.*	590	9,800
Cynosure, Inc. — Class A*	210	2,029
Delcath Systems, Inc.*	490	1,593
DexCom, Inc.*	980	6,331
Electro-Optical Sciences, Inc.*	429	3,080
Endologix, Inc.*	940	4,540
EnteroMedics, Inc.*	330	1,092
ev3, Inc.*	1,520	18,650
Exactech, Inc.*	170	2,423
Greatbatch, Inc.*	500	11,020
Haemonetics Corp.*	550	32,455
Hansen Medical, Inc.*	540	2,225
HeartWare International, Inc.*	100	2,259
Home Diagnostics, Inc.*	250	1,698
I-Flow Corp.*	470	3,577
ICU Medical, Inc.*	270	10,511
Immucor, Inc.*	1,510	25,157
Insulet Corp.*	560	3,752

		Market
	Shares	Value

Integra LifeSciences Holdings Corp.*	400	$12,664
Invacare Corp.	620	12,648
IRIS International, Inc.*	380	3,876
Kensey Nash Corp.*	180	5,141
MAKO Surgical Corp.*	280	2,453
Masimo Corp.*	1,090	26,650
Medical Action Industries, Inc.*	300	3,747
Meridian Bioscience, Inc.	870	19,157
Merit Medical Systems, Inc.*	600	10,974
Micrus Endovascular Corp.*	340	3,063
Natus Medical, Inc.*	600	8,160
Neogen Corp.*	280	8,159
NuVasive, Inc.*	780	32,284
NxStage Medical, Inc.*	490	2,715
OraSure Technologies, Inc.*	980	2,783
Orthofix International N.V.*	370	10,308
Orthovita, Inc.*	1,420	9,244
Palomar Medical Technologies, Inc.*	390	5,827
Quidel Corp.*	550	8,211
Rochester Medical Corp.*	210	2,711
Rockwell Medical Technologies, Inc.*	300	2,694
RTI Biologics, Inc.*	1,160	5,139
Sirona Dental Systems, Inc.*	360	9,356
Somanetics Corp.*	260	3,648
SonoSite, Inc.*	370	8,721
Spectranetics Corp.*	690	3,581
Stereotaxis, Inc.*	560	2,531
STERIS Corp.	1,250	35,100
SurModics, Inc.*	330	7,379
Symmetry Medical, Inc.*	770	6,591
Synovis Life Technologies, Inc.*	250	3,863
Thoratec Corp.*	1,210	30,419
TomoTherapy, Inc.*	990	3,128
TranS1, Inc.*	280	1,736
Utah Medical Products, Inc.	70	1,995
Vascular Solutions, Inc.*	350	2,692
Volcano Corp.*	1,030	15,646
West Pharmaceutical Services, Inc.	700	25,550
Wright Medical Group, Inc.*	810	11,275
Young Innovations, Inc.	120	3,038
Zoll Medical Corp.*	450	8,293

Total Health Care Equipment & Supplies		653,830

Health Care Providers & Services 2.9%
Air Methods Corp.*	230	6,764
Alliance Imaging, Inc.*	560	2,761
Allied Healthcare International, Inc.*	960	2,390
Allion Healthcare, Inc.*	430	3,182
Almost Family, Inc.*	150	4,758
Amedisys, Inc.*	590	26,379
America Service Group, Inc.*	180	3,092
American Caresource Holdings, Inc.*	230	943
American Dental Partners, Inc.*	280	3,665
AMERIGROUP Corp.*	1,130	27,888
AMN Healthcare Services, Inc.*	700	5,096
Amsurg Corp.*	660	13,609
Assisted Living Concepts, Inc.- Class A*	220	3,168
Bio-Reference Labs, Inc.*	250	8,015
BioScrip, Inc.*	900	5,319
Capital Senior Living Corp.*	480	2,362
CardioNet, Inc.*	510	3,621
Catalyst Health Solutions, Inc.*	790	20,366
Centene Corp.*	920	17,765
Chemed Corp.	480	21,168
Chindex International, Inc.*	290	3,779
Clarient, Inc.*	640	2,554

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Continucare Corp.*	630	$1,840
Corvel Corp.*	160	3,907
Cross Country Healthcare, Inc.*	660	5,511
Emergency Medical Services Corp. — Class A*	210	8,219
Emeritus Corp.*	420	4,893
Ensign Group, Inc.	240	3,845
Genoptix, Inc.*	360	11,272
Gentiva Health Services, Inc.*	620	13,194
Hanger Orthopedic Group, Inc.*	540	7,409
Health Grades, Inc.*	510	2,438
Healthsouth Corp.*	1,890	27,216
Healthspring, Inc.*	1,050	13,261
Healthways, Inc.*	720	10,613
HMS Holdings Corp.*	550	21,120
inVentiv Health, Inc.*	720	11,045
IPC The Hospitalist Co, Inc.*	340	9,469
Kindred Healthcare, Inc.*	840	11,794
Landauer, Inc.	200	13,384
LCA-Vision, Inc.*	350	2,009
LHC Group, Inc.*	320	9,392
Magellan Health Services, Inc.*	760	24,594
MedCath Corp.*	320	3,859
Metropolitan Health Networks, Inc.*	870	2,071
Molina Healthcare, Inc.*	280	6,314
MWI Veterinary Supply, Inc.*	230	8,827
National Healthcare Corp.	170	6,332
National Research Corp.	40	1,030
Nighthawk Radiology Holdings, Inc.*	450	2,174
NovaMed, Inc.*	430	2,068
Odyssey HealthCare, Inc.*	710	8,271
Owens & Minor, Inc.	890	39,427
PharMerica Corp.*	650	13,624
Providence Service Corp.*	230	2,427
PSS World Medical, Inc.*	1,270	25,667
Psychiatric Solutions, Inc.*	1,200	32,424
RadNet, Inc.*	620	1,823
RehabCare Group, Inc.*	390	9,383
Res-Care, Inc.*	540	8,435
Skilled Healthcare Group, Inc.-Class A*	420	3,469
Sun Healthcare Group, Inc.*	930	9,049
Sunrise Senior Living, Inc.*	970	2,270
Triple-S Mgmt Corp.-Class B*	440	7,520
Universal American Corp.*	580	5,278
US Physical Therapy, Inc.*	250	4,087
Virtual Radiologic Corp.*	130	1,518
WellCare Health Plans, Inc.*	900	20,034

Total Health Care Providers & Services		632,450

Health Care Technology 0.6%
AMICAS, Inc.*	750	2,205
athenahealth, Inc.*	720	26,597
Computer Programs & Systems, Inc.	210	8,180
Eclipsys Corp.*	1,200	21,840
MedAssets, Inc.*	840	15,691
MedQuist, Inc.	200	1,634
Merge Healthcare, Inc.*	560	2,111
Omnicell, Inc.*	680	8,487
Phase Forward, Inc.*	920	13,064
Quality Systems, Inc.	510	27,994
Transcend Services, Inc.*	130	1,838
Vital Images, Inc.*	310	4,135

Total Health Care Technology		133,776

Hotels, Restaurants & Leisure 2.2%
AFC Enterprises, Inc.*	540	4,012
Ambassadors Group, Inc.	400	6,196

		Market
	Shares	Value

Ameristar Casinos, Inc.	550	$10,279
Bally Technologies, Inc.*	1,170	42,366
Benihana, Inc. — Class A*	280	2,246
BJ’s Restaurants, Inc.*	420	6,754
Bluegreen Corp.*	310	859
Bob Evans Farms, Inc.	660	19,153
Buffalo Wild Wings, Inc.*	390	15,736
California Pizza Kitchen, Inc.*	410	6,765
Caribou Coffee Co., Inc.*	150	872
Carrols Restaurant Group, Inc.*	240	1,625
CEC Entertainment, Inc.*	490	14,293
Cheesecake Factory, Inc.(The)*	1,290	24,987
Churchill Downs, Inc.	200	7,500
CKE Restaurants, Inc.	1,050	9,292
Cracker Barrel Old Country Store, Inc.	480	13,853
Denny’s Corp.*	2,060	4,759
DineEquity, Inc.	380	9,390
Domino’s Pizza, Inc.*	790	6,494
Dover Downs Gaming & Entertainment, Inc.	300	1,641
Einstein Noah Restaurant Group, Inc.*	100	1,062
Frisch’s Restaurants, Inc.	50	1,388
Gaylord Entertainment Co.*	740	10,560
Great Wolf Resorts, Inc.*	600	1,620
Interval Leisure Group, Inc.*	850	8,967
Isle of Capri Casinos, Inc.*	330	3,924
Jack in the Box, Inc.*	1,220	25,742
Krispy Kreme Doughnuts, Inc.*	1,250	3,825
Lakes Entertainment, Inc.*	400	1,508
Landry’s Restaurants, Inc.*	160	1,434
Life Time Fitness, Inc.*	860	21,887
Luby’s, Inc.*	430	1,957
Marcus Corp.	430	5,435
McCormick & Schmick’s Seafood Restaurants, Inc.*	320	2,477
Monarch Casino & Resort, Inc.*	190	1,723
Morgans Hotel Group Co.*	470	2,284
Multimedia Games, Inc.*	570	3,203
O’Charleys, Inc.	370	3,844
Orient-Express Hotels, Ltd. — Class A	1,650	14,602
P.F. Chang’s China Bistro, Inc.*	510	17,294
Papa John’s International, Inc.*	470	11,943
Peet’s Coffee & Tea, Inc.*	240	6,593
Pinnacle Entertainment, Inc.*	1,290	12,939
Red Lion Hotels Corp.*	280	1,473
Red Robin Gourmet Burgers, Inc.*	330	6,178
Ruby Tuesday, Inc.*	1,384	10,352
Ruth’s Hospitality Group Inc*	420	1,646
Shuffle Master, Inc.*	1,150	8,280
Sonic Corp.*	1,300	14,339
Speedway Motorsports, Inc.	280	4,469
Steak n Shake Co.(The)*	520	5,314
Texas Roadhouse, Inc. — Class A*	1,070	11,909
Town Sports International Holdings, Inc.*	420	1,415
Universal Travel Group*	210	2,934
Vail Resorts, Inc.*	630	18,024
Youbet.com, Inc.*	640	2,310

Total Hotels, Restaurants & Leisure		463,926

Household Durables 1.0%
American Greetings Corp. — Class A	840	13,247
Beazer Homes USA, Inc.*	840	2,705
Blyth, Inc.	130	5,516
Brookfield Homes Corp.*	210	1,182
Cavco Industries, Inc.*	140	4,792
CSS Industries, Inc.	160	3,712

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Ethan Allen Interiors, Inc.	530	$6,747
Furniture Brands International, Inc.	890	3,569
Helen of Troy, Ltd.*	640	13,920
Hooker Furniture Corp.	230	3,158
Hovnanian Enterprises, Inc. — Class A*	1,110	3,552
iRobot Corp.*	420	4,708
La-Z-Boy, Inc.	1,100	7,447
M/I Homes, Inc.*	390	5,121
Meritage Homes Corp.*	670	14,338
National Presto Industries, Inc.	100	8,036
NIVS IntelliMedia Technology Group, Inc.*	180	432
Ryland Group, Inc.	920	18,372
Sealy Corp.*	970	2,464
Skyline Corp.	150	3,640
Standard Pacific Corp.*	2,160	7,430
Stanley Furniture Co., Inc.	220	2,420
Tempur-Pedic International, Inc.	1,600	23,728
Tupperware Brands Corp.	1,340	45,654
Universal Electronics, Inc.*	290	6,122

Total Household Durables		212,012

Household Products 0.1%
Central Garden & Pet Co. — Class A*	1,330	15,016
Oil-Dri Corp. of America	110	1,733
Orchids Paper Products Co.*	100	2,285
WD-40 Co.	350	10,580

Total Household Products		29,614

Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	830	21,588
U S Geothermal, Inc.*	1,330	2,168

Total Independent Power Producers & Energy Traders		23,756

Industrial Conglomerates 0.2%
Otter Tail Corp.	760	17,716
Raven Industries, Inc.	340	9,758
Seaboard Corp.	10	10,950
Standex International Corp.	260	3,258
Tredegar Corp.	630	9,223
United Capital Corp.*	40	972

Total Industrial Conglomerates		51,877

Insurance 2.7%
Ambac Financial Group, Inc.	6,160	4,620
American Equity Investment Life Holding Co.	1,140	8,254
American Physicians Capital, Inc.	150	6,673
American Physicians Service Group, Inc.	140	3,132
American Safety Insurance Holdings, Ltd.*	180	2,957
Amerisafe, Inc.*	400	6,652
Amtrust Financial Services, Inc.	490	5,988
Argo Group International Holdings, Ltd.*	660	22,176
Assured Guaranty, Ltd.	1,300	18,161
Baldwin & Lyons, Inc.-Class B	170	3,684
Citizens, Inc.*	710	5,005
CNA Surety Corp.*	360	5,659
Conseco, Inc.*	3,960	12,316
Crawford & Co. — Class B*	450	2,182
Delphi Financial Group-Class A	920	21,923
Donegal Group, Inc. — Class A	250	3,937
Eastern Insurance Holdings, Inc.	170	1,622
eHealth, Inc.*	530	8,607
EMC Insurance Group, Inc.	100	2,419
Employers Holdings, Inc.	1,000	13,920
Enstar Group, Ltd.*	140	8,379
FBL Financial Group, Inc.-Class A	280	2,747
First Acceptance Corp.*	360	943

		Market
	Shares	Value

First Mercury Financial Corp.	310	$4,479
Flagstone Reinsurance Holdings, Ltd.	840	8,484
Fpic Insurance Group, Inc.*	160	5,496
Greenlight Capital Re, Ltd.*	600	10,998
Hallmark Financial Services*	200	1,312
Harleysville Group, Inc.	280	8,686
Hilltop Holdings, Inc.*	850	10,200
Horace Mann Educators Corp.	840	9,534
Independence Holding Co.	140	931
Infinity Property & Casualty Corp.	290	12,047
IPC Holdings, Ltd.	1,200	34,728
Kansas City Life Insurance Co.	90	2,830
Maiden Holdings, Ltd.	1,070	8,143
Max Capital Group, Ltd.	990	19,770
Meadowbrook Insurance Group, Inc.	1,230	9,729
Mercer Insurance Group, Inc.	120	2,190
Montpelier Re Holdings, Ltd.	1,850	29,008
National Financial Partners Corp.	880	6,600
National Interstate Corp.	130	2,343
National Western Life Insurance Co.-Class A	50	6,656
Navigators Group, Inc.*	270	13,314
NYMAGIC, Inc.	100	1,729
Phoenix Cos., Inc.*	2,480	5,456
Platinum Underwriters Holdings, Ltd.	1,100	37,125
PMA Capital Corp. — Class A*	690	4,002
Presidential Life Corp.	450	4,023
ProAssurance Corp.*	710	36,054
RLI Corp.	400	19,844
Safety Insurance Group, Inc.	280	9,033
SeaBright Insurance Holdings, Inc.*	460	4,471
Selective Insurance Group, Inc.	1,130	16,882
State Auto Financial Corp.	310	5,360
Stewart Information Services Corp.	370	5,095
Tower Group, Inc.	870	21,724
United America Indemnity, Ltd.-Class A*	790	4,274
United Fire & Casualty Co.	470	7,901
Universal Insurance Holdings, Inc.	280	1,400
Zenith National Insurance Corp.	800	19,096

Total Insurance		582,903

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc. — Class A*	560	1,344
Blue Nile, Inc.*	270	12,482
Drugstore.Com*	1,860	4,222
Gaiam, Inc. — Class A*	350	1,754
HSN, Inc.*	850	8,610
NutriSystem, Inc.	660	9,392
Orbitz Worldwide, Inc.*	780	2,028
Overstock.com, Inc.*	340	4,478
PetMed Express, Inc.*	500	9,280
Shutterfly, Inc.*	440	7,066
Stamps.com, Inc.*	230	1,985
Ticketmaster Entertainment, Inc.*	810	6,561
US Auto Parts Network, Inc.*	210	926

Total Internet & Catalog Retail		70,128

Internet Software & Services 1.9%
Art Technology Group, Inc.*	2,710	10,271
Bankrate, Inc.*	270	7,749
comScore, Inc.*	460	7,001
Constant Contact, Inc.*	510	11,531
DealerTrack Holdings, Inc.*	800	15,864
Dice Holdings, Inc.*	340	1,598
Digital River, Inc.*	820	28,987
DivX, Inc.*	690	4,023
EarthLink, Inc.*	2,260	19,097

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

GSI Commerce, Inc.*	530	$9,667
Imergent, Inc.	170	1,188
InfoSpace, Inc.*	750	5,490
Innodata Isogen, Inc.*	460	2,456
Internap Network Services Corp.*	1,090	3,314
Internet Brands, Inc. — Class A*	590	4,431
Internet Capital Group, Inc.*	790	5,901
iPass, Inc.*	1,080	1,922
j2 Global Communications, Inc.*	960	23,030
Keynote Systems, Inc.*	260	2,616
Knot, Inc.(The)*	640	5,594
Limelight Networks, Inc.*	700	2,772
Liquidity Services, Inc.*	320	3,674
LivePerson, Inc.*	880	3,529
LoopNet, Inc.*	430	3,440
Marchex, Inc.-Class B	420	1,840
MercadoLibre, Inc.*	550	15,851
ModusLink Global Solutions, Inc.*	980	6,987
Move, Inc.*	3,300	8,811
NIC, Inc.	1,080	8,197
Omniture, Inc.*	1,450	19,836
OpenTable, Inc.*	60	1,782
Openwave Systems, Inc.*	1,780	4,664
Perficient, Inc.*	610	4,502
Rackspace Hosting, Inc.*	1,420	19,937
RealNetworks, Inc.*	1,780	5,162
Saba Software, Inc.*	530	2,019
SAVVIS, Inc.*	770	11,173
support.com, Inc.*	990	2,435
Switch & Data Facilities Co., Inc.*	440	6,112
TechTarget, Inc.*	250	1,400
Terremark Worldwide, Inc.*	1,238	7,713
Travelzoo, Inc.*	120	1,638
United Online, Inc.	1,790	16,432
ValueClick, Inc.*	1,860	21,390
VistaPrint, Ltd.*	910	37,537
Vocus, Inc.*	350	5,887
Web.com Group, Inc.*	570	3,500
Zix Corp.*	1,360	2,244

Total Internet Software & Services		402,194

IT Services 1.9%
Acxiom Corp.	1,450	13,992
CACI International, Inc. — Class A*	640	29,568
Cass Information Systems, Inc.	180	6,235
China Information Security Technology, Inc*	580	2,181
Ciber, Inc.*	1,470	4,866
Computer Task Group, Inc.*	320	2,080
CSG Systems International, Inc.*	750	12,510
Cybersource Corp.*	1,480	25,663
eLoyalty Corp.*	140	1,268
Euronet Worldwide, Inc.*	1,040	21,882
ExlService Holdings, Inc.*	320	4,154
Forrester Research, Inc.*	330	7,448
Gartner, Inc.*	1,270	21,717
Global Cash Access Holdings, Inc.*	870	7,830
Hackett Group Inc (The)*	830	2,523
Heartland Payment Systems, Inc.	800	8,528
iGate Corp.	490	3,552
infoGROUP, Inc.*	730	4,395
Information Services Group, Inc.*	510	1,780
Integral Systems, Inc.*	370	2,657
Lionbridge Technologies, Inc.*	1,230	2,706
Mantech International Corp. — Class A*	470	25,051
MAXIMUS, Inc.	370	15,769

		Market
	Shares	Value

MoneyGram International, Inc.*	1,770	$3,965
NCI, Inc.-Class A*	140	4,437
Ness Technologies, Inc.*	830	4,416
Online Resources Corp.*	540	3,569
Perot Systems Corp.-Class A*	1,870	29,882
RightNow Technologies, Inc.*	470	5,659
Sapient Corp.*	1,810	12,091
SRA International, Inc. — Class A*	890	17,533
StarTek, Inc.*	260	2,457
Syntel, Inc.	280	11,082
TeleTech Holdings, Inc.*	700	11,704
Tier Technologies, Inc.*	380	2,812
TNS, Inc.*	540	12,382
Unisys Corp.*	7,930	14,195
VeriFone Holdings, Inc.*	1,550	13,965
Virtusa Corp.*	280	2,610
Wright Express Corp.*	820	23,190

Total IT Services		404,304

Leisure Equipment & Products 0.6%
Brunswick Corp.	1,890	13,570
Callaway Golf Co.	1,380	8,791
Eastman Kodak Co.	5,750	17,077
JAKKS Pacific, Inc.*	600	6,918
Leapfrog Enterprises, Inc.*	730	2,081
Marine Products Corp.	210	1,182
Polaris Industries, Inc.	660	24,994
Pool Corp.	1,040	24,565
RC2 Corp.*	370	5,650
Smith & Wesson Holding Corp.*	1,140	6,908
Sport Supply Group, Inc.	200	1,964
Steinway Musical Instruments*	140	1,602
Sturm Ruger & Co., Inc.	410	5,117

Total Leisure Equipment & Products		120,419

Life Sciences Tools & Services 0.9%
Accelrys, Inc.*	580	3,480
Affymetrix, Inc.*	1,510	13,348
Albany Molecular Research, Inc.*	500	4,765
AMAG Pharmaceuticals, Inc.*	360	16,348
BioDelivery Sciences International, Inc.*	220	1,236
Bruker Corp.*	1,050	10,563
Cambrex Corp.*	630	2,885
Dionex Corp.*	380	25,046
Enzo Biochem, Inc.*	710	3,621
eResearchTechnology, Inc.*	910	4,960
Exelixis, Inc.*	2,280	12,198
Harvard Bioscience, Inc.*	530	2,205
Kendle International, Inc.*	320	3,738
Life Sciences Research, Inc.*	200	1,640
Luminex Corp.*	890	15,726
Nektar Therapeutics*	1,980	14,018
Parexel International Corp.*	1,230	19,028
Sequenom, Inc.*	1,310	7,546
Varian, Inc.*	620	31,471

Total Life Sciences Tools & Services		193,822

Machinery 2.2%
3D Systems Corp.*	380	2,740
Actuant Corp.-Class A	1,444	18,541
Alamo Group, Inc.	140	1,936
Albany International Corp. — Class A	580	7,969
Altra Holdings, Inc.*	570	5,010
American Railcar Industries, Inc.	200	1,658
Ampco-Pittsburgh Corp.	180	4,091
Astec Industries, Inc.*	390	10,553
Badger Meter, Inc.	320	11,792

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Barnes Group, Inc.	1,000	$14,070
Blount International, Inc.*	820	7,626
Briggs & Stratton Corp.	1,070	18,372
Cascade Corp.	190	4,645
Chart Industries, Inc.*	610	11,749
China Fire & Security Group, Inc.*	300	4,722
CIRCOR International, Inc.	360	8,302
CLARCOR, Inc.	1,090	36,090
Colfax Corp.*	510	4,830
Columbus McKinnon Corp.*	410	5,933
Dynamic Materials Corp.	280	4,584
Eastern Co. (The)	130	2,319
Energy Recovery, Inc.*	720	5,033
EnPro Industries, Inc.*	430	7,663
ESCO Technologies, Inc.*	560	23,010
Federal Signal Corp.	1,040	9,214
Flanders Corp.*	350	2,236
Flow International Corp.*	810	1,620
Force Protection, Inc.*	1,500	7,755
FreightCar America, Inc.	260	5,195
Gorman-Rupp Co.	310	6,922
Graham Corp.	220	3,010
Greenbrier Cos., Inc.	360	3,776
Hurco Cos., Inc.*	140	2,733
John Bean Technologies Corp.	590	8,177
K-Tron International, Inc.*	50	4,399
Kadant, Inc.*	260	2,889
Kaydon Corp.	710	23,196
LB Foster Co. — Class A*	220	6,600
Lindsay Corp.	260	9,222
Met-Pro Corp.	310	3,298
Middleby Corp.*	350	17,115
Miller Industries, Inc.*	220	1,943
Mueller Industries, Inc.	800	19,008
Mueller Water Products, Inc.-Class A	2,480	9,573
NACCO Industries, Inc.-Class A	110	4,630
Nordson Corp.	720	32,328
Omega Flex, Inc.	60	982
PMFG, Inc.*	280	3,144
Portec Rail Products, Inc.	140	1,407
RBC Bearings, Inc.*	470	11,139
Robbins & Myers, Inc.	570	11,930
Sauer-Danfoss, Inc.	240	1,260
SmartHeat, Inc.*	140	921
Sun Hydraulics Corp.	270	4,747
Tecumseh Products Co. — Class A*	400	3,272
Tennant Co.	400	8,776
Titan International, Inc.	750	5,580
Trimas Corp.*	330	1,432
Twin Disc, Inc.	180	1,588
Watts Water Technologies, Inc.-Class A	630	16,594

Total Machinery		480,849

Marine 0.2%
American Commercial Lines, Inc.*	190	2,968
Eagle Bulk Shipping, Inc.	1,010	5,807
Genco Shipping & Trading, Ltd.	550	13,150
Horizon Lines, Inc.-Class A	650	3,257
International Shipholding Corp.	120	3,481
TBS International, Ltd.*	290	2,340
Ultrapetrol Bahamas, Ltd.*	460	2,075

Total Marine		33,078

Media 0.7%
Arbitron, Inc.	570	9,280
Ascent Media Corp. — Series A*	300	8,316
Belo Corp. — Class A	1,910	5,482

		Market
	Shares	Value

Carmike Cinemas, Inc.*	240	$2,280
Cinemark Holdings, Inc.	690	7,652
CKX, Inc.*	1,240	8,928
Crown Media Holdings, Inc. — Class A*	230	467
Dolan Media Co.*	640	8,723
E.W. Scripps Co. — Class A	610	2,452
Fisher Communications, Inc.	120	2,221
Global Sources, Ltd.*	350	2,240
Harte-Hanks, Inc.	810	8,764
Journal Communications, Inc.-Class A	880	2,446
Knology, Inc.*	640	5,504
LIN TV Corp.-Class A*	580	1,137
Live Nation, Inc.*	1,790	10,454
LodgeNet Entertainment Corp.*	430	2,004
Martha Stewart Living Omnimedia, Inc.-Class A*	570	1,961
Mediacom Communications Corp.-Class A*	840	4,024
National CineMedia, Inc.	900	13,239
Outdoor Channel Holdings, Inc.*	310	2,350
Playboy Enterprises, Inc. — Class B*	460	1,099
Primedia, Inc.	360	824
RCN Corp.*	780	5,678
Reading International, Inc. — Class A*	370	1,624
Rentrak Corp.*	200	3,660
Scholastic Corp.	480	10,824
Sinclair Broadcast Group, Inc.-Class A	920	1,720
Valassis Communications, Inc.*	1,030	11,732
Value Line, Inc.	30	954
World Wrestling Entertainment, Inc. — Class A	470	6,171

Total Media		154,210

Metals & Mining 0.7%
Allied Nevada Gold Corp.*	940	8,225
AM Castle & Co.	360	3,798
AMCOL International Corp.	500	9,405
Brush Engineered Materials, Inc.*	430	9,172
Century Aluminum Co.*	970	8,129
China Precision Stl, Inc.*	660	2,000
Coeur d’Alene Mines Corp.*	1,470	20,874
General Moly, Inc.*	1,360	3,849
General Stl Hldgs, Inc.*	330	1,568
Haynes International, Inc.*	260	5,988
Hecla Mining Co.*	4,670	14,710
Horsehead Holding Corp.*	760	8,124
Kaiser Aluminum Corp.	330	10,910
Olympic Steel, Inc.	190	4,847
Paramount Gold and Silver Corp.*	1,359	1,753
RTI International Metals, Inc.*	500	8,880
Stillwater Mining Co.*	880	5,887
Sutor Technology Group Ltd.*	160	654
Universal Stainless & Alloy*	140	2,465
US Gold Corp.*	1,710	5,062
Worthington Industries, Inc.	1,290	17,054

Total Metals & Mining		153,354

Multi-Utilities 0.3%
Avista Corp.	1,170	21,668
CH Energy Group, Inc.	340	16,827
Florida Public Utilities Co.	130	1,815
PNM Resources, Inc.	1,860	22,692

Total Multi-Utilities		63,002

Multiline Retail 0.3%
99 Cents Only Stores*	1,000	14,650
Dillard’s, Inc. — Class A	1,100	11,671
Fred’s, Inc. — Class A	860	11,593

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Retail Ventures, Inc.*	530	$1,765
Saks, Inc.*	2,550	13,056
Tuesday Morning Corp.*	640	2,969

Total Multiline Retail		55,704

Oil, Gas & Consumable Fuels 2.3%
Alon USA Energy, Inc.	170	1,705
Apco Oil and Gas International, Inc.	200	5,412
Approach Resources, Inc.*	260	1,823
Arena Resources, Inc.*	820	26,757
Atlas America, Inc.	730	14,680
ATP Oil & Gas Corp.*	610	4,727
Berry Petroleum Co. — Class A	920	21,822
Bill Barrett Corp.*	820	25,904
BPZ Resources, Inc.*	1,972	14,198
Brigham Exploration Co.*	1,780	8,686
Carrizo Oil & Gas, Inc.*	600	11,400
Cheniere Energy, Inc.*	1,200	3,564
Clayton Williams Energy, Inc.*	130	2,506
Clean Energy Fuels Corp.*	757	6,995
Contango Oil & Gas Co.*	260	12,061
CREDO Petroleum Corp.*	150	1,899
Crosstex Energy, Inc.	870	3,367
Cubic Energy, Inc.*	580	580
CVR Energy, Inc.*	490	4,185
Delek US Holdings, Inc.	270	2,300
Delta Petroleum Corp.*	3,810	7,315
DHT Maritime, Inc.	1,060	5,332
Endeavour International Corp.*	2,440	3,245
Evergreen Energy, Inc.*	2,790	2,511
FX Energy, Inc.*	910	3,631
General Maritime Corp.	1,040	8,663
Georesources, Inc.*	160	1,675
GMX Resources, Inc.*	530	6,164
Golar LNG, Ltd.	690	6,748
Goodrich Petroleum Corp.*	520	13,338
Gran Tierra Energy, Inc.*	4,360	16,176
Green Plains Renewable Energy, Inc.*	200	1,578
Gulfport Energy Corp.*	560	3,903
Harvest Natural Resources, Inc.*	710	4,594
International Coal Group, Inc.*	1,950	6,045
Isramco, Inc.*	20	2,903
James River Coal Co.*	590	10,956
Knightsbridge Tankers, Ltd.	370	5,820
McMoRan Exploration Co.*	1,623	10,322
Nordic American Tanker Shipping, Ltd.	900	27,603
Northern Oil And Gas, Inc.*	600	3,954
Oilsands Quest, Inc.*	4,160	3,536
Panhandle Oil and Gas, Inc.-Class A	150	3,781
Parallel Petroleum Corp.*	890	1,780
Patriot Coal Corp.*	1,370	11,467
Penn Virginia Corp.	970	18,634
Petroleum Development Corp.*	320	5,389
Petroquest Energy, Inc.*	1,096	3,672
PrimeEnergy Corp.*	10	285
Rex Energy Corp.*	540	3,197
Rosetta Resources, Inc.*	1,120	11,614
Ship Finance International, Ltd.	930	11,467
Stone Energy Corp.*	740	8,036
Swift Energy Co.*	670	13,199
Syntroleum Corp.*	1,350	3,713
Teekay Tankers, Ltd.	220	2,130
Toreador Resources Corp.	440	3,023
Uranerz Energy Corp.*	959	1,870
Uranium Energy Corp.*	990	2,653
USEC, Inc.*	2,410	9,327

		Market
	Shares	Value

Vaalco Energy, Inc.	1,250	$5,537
Venoco, Inc.*	390	3,448
W&T Offshore, Inc.	730	7,804
Warren Resources, Inc.*	1,260	2,961
Western Refining, Inc.*	670	4,362
Westmoreland Coal Co.*	210	1,657
World Fuel Services Corp.	630	27,632
Zion Oil & Gas, Inc.*	250	2,370

Total Oil, Gas & Consumable Fuels		501,591

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*	830	5,271
Clearwater Paper Corp.*	240	9,617
Deltic Timber Corp.	230	10,343
Domtar Corp.*	890	16,874
Glatfelter	980	10,143
Kapstone Paper and Packaging Corp.*	440	2,218
Louisiana-Pacific Corp.*	2,220	9,368
Neenah Paper, Inc.	310	3,038
Schweitzer-Mauduit International, Inc.	330	10,791
Wausau Paper Corp.	930	8,742

Total Paper & Forest Products		86,405

Personal Products 0.5%
American Oriental Bioengineering, Inc.*	1,320	8,026
Bare Escentuals, Inc.*	1,420	12,581
Chattem, Inc.*	420	26,321
China Sky One Med, Inc.*	220	3,386
China-Biotics, Inc.*	160	1,600
Elizabeth Arden, Inc.*	520	4,992
Female Health Co. (The)*	340	2,132
Inter Parfums, Inc.	300	3,066
Mannatech, Inc.	340	1,193
Medifast, Inc.*	280	4,186
Nu Skin Enterprises, Inc. — Class A	1,060	19,091
Nutraceutical International Corp.*	230	2,864
Prestige Brands Holdings, Inc.*	730	4,767
Revlon, Inc. — Class A*	420	2,545
Schiff Nutrition International, Inc.*	240	1,361
USANA Health Sciences, Inc.*	130	4,335

Total Personal Products		102,446

Pharmaceuticals 1.1%
Acura Pharmaceuticals, Inc.*	170	984
Adolor Corp.*	990	1,762
Akorn, Inc.*	1,210	1,634
Ardea Biosciences, Inc.*	300	5,844
ARYx Therapeutics, Inc.*	450	1,535
Auxilium Pharmaceuticals, Inc.*	910	28,146
AVANIR Pharmaceuticals, Inc. — Class A*	1,300	2,795
Biodel, Inc.*	330	1,627
BioMimetic Therapeutics, Inc.*	290	3,007
Biospecifics Technologies Corp.*	80	2,063
BMP Sunstone Corp.*	690	3,429
Cadence Pharmaceuticals, Inc.*	530	6,413
Caraco Pharmaceutical Laboratories, Ltd.*	220	689
Cornerstone Therapeutics, Inc.*	140	1,260
Cypress Bioscience, Inc.*	820	7,249
Depomed, Inc.*	1,100	4,202
Discovery Laboratories, Inc.*	2,560	1,229
Durect Corp.*	1,760	4,048
Hi-Tech Pharmacal Co., Inc.*	170	2,661
Impax Laboratories, Inc.*	1,300	9,750
Inspire Pharmaceuticals, Inc.*	910	4,423
Ista Pharmaceuticals, Inc.*	710	3,536
Javelin Pharmaceuticals, Inc.*	1,080	2,052
KV Pharmaceutical Co. — Class A*	800	1,840

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Lannett Co., Inc.*	220	$1,947
MAP Pharmaceuticals, Inc.*	160	1,630
Matrixx Initiatives, Inc.*	200	1,128
Medicines Co.(The)*	1,130	9,164
Medicis Pharmaceutical Corp. — Class A	1,260	21,571
MiddleBrook Pharmaceuticals, Inc.*	780	1,131
Noven Pharmaceuticals, Inc.*	530	8,734
Obagi Medical Products, Inc.*	370	2,808
Optimer Pharmaceuticals, Inc.*	610	8,595
Pain Therapeutics, Inc.*	740	3,256
Par Pharmaceutical Cos., Inc.*	750	12,158
Pozen, Inc.*	560	4,273
Questcor Pharmaceuticals, Inc.*	1,230	7,208
Repros Therapeutics, Inc.*	200	506
Salix Pharmaceuticals Ltd.*	1,030	12,546
Santarus, Inc.*	1,110	3,485
Sucampo Pharmaceuticals, Inc. — Class A*	230	1,520
SuperGen, Inc.*	1,270	3,378
Viropharma, Inc.*	1,660	12,234
Vivus, Inc.*	1,490	11,041
XenoPort, Inc.*	639	12,978

Total Pharmaceuticals		243,469

Real Estate Investment Trusts (REITs) 4.4%
Acadia Realty Trust	850	11,645
Agree Realty Corp.	150	2,928
Alexander’s, Inc.	40	11,022
American Campus Communities, Inc.	1,120	25,682
American Capital Agency Corp.	210	4,784
Anthracite Capital, Inc.	1,690	980
Anworth Mortgage Asset Corp.	2,180	16,437
Ashford Hospitality Trust, Inc.	1,330	3,977
Associated Estates Realty Corp.	320	1,901
BioMed Realty Trust, Inc.	2,100	24,528
CapLease, Inc.	1,030	3,121
Capstead Mortgage Corp.	1,360	18,170
Care Investment Trust, Inc.	260	1,677
CBL & Associates Properties, Inc.	1,530	9,088
Cedar Shopping Centers, Inc.	830	4,407
Cogdell Spencer, Inc.	600	2,688
Colonial Properties Trust	1,040	8,299
Cousins Properties, Inc.	830	7,155
DCT Industrial Trust, Inc.	3,770	17,191
Developers Diversified Realty Corp.	3,060	17,167
DiamondRock Hospitality Co.	2,310	15,616
DuPont Fabros Technology, Inc.	570	6,099
Dynex Capital, Inc.	240	2,030
EastGroup Properties, Inc.	540	18,749
Education Realty Trust, Inc.	1,195	5,796
Entertainment Properties Trust	750	20,482
Equity Lifestyle Properties, Inc.	538	22,418
Equity One, Inc.	700	10,535
Extra Space Storage, Inc.	1,850	16,243
FelCor Lodging Trust, Inc.	1,390	3,266
First Industrial Realty Trust, Inc.	850	3,604
First Potomac Realty Trust	590	5,528
Franklin Street Properties Corp.	1,270	18,110
Getty Realty Corp.	370	8,284
Gladstone Commercial Corp.	180	2,475
Glimcher Realty Trust	730	2,467
Gramercy Capital Corp.*	910	1,310
Hatteras Financial Corp.	780	22,097
Healthcare Realty Trust, Inc.	1,270	24,651
Hersha Hospitality Trust	910	2,457
Highwoods Properties, Inc.	1,520	38,927
Home Properties, Inc.	700	24,990

		Market
	Shares	Value

Inland Real Estate Corp.	1,500	$11,070
Investors Real Estate Trust	1,358	12,643
iStar Financial, Inc.*	2,130	5,176
Kilroy Realty Corp.	770	18,172
Kite Realty Group Trust	990	3,168
LaSalle Hotel Properties	1,355	20,203
Lexington Realty Trust	1,880	8,047
LTC Properties, Inc.	500	12,210
Medical Properties Trust, Inc.	1,720	12,040
MFA Mortgage Investments, Inc.	4,770	35,298
Mid-America Apartment Communities, Inc.	600	23,802
Mission West Properties	380	2,641
Monmouth Real Estate Investment Corp.-Class A	420	2,688
National Health Investors, Inc.	560	17,438
National Retail Properties, Inc.	1,710	33,704
NorthStar Realty Finance Corp.	1,270	4,547
Omega Healthcare Investors, Inc.	1,770	29,577
One Liberty Properties, Inc.	—	2
Parkway Properties, Inc.	460	6,518
Pennsylvania Real Estate Investment Trust	770	4,073
Post Properties, Inc.	950	13,452
Potlatch Corp.	850	25,134
PS Business Parks, Inc.	320	16,547
RAIT Financial Trust	1,390	1,668
Ramco-Gershenson Properties	340	3,091
Redwood Trust, Inc.	1,660	26,975
Resource Capital Corp.	450	1,561
Saul Centers, Inc.	140	4,742
Sovran Self Storage, Inc.	490	13,191
Strategic Hotels & Resorts, Inc.	1,610	1,900
Sun Communities, Inc.	350	5,355
Sunstone Hotel Investors, Inc.	1,610	8,952
Tanger Factory Outlet Centers	790	28,077
Transcontinental Realty Investors, Inc.*	30	413
U-Store-It Trust	1,070	5,189
UMH Properties, Inc.	190	1,621
Universal Health Realty Income Trust	240	8,201
Urstadt Biddle Properties, Inc- Class A	440	6,772
Walter Investment Management Corp.*	380	5,111
Washington Real Estate Investment Trust	1,250	31,987
Winthrop Realty Trust	250	2,400

Total Real Estate Investment Trusts (REITs)		944,337

Real Estate Management & Development 0.1%
American Realty Investors, Inc.*	60	731
Avatar Holdings, Inc.*	130	2,789
China Housing & Land Development, Inc.*	550	3,333
Consolidated-Tomoka Land Co.	120	4,474
Forestar Real Estate Group, Inc.*	770	10,025
Tejon Ranch Co.*	230	6,081

Total Real Estate Management & Development		27,433

Road & Rail 0.8%
Amerco, Inc.*	190	8,527
Arkansas Best Corp.	540	15,379
Avis Budget Group, Inc.*	2,180	18,639
Celadon Group, Inc.*	470	4,348
Dollar Thrifty Automotive Group*	460	7,613
Genesee & Wyoming, Inc. — Class A*	700	19,103
Greenhunter Energy, Inc.	3	—
Heartland Express, Inc.	1,080	16,632
Knight Transportation, Inc.	1,220	22,131
Marten Transport, Ltd.*	330	5,821
Old Dominion Freight Line, Inc.*	600	21,378
Patriot Transportation Holding, Inc.*	30	2,402
Saia, Inc.*	290	5,237

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Market
	Shares	Value

Universal Truckload Services, Inc.	130	$2,097
USA Truck, Inc.*	170	2,450
Werner Enterprises, Inc.	910	16,435
YRC Worldwide, Inc.*	1,270	1,778

Total Road & Rail		169,970

Semiconductors & Semiconductor Equipment 3.1%
Actel Corp.*	560	6,238
Advanced Analogic Technologies, Inc.*	920	4,434
Advanced Energy Industries, Inc.*	710	8,541
Amkor Technology, Inc.*	2,340	14,648
Anadigics, Inc.*	1,350	5,589
Applied Micro Circuits Corp.*	1,410	12,196
Atheros Communications, Inc.*	1,310	32,750
ATMI, Inc.*	670	12,187
Brooks Automation, Inc.*	1,380	8,183
Cabot Microelectronics Corp.*	500	16,960
Cavium Networks, Inc.*	780	14,719
Ceva, Inc.*	420	3,683
Cirrus Logic, Inc.*	1,400	7,532
Cohu, Inc.	500	6,065
Cymer, Inc.*	640	21,894
Diodes, Inc.*	680	12,553
DSP Group, Inc.*	490	4,268
Entegris, Inc.*	2,430	9,064
Entropic Communications, Inc.*	1,130	3,560
Exar Corp.*	750	5,273
FEI Co.*	800	19,600
Formfactor, Inc.*	1,060	24,433
GSI Technology, Inc.*	390	1,544
Hittite Microwave Corp.*	460	16,155
Intellon Corp.*	460	2,116
IXYS Corp.	510	3,942
Kopin Corp.*	1,450	5,757
Kulicke & Soffa Industries, Inc.*	1,310	7,690
Lattice Semiconductor Corp.*	2,470	5,459
MEMSIC, Inc.*	330	1,343
Micrel, Inc.	970	7,585
Microsemi Corp.*	1,740	23,751
Microtune, Inc.*	1,120	2,307
MIPS Technologies, Inc.*	960	3,418
MKS Instruments, Inc.*	1,060	20,532
Monolithic Power Systems, Inc.*	730	16,199
Netlogic Microsystems, Inc.*	390	15,499
NVE Corp.*	100	5,373
OmniVision Technologies, Inc.*	1,070	14,156
Pericom Semiconductor Corp.*	540	5,130
Photronics, Inc.*	900	4,599
PLX Technology, Inc.*	720	2,808
Power Integrations, Inc.	510	14,938
RF Micro Devices, Inc.*	5,690	29,588
Rubicon Technology, Inc.*	270	3,191
Rudolph Technologies, Inc.*	660	5,392
Semitool, Inc.*	490	2,901
Semtech Corp.*	1,310	24,104
Sigma Designs, Inc.*	570	9,217
Silicon Image, Inc.*	1,600	3,920
Silicon Storage Technology, Inc.*	1,700	3,196
Skyworks Solutions, Inc.*	3,590	43,367
Standard Microsystems Corp.*	470	10,904
Supertex, Inc.*	230	5,302
Techwell, Inc.*	340	3,244
Tessera Technologies, Inc.*	1,040	29,214
Trident Microsystems, Inc.*	1,350	2,268
TriQuint Semiconductor, Inc.*	3,160	22,689
Ultratech, Inc.*	510	6,074

		Market
	Shares	Value

Veeco Instruments, Inc.*	690	$13,000
Virage Logic Corp.*	350	1,747
Volterra Semiconductor Corp.*	490	8,129
White Electronic Designs Corp.*	490	2,239
Zoran Corp.*	1,110	12,787

Total Semiconductors & Semiconductor Equipment		677,144

Software 3.6%
ACI Worldwide, Inc.*	750	11,302
Actuate Corp.*	960	5,021
Advent Software, Inc.*	330	12,028
American Software, Inc.-Class A	480	3,077
ArcSight, Inc.*	390	7,398
Ariba, Inc.*	1,870	19,654
AsiaInfo Holdings, Inc.*	630	12,140
Blackbaud, Inc.	940	17,578
Blackboard, Inc.*	680	23,100
Bottomline Technologies, Inc.*	540	5,524
Callidus Software, Inc.*	550	1,403
China TransInfo Technology Corp.*	190	1,075
Chordiant Software, Inc.*	650	2,555
Commvault Systems, Inc.*	890	15,495
Concur Technologies, Inc.*	850	29,316
Deltek, Inc.*	387	2,403
DemandTec, Inc.*	430	3,831
Double-Take Software, Inc.*	370	3,219
Dynamics Research Corp.*	180	2,218
Ebix, Inc.*	140	5,807
Epicor Software Corp.*	1,010	6,141
EPIQ Systems, Inc.*	690	11,074
ePlus, Inc.*	80	1,310
Fair Isaac Corp.	1,050	20,149
FalconStor Software, Inc.*	740	3,959
GSE Systems, Inc.*	340	2,669
i2 Technologies, Inc.*	350	4,711
Informatica Corp.*	1,870	34,389
Interactive Intelligence, Inc.*	270	4,363
Jack Henry & Associates, Inc.	1,800	38,646
JDA Software Group, Inc.*	570	11,748
Kenexa Corp.*	480	5,856
Lawson Software, Inc.*	2,950	17,523
Manhattan Associates, Inc.*	490	9,065
Mentor Graphics Corp.*	2,020	14,019
MicroStrategy, Inc.-Class A*	190	11,599
Monotype Imaging Holdings, Inc.*	460	3,349
MSC.Software Corp.*	980	7,164
Net 1 UEPS Technologies, Inc.*	820	13,825
Netscout Systems, Inc.*	530	5,274
NetSuite, Inc.*	360	4,378
OpenTV Corp. — Class A*	1,810	2,498
Opnet Technologies, Inc.	280	2,660
Parametric Technology Corp.*	2,480	32,017
Pegasystems, Inc.	320	9,056
Pervasive Software, Inc.*	330	1,756
Phoenix Technologies Ltd.*	620	2,052
Progress Software Corp.*	850	19,235
PROS Holdings, Inc.*	410	3,223
QAD, Inc.	270	1,015
Quest Software, Inc.*	1,400	20,636
Radiant Systems, Inc.*	590	5,935
Renaissance Learning, Inc.	140	1,362
Rosetta Stone, Inc.*	130	3,990
S1 Corp.*	1,130	8,012
Smith Micro Software, Inc.*	610	6,972
Solarwinds, Inc.*	260	5,200
Solera Holdings, Inc.*	1,490	40,126

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

July 31, 2009

		Market
	Shares	Value

SonicWALL, Inc.*	1,150	$8,728
Sourcefire, Inc.*	470	8,291
SPSS, Inc.*	390	19,297
SRS Labs, Inc.*	250	1,860
SuccessFactors, Inc.*	790	8,335
Symyx Technologies*	730	5,059
Synchronoss Technologies, Inc.*	410	4,871
Take-Two Interactive Software, Inc.	1,720	16,374
Taleo Corp. Class A*	670	11,725
TeleCommunication Systems, Inc. -Class A*	820	6,790
THQ, Inc.*	1,450	9,729
TIBCO Software, Inc.*	3,760	32,825
Tivo, Inc.*	2,240	22,960
Tyler Technologies, Inc.*	670	10,318
Ultimate Software Group, Inc.*	520	13,312
Unica Corp.*	300	1,878
Vasco Data Security International, Inc.*	570	4,275
Websense, Inc.*	950	14,060

Total Software		781,787

Specialty Retail 2.7%
America’s Car-Mart, Inc.*	210	4,593
AnnTaylor Stores Corp.*	1,250	15,087
Asbury Automotive Group, Inc.*	690	9,653
Bebe Stores, Inc.	510	3,708
Big 5 Sporting Goods Corp.	460	5,980
Books-A-Million, Inc.	150	1,391
Borders Group, Inc.*	1,050	4,169
Brown Shoe Co., Inc.	890	6,898
Buckle, Inc.(The)	550	17,017
Build-A-Bear Workshop, Inc.*	360	1,710
Cabela’s, Inc.*	850	13,779
Cato Corp. — Class A	590	11,729
Charlotte Russe Holding, Inc.*	450	6,755
Charming Shoppes, Inc.*	2,470	11,930
Children’s Place Retail Stores, Inc.(The)*	510	16,713
Christopher & Banks Corp.	770	6,098
Citi Trends, Inc.*	310	9,052
Coldwater Creek, Inc.*	1,220	8,955
Collective Brands, Inc.*	1,370	21,810
Conn’s, Inc.*	210	2,648
Destination Maternity Corp.*	100	2,282
Dress Barn, Inc.*	960	14,966
DSW, Inc. — Class A*	260	3,507
Finish Line, Inc. — Class A	910	7,917
Gander Mountain Co.*	110	648
Genesco, Inc.*	410	8,905
Group 1 Automotive, Inc.	520	15,319
Gymboree Corp.*	630	25,061
Haverty Furniture Cos., Inc.	380	4,081
hhgregg, Inc.*	269	4,936
Hibbett Sports, Inc.*	610	11,230
Hot Topic, Inc.*	940	7,266
J. Crew Group, Inc.*	1,080	30,413
Jo-Ann Stores, Inc.*	570	13,281
Jos. A. Bank Clothiers, Inc.*	390	14,270
Kirkland’s, Inc.*	270	3,729
Lithia Motors, Inc. — Class A	360	4,316
Lumber Liquidators, Inc.*	310	5,090
Men’s Wearhouse, Inc.(The)	1,120	24,203
Midas, Inc.*	300	2,961
Monro Muffler, Inc.	360	9,572
New York & Co, Inc.*	540	1,944
OfficeMax, Inc.	1,630	15,175
Pacific Sunwear of California, Inc.*	1,410	4,681

		Market
	Shares	Value

PEP Boys-Manny Moe & Jack	1,040	$10,327
Pier 1 Imports, Inc.*	1,940	4,384
Rent-A-Center, Inc.*	1,410	29,272
Rex Stores Corp.*	150	1,680
Sally Beauty Holdings, Inc.*	2,010	14,030
Shoe Carnival, Inc.*	190	2,375
Sonic Automotive, Inc. — Class A	510	6,273
Stage Stores, Inc.	810	10,109
Stein Mart, Inc.*	550	6,067
Syms Corp.*	140	983
Systemax, Inc.*	220	2,867
Talbots, Inc.	520	2,605
Tractor Supply Co.*	770	36,937
Tween Brands, Inc.*	530	3,837
Ulta Salon Cosmetics & Fragrance, Inc.*	590	6,685
West Marine, Inc.*	310	2,756
Wet Seal, Inc.(The)-Class A*	2,080	6,864
Zale Corp.*	510	3,019
Zumiez, Inc.*	430	4,107

Total Specialty Retail		570,605

Textiles, Apparel & Luxury Goods 1.7%
American Apparel, Inc.*	700	2,688
Carter’s, Inc.*	1,210	34,292
Cherokee, Inc.	160	3,248
Columbia Sportswear Co.	250	8,853
Crocs, Inc.*	1,790	6,122
Deckers Outdoor Corp.*	280	18,931
FGX International Holdings, Ltd.*	310	4,095
Fossil, Inc.*	1,000	26,340
Fuqi Intl, Inc.*	210	5,084
G-III Apparel Group, Ltd.*	280	3,385
Iconix Brand Group, Inc.*	1,524	26,701
Jones Apparel Group, Inc.	1,830	25,181
K-Swiss, Inc. — Class A	560	6,070
Kenneth Cole Productions, Inc. — Class A	160	1,285
Liz Claiborne, Inc.	2,040	6,446
Lululemon Athletica, Inc.*	870	15,416
Maidenform Brands, Inc.*	400	5,532
Movado Group, Inc.	350	4,998
Oxford Industries, Inc.	270	3,702
Perry Ellis International, Inc.*	200	1,542
Quiksilver, Inc.*	2,740	5,891
Skechers U.S.A., Inc.-Class A*	710	9,819
Steven Madden, Ltd.*	340	10,900
Timberland Co. — Class A*	930	12,685
True Religion Apparel, Inc.*	540	12,074
Under Armour, Inc. — Class A*	710	17,246
Unifi, Inc.*	960	2,016
Unifirst Corp.	300	11,676
Volcom, Inc.*	400	4,852
Warnaco Group, Inc.*	980	35,604
Weyco Group, Inc.	150	3,567
Wolverine World Wide, Inc.	1,050	25,305

Total Textiles, Apparel & Luxury Goods		361,546

Thrifts & Mortgage Finance 1.2%
Abington Bancorp, Inc.	470	3,845
Astoria Financial Corp.	1,830	17,769
Bank Mutual Corp.	1,000	9,840
BankFinancial Corp.	460	4,899
Beneficial Mutual Bancorp, Inc.*	700	6,251
Berkshire Hills Bancorp, Inc.	290	6,630
Brookline Bancorp, Inc.	1,260	14,679
Brooklyn Fed Bancorp, Inc.	70	873
Cheviot Financial Corp.	60	510
Clifton Savings Bancorp, Inc.	200	2,158

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

July 31, 2009

		Market
	Shares	Value

Danvers Bancorp, Inc.	370	$4,644
Dime Community Bancshares	550	6,622
Doral Financial Corp.*	120	260
ESB Financial Corp.	200	2,966
ESSA Bancorp, Inc.	330	4,445
First Defiance Financial Corp.	170	2,589
First Financial Holdings, Inc.	250	3,580
First Financial Northwest	390	3,026
First Financial Service Corp.	90	1,529
Flagstar Bancorp, Inc.*	1,430	1,287
Flushing Financial Corp.	470	4,987
Fox Chase Bancorp, Inc.*	120	1,184
Heritage Financial Group	40	375
Home Federal Bancorp Inc/ID	360	4,100
K-Fed Bancorp	90	843
Kearny Financial Corp.	390	4,403
Kentucky First Federal Bancorp	70	972
Legacy Bancorp, Inc.	160	2,130
Meridian Interstate Bancorp, Inc.*	210	1,936
MGIC Investment Corp.	2,680	17,688
NASB Financial, Inc.	70	1,880
NewAlliance Bancshares, Inc.	2,290	28,053
Northeast Community Bancorp, Inc.	130	993
Northwest Bancorp, Inc.	370	7,581
OceanFirst Financial Corp.	190	2,312
Ocwen Financial Corp.*	830	11,828
Oritani Financial Corp.	220	3,005
PMI Group, Inc.(The)	1,560	3,588
Provident Financial Services, Inc.	1,280	15,155
Provident New York Bancorp	740	7,178
Prudential Bancorp, Inc. of Pennsylvania	90	1,076
Radian Group, Inc.	1,750	5,828
Rockville Financial, Inc.	180	2,239
Roma Financial Corp.	180	2,318
Tree.com, Inc.*	140	1,397
TrustCo Bank Corp.	1,630	10,253
United Financial Bancorp, Inc.	350	4,648
ViewPoint Financial Group	220	2,889
Waterstone Financial Inc.*	150	780
Westfield Financial, Inc.	670	6,513
WSFS Financial Corp.	130	3,493

Total Thrifts & Mortgage Finance		260,027

Tobacco 0.2%
Alliance One International, Inc.*	1,910	7,907
Star Scientific, Inc.*	1,640	1,689
Universal Corp.	540	20,558
Vector Group, Ltd.	790	11,740

Total Tobacco		41,894

Trading Companies & Distributors 0.7%
Aceto Corp.	530	3,726
Aircastle Ltd.	1,000	7,260
Applied Industrial Technologies, Inc.	910	20,129
Beacon Roofing Supply, Inc.*	970	16,267
BlueLinx Holdings, Inc.*	250	998
DXP Enterprises, Inc.*	170	1,724
H&E Equipment Services, Inc.*	580	6,171
Houston Wire & Cable Co.	380	4,085
Interline Brands, Inc.*	700	11,851
Kaman Corp. — Class A	550	10,549
Lawson Products, Inc.	90	1,512
RSC Holdings, Inc.*	1,050	8,284
Rush Enterprises, Inc.-Class A*	680	8,908
TAL International Group, Inc.	320	3,549
Textainer Group Holdings, Ltd.	200	2,404
Titan Machinery, Inc.*	280	3,480

		Market
	Shares	Value

United Rentals, Inc.*	1,290	$9,636
Watsco, Inc.	510	26,755
Willis Lease Finance Corp.*	100	1,445

Total Trading Companies & Distributors		148,733

Transportation Infrastructure 0.0%(a)
CAI International, Inc.*	210	1,373

Total Transportation Infrastructure		1,373

Water Utilities 0.3%
American States Water Co.	400	14,540
Artesian Resources Corp. — Class A	130	2,300
Cadiz, Inc.*	270	3,143
California Water Service Group	420	15,905
Connecticut Water Service, Inc.	180	3,893
Consolidated Water Co., Ltd.	310	5,453
Middlesex Water Co.	290	4,434
Pennichuck Corp.	90	2,066
SJW Corp.	280	6,278
Southwest Water Co.	530	2,592
York Water Co. (The)	240	4,154

Total Water Utilities		64,758

Wireless Telecommunication Services 0.4%
Centennial Communications Corp.*	1,820	13,959
iPCS, Inc.*	360	6,484
NTELOS Holdings Corp.	650	10,068
Shenandoah Telecom Co.	510	10,384
Syniverse Holdings, Inc.*	1,470	25,769
USA Mobility, Inc.	480	6,480
Virgin Mobile USA, Inc. — Class A*	810	3,977

Total Wireless Telecommunication Services		77,121

Total Common Stocks
(Cost $13,709,207)		17,574,032

Total Investments 81.7%(b)
(Cost $13,709,207)		17,574,032

Other Assets In Excess Of Liabilities — 18.3%		3,944,882

Net Assets — 100.0%		$21,518,914

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED

September 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $4,928,820)	89	$317,063

	Units
EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston September 2009 Russell 2000 Index Swap, Terminating 09/25/09 (Notional Market Value $17,108,594)**(c)	30,732	$790,079
Goldman Sachs International August 2009 Russell 2000 Index Swap, Terminating 08/10/09 (Notional Market Value $3,469,133)**(c)	6,231	1,221,351

(Total Notional Market Value $20,577,727)		$2,011,430

*	Non-Income Producing Security.

**	Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

July 31, 2009

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(c)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

RYDEX INVERSE 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 80.0%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $13,947,093 on 08/03/09 collateralized by $13,985,000 FNMA at 5.130% due 12/18/17 with a value of $14,229,738	$13,947,000	$13,947,000

Total Repurchase Agreements (Cost $13,947,000)		13,947,000

Total Investments 80.0% (a) (Cost $13,947,000)		13,947,000

Other Assets in Excess of Liabilities — 20.0%		3,488,549

Net Assets — 100.0%		$17,435,549

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT

September 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,824,380)	51	$(227,689)

Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 Russell 2000 Index Swap, Terminating 09/25/09 (Notional Market Value $24,191,905)*(b)	43,455	$(1,039,908)
Goldman Sachs International August 2009 Russell 2000 index Swap, Terminating 08/10/09 (Notional Market Value $7,784,359)*(b)	13,983	(3,795,398)

(Total Notional Market Value $31,976,264)		$(4,835,306)

*	Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FNMA — Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

RYDEX 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 82.9%

Energy Equipment & Services 15.7%
Baker Hughes, Inc.	2,899	$117,409
BJ Services Co.	3,989	56,564
Cameron International Corp.*	2,459	76,795
Diamond Offshore Drilling, Inc.	810	72,795
ENSCO International, Inc.	1,750	66,307
FMC Technologies, Inc.*	1,570	68,295
Halliburton Co.	7,578	167,398
Nabors Industries, Ltd.*	3,679	62,617
National-Oilwell Varco, Inc.*	3,749	134,739
Rowan Cos., Inc.	2,159	46,051
Schlumberger, Ltd.	8,818	471,763
Smith International, Inc.	2,559	64,308

Total Energy Equipment & Services		1,405,041

Oil, Gas & Consumable Fuels 67.2%
Anadarko Petroleum Corp.	4,099	197,572
Apache Corp.	2,729	229,100
Cabot Oil & Gas Corp.	1,590	55,857
Chesapeake Energy Corp.	5,299	113,611
Chevron Corp.	14,456	1,004,258
ConocoPhillips	7,728	337,791
CONSOL Energy, Inc.	2,039	72,446
Denbury Resources, Inc.*	3,539	58,747
Devon Energy Corp.	3,619	210,228
El Paso Corp.	7,808	78,548
EOG Resources, Inc.	2,149	159,090
Exxon Mobil Corp.	23,244	1,636,145
Hess Corp.	2,499	137,945
Marathon Oil Corp.	5,868	189,243
Massey Energy Co.	1,950	51,870
Murphy Oil Corp.	1,830	106,506
Noble Energy, Inc.	1,670	102,070
Occidental Petroleum Corp.	4,999	356,629
Peabody Energy Corp.	2,749	91,019
Pioneer Natural Resources Co.	1,820	51,961
Range Resources Corp.	1,740	80,753
Southwestern Energy Co.*	3,099	128,392
Spectra Energy Corp.	6,108	112,143
Sunoco, Inc.	1,969	48,615
Tesoro Corp.	3,069	40,173
Valero Energy Corp.	5,479	98,622
Williams Cos., Inc.(The)	5,779	96,451
XTO Energy, Inc.	4,779	192,259

Total Oil, Gas & Consumable Fuels		6,038,044

Total Common Stocks (Cost $6,513,107)		7,443,085

Total Investments 82.9%(a) (Cost $6,513,107)		7,443,085

Other Assets in Excess of Liabilities — 17.1%		1,539,325

Net Assets — 100.0%		$8,982,410

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston September 2009 S&P Select Sector Energy Index Swap, Terminating 09/25/09 (Notional Market Value $10,549,791)**(b)	20,812	$437,342

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

**	Price return based on S&P Select Sector Energy Index + / - financing at a variable rate.

RYDEX INVERSE 2X S&P SELECT SECTOR ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 84.6%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $1,575,011 on 08/03/09 collateralized by $1,695,000 FNMA at 5.000% due 05/20/24 with a value of $1,610,250	$1,575,000	$1,575,000

Total Repurchase Agreements (Cost $1,575,000)		1,575,000

Total Investments 84.6%(a) (Cost $1,575,000)		1,575,000

Other Assets in Excess of Liabilities — 15.4%		285,715

Net Assets — 100.0%		$1,860,715

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 S&P Select Sector Energy Index Swap, Terminating 09/25/09 (Notional Market Value $3,711,759)*(b)	7,322	$(230,910)

*	Price return based on S&P Select Sector Energy Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FNMA — Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

RYDEX 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 82.3%

Capital Markets 17.9%
Ameriprise Financial, Inc.	3,770	$104,806
Bank of New York Mellon Corp.	17,670	483,098
Charles Schwab Corp.(The)	13,880	248,035
E*TRADE Financial Corp.*	16,490	24,735
Federated Investors, Inc. — Class B	1,320	34,228
Franklin Resources, Inc.	2,230	197,756
Goldman Sachs Group, Inc.(The)	7,440	1,214,952
Invesco Ltd.	6,080	120,080
Janus Capital Group, Inc.	2,650	36,199
Legg Mason, Inc.	2,120	59,657
Morgan Stanley	19,980	569,430
Northern Trust Corp.	3,560	212,924
State Street Corp.	7,300	367,190
T. Rowe Price Group, Inc.	3,780	176,564

Total Capital Markets		3,849,654

Commercial Banks 15.6%
BB&T Corp.	9,560	218,733
Comerica, Inc.	2,230	53,163
Fifth Third Bancorp	11,750	111,625
First Horizon National Corp.*	3,180	40,768
Huntington Bancshares, Inc.	8,030	32,843
KeyCorp	11,580	66,932
M&T Bank Corp.	1,210	70,567
Marshall & Ilsley Corp.	5,210	31,468
PNC Financial Services Group, Inc.	6,800	249,288
Regions Financial Corp.	17,070	75,449
SunTrust Banks, Inc.	7,370	143,715
U.S. Bancorp	28,050	572,501
Wells Fargo & Co.	68,819	1,683,313
Zions Bancorp	1,700	23,086

Total Commercial Banks		3,373,451

Consumer Finance 4.0%
American Express Co.	17,550	497,191
Capital One Financial Corp.	6,680	205,076
Discover Financial Services	7,920	94,090
SLM Corp.*	6,910	61,430

Total Consumer Finance		857,787

Diversified Financial Services 23.3%
Bank of America Corp.	127,709	1,888,816
Citigroup, Inc.	81,479	258,288
CME Group, Inc.	980	273,253
IntercontinentalExchange, Inc.*	1,080	101,585
JPMorgan Chase & Co.	57,660	2,228,559
Leucadia National Corp.*	2,680	65,660
Moody’s Corp.	2,820	66,947
Nasdaq OMX Group (The)*	2,030	42,894
NYSE Euronext	3,840	103,488

Total Diversified Financial Services		5,029,490

Insurance 14.4%
AFLAC, Inc.	6,910	261,613
Allstate Corp.	7,930	213,396
American International Group, Inc.	1,990	26,149
Aon Corp.	4,090	161,350
Assurant, Inc.	1,740	44,405
Chubb Corp.	5,200	240,136
Cincinnati Financial Corp.	2,400	57,960
Genworth Financial, Inc. — Class A	6,400	44,160
Hartford Financial Services Group, Inc.	4,810	79,317
Lincoln National Corp.	4,380	92,812

		Market
	Shares	Value

Loews Corp.	5,340	$160,307
Marsh & McLennan Cos., Inc.	7,720	157,642
MBIA, Inc.*	2,520	10,559
MetLife, Inc.	12,100	410,795
Principal Financial Group, Inc.	4,590	108,783
Progressive Corp.*	10,070	156,891
Prudential Financial, Inc.	6,840	302,807
Torchmark Corp.	1,220	47,653
Travelers Cos., Inc.(The)	8,650	372,555
Unum Group	4,900	91,973
XL Capital, Ltd. — Class A	5,060	71,245

Total Insurance		3,112,508

Real Estate Investment Trusts (Reits) 6.0%
Apartment Investment & Management Co. — Class A	1,730	16,227
AvalonBay Communities, Inc.	1,180	68,676
Boston Properties, Inc.	2,050	108,445
Equity Residential	4,050	97,200
HCP, Inc.	4,030	103,813
Health Care REIT, Inc.	1,640	65,698
Host Hotels & Resorts, Inc.	8,890	80,721
Kimco Realty Corp.	4,780	47,035
Plum Creek Timber Co., Inc.	2,410	75,385
ProLogis	6,540	57,487
Public Storage, Inc.	1,850	134,255
Simon Property Group, Inc.	4,100	228,452
Ventas, Inc.	2,310	81,543
Vornado Realty Trust	2,350	119,897

Total Real Estate Investment Trusts (REITs)		1,284,834

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	3,500	38,150

Total Real Estate Management & Development		38,150

Thrifts & Mortgage Finance 0.9%
Hudson City Bancorp, Inc.	7,710	108,403
People’s United Financial, Inc.	5,150	83,687

Total Thrifts & Mortgage Finance		192,090

Total Common Stocks (Cost $12,007,574)		17,737,964

Total Investments 82.3%(a)
(Cost $12,007,574)		17,737,964

Other Assets in Excess of Liabilities — 17.7%		3,805,861

Net Assets — 100.0%		$21,543,825

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston September 2009 S&P Select Sector Financial Index Swap, Terminating 09/25/09 (Notional Market Value $25,297,615)**(b)	195,152	$2,108,435

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Financial Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

RYDEX INVERSE 2X S&P SELECT SECTOR FINANCIAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 80.2%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $5,550,037 on 08/03/09 collateralized by $5,520,000 FHLMC at 5.260% due 08/14/18 with a value of $5,664,900	$5,550,000	$5,550,000

Total Repurchase Agreements (Cost $5,550,000)		5,550,000

Total Investments 80.2%(a) (Cost $5,550,000)		5,550,000

Other Assets in Excess of Liabilities — 19.8%		1,367,826

Net Assets — 100.0%		$6,917,826

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 S&P Select Sector Financial Index Swap, Terminating 09/25/09 (Notional Market Value $13,897,569)*(b)	107,210	$(1,670,415)

*	Price return based on S&P Select Sector Financial Index + / – financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FHLMC — Federal Home Loan Mortgage Corporation. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

RYDEX 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 82.7%

Biotechnology 11.6%
Amgen, Inc.*	1,900	$118,389
Biogen Idec, Inc.*	550	26,152
Celgene Corp.*	860	48,986
Cephalon, Inc.*	140	8,211
Genzyme Corp.*	520	26,983
Gilead Sciences, Inc.*	1,700	83,181

Total Biotechnology		311,902

Health Care Equipment & Supplies 11.9%
Baxter International, Inc.	1,150	64,826
Becton, Dickinson & Co.	460	29,969
Boston Scientific Corp.*	2,850	30,609
C.R. Bard, Inc.	200	14,714
Dentsply International, Inc.	280	9,338
Hospira, Inc.*	300	11,529
Intuitive Surgical, Inc.*	70	15,912
Medtronic, Inc.	2,100	74,382
St Jude Medical, Inc.*	670	25,266
Stryker Corp.	450	17,496
Varian Medical Systems, Inc.*	230	8,112
Zimmer Holdings, Inc.*	410	19,106

Total Health Care Equipment & Supplies		321,259

Health Care Providers & Services 13.4%
Aetna, Inc.	860	23,194
AmerisourceBergen Corp.	590	11,635
Cardinal Health, Inc.	680	22,644
CIGNA Corp.	530	15,052
Coventry Health Care, Inc.*	280	6,440
DaVita, Inc.*	190	9,443
Express Scripts, Inc.*	530	37,121
Humana, Inc.*	340	11,169
Laboratory Corp. of America Holdings*	200	13,438
McKesson Corp.	520	26,598
Medco Health Solutions, Inc.*	930	49,160
Patterson Cos., Inc.*	170	4,311
Quest Diagnostics, Inc.	290	15,840
Tenet Healthcare Corp.*	810	3,200
UnitedHealth Group, Inc.	2,250	63,135
WellPoint, Inc.*	930	48,955

Total Health Care Providers & Services		361,335

Health Care Technology 0.2%
IMS Health, Inc.	360	4,320

Total Health Care Technology		4,320

Life Sciences Tools & Services 2.7%
Life Technologies Corp.*	330	15,025
Millipore Corp.*	120	8,352
PerkinElmer, Inc.	220	3,879
Thermo Fisher Scientific Inc.*	780	35,318
Waters Corp.*	180	9,045

Total Life Sciences Tools & Services		71,619

Pharmaceuticals 42.9%
Abbott Laboratories	2,450	110,226
Allergan, Inc.	590	31,524
Bristol-Myers Squibb Co.	3,730	81,090
Eli Lilly & Co.	1,890	65,942
Forest Laboratories, Inc.*	570	14,723
Johnson & Johnson, Inc.	5,160	314,192
King Pharmaceuticals, Inc.*	500	4,535
Merck & Co., Inc.	3,950	118,539

		Market
	Shares	Value

Mylan Inc.*	570	$7,518
Pfizer, Inc.	12,640	201,355
Schering-Plough Corp.	3,080	81,651
Watson Pharmaceuticals, Inc.*	210	7,293
Wyeth	2,510	116,841

Total Pharmaceuticals		1,155,429

Total Common Stocks (Cost $2,023,249)		2,225,864

Total Investments 82.7%(a) (Cost $2,023,249)		2,225,864

Other Assets in Excess of Liabilities — 17.3%		466,703

Net Assets — 100.0%		$2,692,567

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston September 2009 S&P Select Sector Health Care Index Swap, Terminating 09/25/09 (Notional Market Value $3,153,180)**(b)	11,239	$161,886

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

RYDEX INVERSE 2X S&P SELECT SECTOR HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 82.9%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $1,788,012 on 08/03/09 collateralized by $1,920,000 FNMA at 5.000% due 05/20/24 with a value of $1,824,000	$1,788,000	$1,788,000

Total Repurchase Agreements (Cost $1,788,000)		1,788,000

Total Investments 82.9%(a) (Cost $1,788,000)		1,788,000

Other Assets in Excess of Liabilities — 17.1%		369,347

Net Assets — 100.0%		$2,157,347

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 S&P Select Sector Health Care Index Swap, Terminating 09/25/09 (Notional Market Value $4,275,931)*(b)	15,241	$(272,253)

*	Price return based on S&P Select Sector Health Care Index + / - financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FNMA —	Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

		Market
	Shares	Value

COMMON STOCKS 83.3%
Communications Equipment 10.7%
Ciena Corp.*	390	$4,352
Cisco Systems, Inc.*	14,966	329,402
Harris Corp.	390	12,211
JDS Uniphase Corp.*	910	5,332
Juniper Networks, Inc.*	1,440	37,627
Motorola, Inc.	6,248	44,736
QUALCOMM, Inc.	4,329	200,043
Tellabs, Inc.*	1,300	7,540

Total Communications Equipment		641,243

Computers & Peripherals 21.0%
Apple, Inc.*	2,319	378,902
Dell, Inc.*	4,639	62,070
EMC Corp.*	5,339	80,405
Hewlett-Packard Co.	5,488	237,631
International Business Machines Corp.	3,429	404,382
Lexmark International, Inc. — Class A*	280	4,054
NetApp, Inc.*	940	21,112
QLogic Corp.*	420	5,481
SanDisk Corp.*	690	12,296
Sun Microsystems, Inc.*	2,099	19,248
Teradata Corp.*	520	12,776
Western Digital Corp.*	580	17,545

Total Computers & Peripherals		1,255,902

Diversified Telecommunication Services 11.7%
AT&T, Inc.	15,316	401,739
CenturyTel, Inc.	900	28,251
Frontier Communications Corp.	1,000	7,000
Qwest Communications International, Inc.	4,179	16,131
Verizon Communications, Inc.	7,368	236,292
Windstream Corp.	1,290	11,313

Total Diversified Telecommunication Services		700,726

Electronic Equipment & Instruments 2.2%
Agilent Technologies, Inc.*	970	22,523
Amphenol Corp. — Class A	490	16,342
Corning, Inc.	4,129	70,193
FLIR Systems, Inc.*	390	8,381
Jabil Circuit, Inc.	780	7,145
Molex, Inc.	450	7,992

Total Electronic Equipment & Instruments		132,576

Internet Software & Services 6.2%
Akamai Technologies, Inc.*	510	8,384
eBay, Inc.*	2,909	61,816
Google, Inc. — Class A*	530	234,817
VeriSign, Inc.*	570	11,651
Yahoo!, Inc.*	3,719	53,256

Total Internet Software & Services		369,924

IT Services 4.2%
Affiliated Computer Services, Inc. — Class A*	280	13,275
Automatic Data Processing, Inc.	1,340	49,915
Cognizant Technology Solutions Corp. — Class A*	820	24,264
Computer Sciences Corp.*	430	20,713
Convergys Corp.*	480	5,141
Fidelity National Information Services, Inc.	570	13,349
Fiserv, Inc.*	440	20,860
Mastercard, Inc. — Class A	200	38,806
Paychex, Inc.	880	23,320

		Market
	Shares	Value

Total System Services, Inc.	610	$8,955
Western Union Co.	1,919	33,544

Total IT Services		252,142

Office Electronics 0.4%
Xerox Corp.	2,499	20,467

Total Office Electronics		20,467

Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.*	1,839	6,731
Altera Corp.	830	15,513
Analog Devices, Inc.	820	22,444
Applied Materials, Inc.	3,579	49,390
Broadcom Corp. — Class A*	1,170	33,029
Intel Corp.	11,957	230,172
KLA-Tencor Corp.	500	15,940
Linear Technology Corp.	630	16,928
LSI Corp.*	2,079	10,769
MEMC Electronic Materials, Inc.*	650	11,453
Microchip Technology, Inc.	530	14,273
Micron Technology, Inc.*	2,539	16,224
National Semiconductor Corp.	630	9,488
Novellus Systems, Inc.*	330	6,458
NVIDIA Corp.*	1,540	19,912
Teradyne, Inc.*	720	5,674
Texas Instruments, Inc.	3,379	81,265
Xilinx, Inc.	780	16,918

Total Semiconductors & Semiconductor Equipment		582,581

Software 15.8%
Adobe Systems, Inc.*	1,420	46,036
Autodesk, Inc.*	670	14,613
BMC Software, Inc.*	520	17,696
CA, Inc.	1,100	23,254
Citrix Systems, Inc.*	530	18,868
Compuware Corp.*	810	5,937
Electronic Arts, Inc.*	910	19,538
Intuit, Inc.*	890	26,433
McAfee, Inc.*	440	19,615
Microsoft Corp.	19,865	467,225
Novell, Inc.*	1,190	5,450
Oracle Corp.	9,897	219,021
Red Hat, Inc.*	490	11,187
Salesforce.com, Inc.*	310	13,435
Symantec Corp.*	2,209	32,980

Total Software		941,288

Wireless Telecommunication Services 1.3%
American Tower Corp. — Class A*	1,070	36,476
MetroPCS Communications, Inc.*	660	7,821
Sprint Nextel Corp.*	7,778	31,112

Total Wireless Telecommunication Services		75,409

Total Common Stocks (Cost $4,352,160)		4,972,258

RYDEX 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

Total Investments 83.3%(a) (Cost $4,352,160)		4,972,258

Other Assets in Excess of Liabilities — 16.7%		998,971

Net Assets — 100.0%		$5,971,229

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston September 2009 S&P Select Sector Technology Index Swap, Terminating 09/25/09 (Notional Market Value $7,025,592)**(b)	35,634	$500,371

*	Non-Income Producing Security.

**	Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

RYDEX INVERSE 2X S&P SELECT SECTOR TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 79.3%

State Street Bank & Trust Co., 0.080%, dated 07/31/09, to be repurchased at $2,016,013 on 08/03/09 collateralized by $2,165,000 FNMA at 5.000% due 05/20/24 with a value of $2,056,750	$2,016,000	$2,016,000

Total Repurchase Agreements (Cost $2,016,000)		2,016,000

Total Investments 79.3%(a) (Cost $2,016,000)		2,016,000

Other Assets in Excess of Liabilities — 20.7%		527,776

Net Assets — 100.0%		$2,543,776

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston September 2009 S&P Select Sector Technology Index Swap, Terminating 09/25/09 (Notional Market Value $5,043,907)*(b)	25,583	$(524,037)

*	Price return based on S&P Select Sector Technology Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by FAS 157. (Note G)

(b)	Value determined based on Level 2 inputs established by FAS 157. (Note G)

FNMA — Federal National Mortgage Association. On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservatorship, the FHFA has full powers to control the assets and operations of the firm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investment in REITs, mutual funds, ETFs and closed-end investment companies are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.
C. Distributions of net investment income and net realized capital gains in the Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as derivatives, losses deferred due to wash sales and post-October losses, and excise tax regulations. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
F. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
G. Effective October 31, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement, which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of July 31, 2009:

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1 Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

Assets

Rydex Russell Top 50 ETF	$305,961,873	$—	$—	$305,961,873
Rydex S&P Equal Weight ETF	1,305,782,689	—	—	1,305,782,689
Rydex S&P 500 Pure Value ETF	18,843,170	—	—	18,843,170
Rydex S&P 500 Pure Growth ETF	34,040,961	—	—	34,040,961

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)
July 31, 2009

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1 Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

Rydex S&P MidCap 400 Pure Value ETF	12,509,412	—	—	12,509,412
Rydex S&P MidCap 400 Pure Growth ETF	46,138,022	—	—	46,138,022
Rydex S&P SmallCap 600 Pure Value ETF	79,411,638	—	—	79,411,638
Rydex S&P SmallCap 600 Pure Growth ETF	11,633,383	—	—	11,633,383
Rydex S&P Equal Weight Materials ETF	38,035,640	—	—	38,035,640
Rydex S&P Equal Weight Industrials ETF	16,805,383	—	—	16,805,383
Rydex S&P Equal Weight Technology ETF	28,074,841	—	—	28,074,841
Rydex S&P Equal Weight Health Care ETF	77,809,075	—	—	77,809,075
Rydex S&P Equal Weight Consumer Staples ETF	9,054,374	—	—	9,054,374
Rydex S&P Equal Weight Consumer Discretionary ETF	7,508,434	—	—	7,508,434
Rydex S&P Equal Weight Energy ETF	8,505,233	—	—	8,505,233
Rydex S&P Equal Weight Financials ETF	13,738,155	—	—	13,738,155
Rydex S&P Equal Weight Utilities ETF	8,534,586	—	—	8,534,586
Rydex 2x S&P 500 ETF	109,725,455	10,537,038	—	120,262,493
Rydex Inverse 2x S&P 500 ETF	87,323,000	—	—	87,323,000
Rydex 2x S&P MidCap 400 ETF	10,924,997	1,006,920	—	11,931,917
Rydex Inverse 2x S&P MidCap 400 ETF	5,185,000	—	—	5,185,000
Rydex 2x Russell 2000 ETF	17,891,095	2,011,430	—	19,902,525
Rydex Inverse 2x Russell 2000 ETF	13,947,000	—	—	13,947,000
Rydex 2x S&P Select Sector Energy ETF	7,443,085	437,342	—	7,880,427
Rydex Inverse 2x S&P Select Sector Energy ETF	1,575,000	—	—	1,575,000
Rydex 2x S&P Select Sector Financial ETF	17,737,964	2,108,435	—	19,846,399
Rydex Inverse 2x S&P Select Sector Financial ETF	5,550,000	—	—	5,550,000
Rydex 2x S&P Select Sector Technology ETF	4,972,258	500,371	—	5,472,629
Rydex Inverse 2x S&P Select Sector Technology ETF	2,016,000	—	—	2,016,000
Rydex 2x S&P Select Sector Health Care ETF	2,225,864	161,886	—	2,387,750
Rydex Inverse 2x S&P Select Sector Health Care ETF	1,788,000	—	—	1,788,000

Liabilities

Rydex Russell Top 50 ETF	—	—	—	—
Rydex S&P Equal Weight ETF	—	—	—	—
Rydex S&P 500 Pure Value ETF	—	—	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—
Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	—
Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—
Rydex S&P Equal Weight Materials ETF	—	—	—	—
Rydex S&P Equal Weight Industrials ETF	—	—	—	—
Rydex S&P Equal Weight Technology ETF	—	—	—	—
Rydex S&P Equal Weight Health Care ETF	—	—	—	—
Rydex S&P Equal Weight Consumer Staples ETF	—	—	—	—
Rydex S&P Equal Weight Consumer Discretionary ETF	—	—	—	—
Rydex S&P Equal Weight Energy ETF	—	—	—	—
Rydex S&P Equal Weight Financials ETF	—	—	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
July 31, 2009

		Level 2
		Other	Level 3
		Significant	Significant
	Level 1 Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

Rydex S&P Equal Weight Utilities ETF	—	—	—	—
Rydex 2x S&P 500 ETF	—	—	—
Rydex Inverse 2x S&P 500 ETF	2,224,623	26,502,424	—	28,727,047
Rydex 2x S&P MidCap 400 ETF	—	—	—	—
Rydex Inverse 2x S&P MidCap 400 ETF	76,126	1,590,639	—	1,666,765
Rydex 2x Russell 2000 ETF	—	—	—	—
Rydex Inverse 2x Russell 2000 ETF	227,689	4,835,306	—	5,062,995
Rydex 2x S&P Select Sector Energy ETF	—	—	—	—
Rydex Inverse 2x S&P Select Sector Energy ETF	—	230,910	—	230,910
Rydex 2x S&P Select Sector Financial ETF	—	—	—	—
Rydex Inverse 2x S&P Select Sector Financial ETF	—	1,670,415	—	1,670,415
Rydex 2x S&P Select Sector Technology ETF	—	—	—	—
Rydex Inverse 2x S&P Select Sector Technology ETF	—	524,037	—	524,037
Rydex 2x S&P Select Sector Health Care ETF	—	—	—	—
Rydex Inverse 2x S&P Select Sector Health Care ETF	—	272,253	—	272,253
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting of FAS 157-4 on the Funds and has determined that there is no impact to these Schedules of Investments.
New Accounting Pronouncements
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the impact of adopting of FAS 161 on the Funds and has determined that there is no impact to these Schedules of Investments.
Subsequent Events
Management has evaluated events or transactions that may have occurred since July 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through September 17, 2009, the data the financial statements were available to be issued and there were no events or transactions to be reported.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available without charge and upon request, by calling (800) 820-0888; as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:	September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carl Verboncoeur
Carl Verboncoeur
President

Date:	September 17, 2009

By:	/s/ Nick Bonos
Nick Bonos
Treasurer

Date:	September 17, 2009